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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      10/31

Date of reporting period:    7/31/17

Item 1. Schedule of Investments.

Invesco All Cap Market Neutral Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	ACMN-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.44%

Airlines–0.59%

Copa Holdings, S.A. -Class A (Panama)	6,500	$815,490

Apparel Retail–0.38%

Tilly’s Inc. -Class A	53,150	530,437

Apparel, Accessories & Luxury Goods–0.42%

PVH Corp.	4,900	584,521

Application Software–0.37%

Nuance Communications, Inc. (b)	10,850	187,705
Upland Software, Inc. (b)	13,450	331,543
		519,248

Auto Parts & Equipment–0.37%

Adient PLC	750	49,103
Shiloh Industries, Inc. (b)	36,450	270,459
Stoneridge, Inc. (b)	12,725	194,183
		513,745

Biotechnology–20.50%

Achaogen Inc. (b)	77,200	1,467,572
Akebia Therapeutics, Inc. (b)	58,650	773,593
Applied Genetic Technologies Corp. (b)	16,950	80,513
Arena Pharmaceuticals, Inc. (b)	58,600	1,392,336
BioSpecifics Technologies Corp. (b)	17,800	865,970
Bioverativ Inc. (b)	3,700	229,289
Calithera Biosciences, Inc. (b)	65,350	999,855
ChemoCentryx, Inc. (b)	88,000	892,320
Concert Pharmaceuticals, Inc. (b)	45,400	655,122
Cytokinetics, Inc. (b)	93,600	1,315,080
CytomX Therapeutics, Inc. (b)	49,750	671,128
Eagle Pharmaceuticals, Inc. (b)	26,250	1,290,187
Exelixis, Inc. (b)	91,650	2,484,631
FibroGen, Inc. (b)	76,950	2,627,842
ImmunoGen, Inc. (b)	177,950	1,057,023
Ionis Pharmaceuticals, Inc. (b)	36,900	1,933,560
MiMedx Group, Inc. (b)	128,200	1,917,872
PDL BioPharma Inc.	96,450	218,942
Progenics Pharmaceuticals, Inc. (b)	167,200	1,008,216
Repligen Corp. (b)	13,350	537,605
United Therapeutics Corp. (b)	10,150	1,303,260
Vertex Pharmaceuticals, Inc. (b)	16,400	2,489,848
Xencor, Inc. (b)	95,800	2,236,930
		28,448,694

Broadcasting–0.14%

Beasley Broadcast Group, Inc. -Class A (b)	18,539	194,660

	Shares	Value

Coal & Consumable Fuels–0.33%

Hallador Energy Co.	66,300	$456,807

Commercial Printing–1.19%

Ennis, Inc.	9,300	179,025
Quad/Graphics, Inc.	65,850	1,478,991
		1,658,016

Communications Equipment–3.33%

Applied Optoelectronics, Inc. (b)	13,100	1,277,119
Black Box Corp.	32,650	257,935
Comtech Telecommunications Corp.	43,500	783,000
Extreme Networks, Inc. (b)	84,675	744,293
InterDigital, Inc.	9,750	710,287
Juniper Networks, Inc.	23,950	669,403
PC-Tel, Inc. (b)	24,700	175,617
		4,617,654

Computer & Electronics Retail–2.20%

Best Buy Co., Inc.	44,500	2,596,130
Rent-A-Center, Inc.	34,600	457,412
		3,053,542

Construction & Engineering–0.18%

Goldfield Corp. (The) (b)	49,350	251,685

Construction Machinery & Heavy Trucks–1.60%

Commercial Vehicle Group, Inc. (b)	65,750	577,285
Wabash National Corp.	86,050	1,641,834
		2,219,119

Consumer Finance–0.83%

Navient Corp.	63,550	937,363
Nelnet, Inc. -Class A	4,400	215,996
		1,153,359

Copper–0.18%

Freeport-McMoRan Inc. (b)	16,950	247,809

Data Processing & Outsourced Services–1.00%

Conduent Inc. (b)	13,100	216,281
Everi Holdings Inc. (b)	127,150	948,539
StarTek, Inc. (b)	17,850	219,555
		1,384,375

Department Stores–4.03%

Dillard’s, Inc. -Class A	17,600	1,299,232
Kohl’s Corp.	55,450	2,292,857
Macy’s, Inc.	84,050	1,996,188
		5,588,277

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Diversified Chemicals–2.09%

Chemours Co. (The)	60,800	$2,894,688

Diversified Metals & Mining–1.69%

Teck Resources Ltd. -Class B (Canada)	108,250	2,347,942

Education Services–0.54%

Cambium Learning Group Inc. (b)	24,675	121,401
K12 Inc. (b)	35,450	627,820
		749,221

Electronic Components–0.10%

Bel Fuse, Inc. -Class B	5,450	137,613

Electronic Equipment & Instruments–0.74%

Control4 Corp. (b)	45,200	1,032,820

Electronic Manufacturing Services–1.07%

KEMET Corp. (b)	88,350	1,488,698

Financial Exchanges & Data–0.19%

Donnelley Financial Solutions, Inc. (b)	11,600	269,120

Footwear–0.77%

Wolverine World Wide, Inc.	37,650	1,061,730

Gold–1.49%

Kinross Gold Corp. (Canada)(b)	501,850	2,067,622

Health Care Equipment–1.58%

AngioDynamics, Inc. (b)	36,875	599,219
Fonar Corp. (b)	1,600	41,120
LeMaitre Vascular, Inc.	37,200	1,341,804
Varex Imaging Corp. (b)	6,850	211,322
		2,193,465

Health Care Services–0.21%

Psychemedics Corp.	11,350	290,106

Health Care Supplies–2.91%

Halyard Health Inc. (b)	5,000	201,100
Lantheus Holdings, Inc. (b)	88,400	1,630,980
OraSure Technologies, Inc. (b)	125,450	2,200,393
		4,032,473

Health Care Technology–0.68%

HMS Holdings Corp. (b)	46,800	939,744

Homefurnishing Retail–2.98%

Aaron’s, Inc.	42,900	1,985,412
Select Comfort Corp. (b)	63,550	2,148,625
		4,134,037

Household Products–0.60%

HRG Group, Inc. (b)	49,900	826,843

	Shares	Value

Industrial Machinery–1.33%

Harsco Corp. (b)	72,650	$1,122,442
LB Foster Co. -Class A (b)	8,650	152,240
SPX Corp. (b)	20,600	566,912
		1,841,594

Internet & Direct Marketing Retail–2.81%

Nutrisystem, Inc.	36,750	2,048,812
PetMed Express, Inc.	38,900	1,849,306
		3,898,118

Internet Software & Services–1.42%

Blucora, Inc. (b)	43,200	967,680
CommerceHub, Inc. -Series C (b)	9,750	175,305
MercadoLibre Inc. (Argentina)	2,400	692,208
QuinStreet, Inc. (b)	15,200	59,128
Travelzoo Inc. (b)	7,450	78,225
		1,972,546

IT Consulting & Other Services–1.56%

Teradata Corp. (b)	65,550	2,085,801
Unisys Corp. (b)	5,850	74,880
		2,160,681

Leisure Products–0.10%

Johnson Outdoors Inc. -Class A	2,800	141,456

Life & Health Insurance–0.66%

Lincoln National Corp.	12,500	913,250

Life Sciences Tools & Services–0.32%

Enzo Biochem, Inc. (b)	41,100	445,935

Managed Health Care–1.88%

Triple-S Management Corp. -Class B (Puerto Rico)(b)	6,450	99,846
WellCare Health Plans Inc. (b)	14,150	2,504,408
		2,604,254

Oil & Gas Drilling–2.01%

Ensco PLC -Class A	219,300	1,160,097
Noble Corp. PLC	150,100	600,400
Rowan Cos. PLC -Class A (b)	29,800	347,766
Unit Corp. (b)	38,050	684,139
		2,792,402

Oil & Gas Exploration & Production–3.59%

Bill Barrett Corp. (b)	175,250	592,345
Comstock Resources, Inc. (b)	30,250	214,473
Devon Energy Corp.	31,800	1,059,258
Enerplus Corp. (Canada)	127,250	1,147,795
Evolution Petroleum Corp.	66,000	567,600
Panhandle Oil & Gas, Inc. -Class A	15,997	351,934
Whiting Petroleum Corp. (b)	200,850	1,054,462
		4,987,867

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Oil & Gas Storage & Transportation–0.17%

Overseas Shipholding Group, Inc. -Class A (b)	76,500	$235,620

Packaged Foods & Meats–0.57%

Omega Protein Corp.	49,150	786,400

Personal Products–0.48%

Nu Skin Enterprises, Inc. -Class A	10,450	662,112

Pharmaceuticals–5.87%

Corcept Therapeutics Inc. (b)	210,400	2,623,688
Heska Corp. (b)	13,750	1,506,175
Innoviva, Inc. (b)	120,800	1,657,376
Supernus Pharmaceuticals Inc. (b)	58,400	2,362,280
		8,149,519

Property & Casualty Insurance–0.36%

Ambac Financial Group, Inc. (b)	13,300	271,719
Assured Guaranty Ltd.	5,100	229,551
		501,270

Publishing–0.10%

McClatchy Co. (The) -Class A (b)	16,650	133,200

Railroads–0.10%

CSX Corp.	2,900	143,086

Real Estate Development–0.44%

Maui Land & Pineapple Co., Inc. (b)	35,100	608,985

Regional Banks–0.45%

Central Valley Community Bancorp	28,150	618,737

Research & Consulting Services–0.38%

Acacia Research Corp. (b)	103,300	356,385
RPX Corp. (b)	12,750	174,293
		530,678

Restaurants–1.42%

Bob Evans Farms, Inc.	28,500	1,971,630

Semiconductor Equipment–1.45%

Applied Materials, Inc.	12,900	571,599
Ultra Clean Holdings, Inc. (b)	61,700	1,446,865
		2,018,464

Semiconductors–1.25%

Micron Technology, Inc. (b)	61,550	1,730,786

Specialized Consumer Services–1.55%

H&R Block, Inc.	13,250	404,125
Sotheby’s (b)	30,800	1,742,972
		2,147,097

Specialized REITs–1.31%

CoreCivic, Inc.	65,750	1,821,275

	Shares	Value

Specialty Stores–1.64%

Big 5 Sporting Goods Corp.	52,050	$559,537
Office Depot, Inc.	291,200	1,709,344
		2,268,881

Steel–0.59%

Cliffs Natural Resources Inc. (b)	105,500	814,460

Technology Hardware, Storage & Peripherals–1.64%

HP Inc.	51,200	977,920
Intevac, Inc. (b)	27,850	316,098
NCR Corp. (b)	26,050	985,992
		2,280,010

Thrifts & Mortgage Finance–2.38%

Charter Financial Corp. (b)	5,900	106,082
Federal Agricultural Mortgage Corp. -Class C	19,550	1,340,348
Walker & Dunlop, Inc. (b)	36,800	1,849,200
		3,295,630

Tobacco–0.16%

Alliance One International, Inc. (b)	15,050	228,760

Trading Companies & Distributors–1.17%

CAI International, Inc. (b)	35,950	942,968
Neff Corp. -Class A (b)	16,550	347,550
Titan Machinery, Inc. (b)	18,550	331,118
		1,621,636
Total Common Stocks & Other Equity Interests (Cost $116,359,870)		131,029,899

Money Market Funds–7.36%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	6,130,769	6,130,769
Treasury Portfolio – Institutional Class, 0.91% (c)	4,087,180	4,087,180
Total Money Market Funds (Cost $10,217,949)		10,217,949
TOTAL INVESTMENTS–101.80% (Cost $126,577,819)		141,247,848
OTHER ASSETS LESS LIABILITIES–(1.80)%		(2,504,021)
NET ASSETS–100.00%		$138,743,827

Investment Abbreviations:

REIT        —Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

Open Over-The-Counter Total Return Swap Agreements

Reference Entity	Counterparty	Expiration Date	Floating Rate Index (1)	Notional Value	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities - Short	Morgan Stanley & Co. LLC	04/24/2019	Federal Funds floating rate	$(132,640,268)	$477,682(2)	$(132,109,728)

(1) The	Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.

(2)  Amount includes $(52,858) of dividends payable long and financing fees payable from the Fund to the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total swap agreement with Morgan Stanley & Co. LLC as of July 31, 2017.

	Shares	Value

Equity Securities - Short

Aerospace & Defense

KeyW Holding Corp. (The)	(75,750)	$(668,872)

Airlines

Spirit Airlines, Inc.	(6,400)	(248,640)

Alternative Carriers

pdvWireless, Inc.	(11,750)	(290,225)
Apparel Retail
Ascena Retail Group, Inc.	(111,150)	(260,091)
Guess?, Inc.	(45,500)	(594,230)
		(854,321)

Apparel, Accessories & Luxury Goods

G-III Apparel Group, Ltd.	(26,200)	(681,986)
Under Armour, Inc.,
-Class A	(73,050)	(1,462,461)
-Class C	(23,900)	(432,829)
		(2,577,276)

Application Software

Digimarc Corp.	(20,550)	(644,243)
Zendesk, Inc.	(20,600)	(603,992)
		(1,248,235)

Asset Management & Custody Banks

Fifth Street Asset Management, Inc.	(24,250)	(99,425)
Safeguard Scientifics, Inc.	(10,250)	(121,975)
WisdomTree Investments, Inc.	(75,700)	(790,308)
		(1,011,708)

Automobile Manufacturers

Tesla, Inc.	(5,900)	(1,908,473)

Automotive Retail

Advance Auto Parts, Inc.	(14,650)	(1,640,947)
Monro Muffler Brake, Inc.	(8,200)	(382,120)
Murphy USA Inc.	(20,500)	(1,552,465)

	Shares	Value

Automotive Retail-(continued)

OReilly Automotive Inc.	(11,050)	$(2,257,515)
		(5,833,047)

Biotechnology

ACADIA Pharmaceuticals Inc.	(69,700)	(2,074,969)
Advaxis, Inc.	(76,650)	(495,925)
Alder Biopharmaceuticals, Inc.	(93,100)	(1,000,825)
Alnylam Pharmaceuticals, Inc.	(24,400)	(2,018,856)
Amicus Therapeutics, Inc.	(149,400)	(1,934,730)
Arrowhead Pharmaceuticals, Inc.	(27,550)	(48,488)
bluebird bio, Inc.	(20,350)	(1,917,987)
Cascadian Therapeutics, Inc.	(37,450)	(153,170)
Corbus Pharmaceuticals Holdings, Inc.	(90,450)	(538,178)
Dynavax Technologies Corp.	(101,100)	(1,602,435)
Eiger BioPharmaceuticals, Inc.	(11,400)	(99,180)
Flexion Therapeutics, Inc.	(58,650)	(1,337,220)
Fortress Biotech, Inc.	(22,300)	(99,012)
Heron Therapeutics, Inc.	(99,150)	(1,571,527)
Intercept Pharmaceuticals, Inc.	(13,850)	(1,622,250)
Invitae Corp.	(77,250)	(716,880)
Juno Therapeutics, Inc.	(59,350)	(1,687,320)
Keryx Biopharmaceuticals, Inc.	(62,650)	(439,177)
Kite Pharma, Inc.	(18,600)	(2,016,426)
Kura Oncology, Inc.	(20,250)	(183,263)
La Jolla Pharmaceutical Co.	(20,375)	(603,711)
Mirati Therapeutics, Inc.	(39,375)	(196,875)
Neurocrine Biosciences, Inc.	(42,600)	(2,046,078)
Novavax, Inc.	(119,000)	(123,760)
Radius Health, Inc.	(40,050)	(1,763,402)
Sarepta Therapeutics, Inc.	(14,600)	(563,268)
T2 Biosystems, Inc.	(49,850)	(131,106)
TESARO, Inc.	(14,550)	(1,857,453)
Ultragenyx Pharmaceutical Inc.	(23,400)	(1,551,888)
Vital Therapies, Inc.	(27,175)	(73,373)
		(30,468,732)

Casinos & Gaming

Empire Resorts, Inc.	(4,100)	(93,685)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Commodity Chemicals

BioAmber Inc. (Canada)	(34,750)	$(70,542)

Communications Equipment

Finisar Corp.	(62,900)	(1,712,138)
Oclaro, Inc.	(200,850)	(1,964,313)
ViaSat, Inc.	(23,100)	(1,526,679)
		(5,203,130)

Construction & Engineering

KBR, Inc.	(8,750)	(130,550)

Department Stores

J.C. Penney Co., Inc.	(15,150)	(81,961)

Distributors

Core-Mark Holding Co., Inc.	(51,750)	(1,897,672)

Diversified Chemicals

LSB Industries, Inc.	(49,600)	(351,168)

Diversified Metals & Mining

Compass Minerals International, Inc.	(18,750)	(1,294,687)

Electrical Components & Equipment

Acuity Brands Inc.	(9,650)	(1,955,572)
American Superconductor Corp.	(27,275)	(87,007)
Energous Corp.	(37,900)	(558,267)
Revolution Lighting Technologies, Inc.	(27,375)	(202,301)
Sunrun Inc.	(195,300)	(1,470,609)
Vivint Solar, Inc.	(59,300)	(305,395)
		(4,579,151)

Electronic Equipment & Instruments

Fitbit, Inc. -Class A	(121,400)	(626,424)
Mesa Laboratories, Inc.	(2,200)	(317,966)
		(944,390)

Electronic Manufacturing Services

Fabrinet (Thailand)	(43,800)	(1,971,438)

Environmental & Facilities Services

Aqua Metals, Inc.	(37,200)	(434,496)
Covanta Holding Corp.	(19,100)	(288,410)
		(722,906)

Fertilizers & Agricultural Chemicals

CF Industries Holdings, Inc.	(21,700)	(636,895)

Food Retail

Natural Grocers by Vitamin Cottage, Inc.	(39,350)	(346,673)

General Merchandise Stores

Tuesday Morning Corp.	(81,750)	(151,237)

Health Care Equipment

ConforMIS Inc.	(74,750)	(374,497)
CytoSorbents Corp.	(43,400)	(215,915)
DexCom, Inc.	(27,000)	(1,798,470)
Entellus Medical, Inc.	(40,450)	(709,897)
Insulet Corp.	(6,900)	(347,139)

	Shares	Value

Health Care Equipment-(continued)

Invacare Corp.	(60,500)	$(946,825)
InVivo Therapeutics Holdings Corp.	(44,300)	(79,740)
Invuity, Inc.	(26,750)	(169,863)
Nevro Corp.	(16,200)	(1,394,172)
Novocure Ltd.	(96,500)	(1,987,900)
ViewRay Inc.	(105,150)	(497,360)
Viveve Medical, Inc.	(31,850)	(210,529)
		(8,732,307)

Health Care Services

Diplomat Pharmacy, Inc.	(15,350)	(243,604)

Health Care Supplies

Cerus Corp.	(178,200)	(402,732)
Endologix, Inc.	(153,250)	(749,393)
		(1,152,125)

Heavy Electrical Equipment

Babcock & Wilcox Enterprises, Inc.	(46,800)	(491,400)

Home Improvement Retail

Lumber Liquidators Holdings, Inc.	(52,450)	(1,296,039)

Hotels, Resorts & Cruise Lines

Red Lion Hotels Corp.	(9,400)	(67,210)

Household Products

Orchids Paper Products Co.	(6,000)	(67,560)

Industrial Machinery

ExOne Co. (The)	(13,850)	(156,089)

Internet & Direct Marketing Retail

Wayfair, Inc.	(25,650)	(1,958,377)

Internet Software & Services

Hortonworks, Inc.	(116,600)	(1,562,440)
Pandora Media, Inc.	(134,150)	(1,200,643)
		(2,763,083)

IT Consulting & Other Services

Virtusa Corp.	(55,650)	(1,844,798)

Leisure Products

Vista Outdoor, Inc.	(5,700)	(131,613)

Life & Health Insurance

Trupanion, Inc.	(47,150)	(1,123,113)

Life Sciences Tools & Services

Accelerate Diagnostics, Inc.	(1,400)	(36,750)
Pacific Biosciences of California, Inc.	(180,750)	(589,245)
		(625,995)

Movies & Entertainment

Global Eagle Entertainment Inc.	(111,300)	(351,708)
IMAX Corp.	(36,900)	(789,660)
		(1,141,368)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Multi-Sector Holdings

FNFV Group	(8,450)	$(145,763)

Oil & Gas Equipment & Services

CARBO Ceramics Inc.	(9,500)	(67,165)
Frank’s International N.V.	(85,050)	(688,905)
Key Energy Services, Inc.	(14,000)	(263,480)
US Silica Holdings, Inc.	(11,500)	(334,995)
		(1,354,545)

Oil & Gas Exploration & Production

Callon Petroleum Co.	(53,000)	(599,960)
Gulfport Energy Corp.	(101,850)	(1,285,347)
Lilis Energy, Inc.	(91,750)	(415,627)
Sanchez Energy Corp.	(59,550)	(335,862)
SM Energy Co.	(61,650)	(1,072,094)
SRC Energy Inc.	(243,800)	(2,074,738)
		(5,783,628)

Oil & Gas Refining & Marketing

Par Pacific Holdings, Inc.	(15,100)	(270,441)

Personal Products

Coty, Inc. -Class A	(103,250)	(2,114,560)

Pharmaceuticals

Axsome Therapeutics, Inc.	(36,300)	(221,430)
Cempra, Inc.	(90,600)	(362,400)
Collegium Pharmaceutical, Inc.	(53,350)	(638,599)
Dermira, Inc.	(66,950)	(1,843,133)
Egalet Corp.	(35,100)	(46,332)
Flex Pharma Inc.	(18,600)	(79,050)
Impax Laboratories, Inc.	(49,600)	(959,760)
Lipocine Inc.	(31,850)	(161,480)
Medicines Co. (The)	(39,950)	(1,536,078)
Neos Therapeutics, Inc.	(42,900)	(276,705)
Ocular Therapeutix, Inc.	(52,700)	(333,591)
Omeros Corp.	(10,900)	(228,464)
TherapeuticsMD, Inc.	(56,550)	(319,508)
Zynerba Pharmaceuticals, Inc.	(24,450)	(344,745)
		(7,351,275)

Property & Casualty Insurance

AmTrust Financial Services Inc.	(94,850)	(1,517,600)
RLI Corp.	(2,550)	(148,053)
		(1,665,653)

Real Estate Development

Howard Hughes Corp. (The)	(6,550)	(824,056)

Real Estate Operating Companies

Trinity Place Holdings, Inc.	(9,400)	(65,330)

Regional Banks

Bank of California, Inc.	(56,900)	(1,169,295)
MidSouth Bancorp, Inc.	(29,750)	(334,688)
Pacific Mercantile Bancorp	(17,400)	(137,460)
		(1,641,443)

	Shares	Value

Research & Consulting Services

Cogint, Inc.	(100,900)	$(443,960)

Restaurants

Habit Restaurants, Inc. (The) -Class A	(23,475)	(386,164)
Kona Grill, Inc.	(14,800)	(39,220)
Noodles & Co.	(54,350)	(209,247)
Shake Shack Inc. -Class A	(55,600)	(1,835,356)
Starbucks Corp.	(5,300)	(286,094)
Zoe’s Kitchen, Inc.	(35,950)	(406,595)
		(3,162,676)

Retail REITs

CBL & Associates Properties, Inc.	(7,800)	(68,562)
Pennsylvania Real Estate Investment Trust	(130,300)	(1,549,267)
		(1,617,829)

Semiconductor Equipment
PDF Solutions, Inc.	(17,350)	(278,468)

Semiconductors

Advanced Micro Devices Inc.	(138,950)	(1,891,110)
MACOM Technology Solutions Holdings, Inc.	(23,100)	(1,398,705)
NeoPhotonics Corp.	(79,750)	(643,582)
SunPower Corp.	(19,000)	(211,660)
		(4,145,057)

Silver

Wheaton Precious Metals Corp. (Canada)	(94,200)	(1,913,202)

Specialized Finance

On Deck Capital, Inc.	(133,650)	(574,695)

Specialized REITs

Life Storage, Inc.	(4,700)	(343,288)

Specialty Chemicals

Flotek Industries, Inc.	(105,750)	(890,415)

Specialty Stores

Signet Jewelers Ltd.	(32,100)	(1,963,236)
Sportsmans Warehouse Holdings, Inc.	(79,000)	(357,870)
Tractor Supply Co.	(35,850)	(2,011,902)
		(4,333,008)

Steel

Allegheny Technologies, Inc.	(54,150)	(1,025,601)

Systems Software

FireEye, Inc.	(99,250)	(1,452,028)
SecureWorks Corp.	(27,250)	(298,115)
		(1,750,143)

Technology Hardware, Storage & Peripherals

Cray, Inc.	(74,450)	(1,533,670)
USA Technologies, Inc.	(69,050)	(383,228)
		(1,916,898)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

	Shares	Value

Thrifts & Mortgage Finance

LendingTree, Inc.	(11,300)	$(2,492,780)

Trucking

Hertz Global Holdings, Inc.	(45,700)	(624,719)
Total Equity Securities - Short		$(132,109,728)

See accompanying notes which are an integral part of this schedule.

Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco All Cap Market Neutral Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco All Cap Market Neutral Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Invesco All Cap Market Neutral Fund

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$131,029,899	$—	$—	$131,029,899
Money Market Funds	10,217,949	—	—	10,217,949
	141,247,848	—	—	141,247,848
Swap Agreements*	—	477,682	—	477,682
Total Investments	$141,247,848	$477,682	$—	$141,725,530
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master

Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco All Cap Market Neutral Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
Equity Risk
Unrealized appreciation on swap agreements—OTC	$477,682
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$477,682

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$ (22,021,306)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(7,445,875)
Total	$(29,467,181)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$140,877,754

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $118,244,234 and $164,612,803, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$23,536,091
Aggregate unrealized (depreciation) of investment securities	(9,406,711)
Net unrealized appreciation of investment securities	$14,129,380
Cost of investments for tax purposes is $127,118,468.

Invesco All Cap Market Neutral Fund

Invesco Balanced-Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	IBRA-QTR-1 07/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–32.62%

U.S. Treasury Bills–12.76%(a)
U.S. Treasury Bills	0.57%	08/17/2017	$62,700,000	$62,673,246
U.S. Treasury Bills	0.99%	10/05/2017	260,000,000	259,502,347
U.S. Treasury Bills	1.10%	12/21/2017	260,000,000	258,917,927
U.S. Treasury Bills	1.12%	01/04/2018	61,000,000	60,719,777
				641,813,297

U.S. Treasury Notes–19.86%

U.S. Treasury Floating Rate Notes (b)	1.46%	01/31/2018	413,350,000	413,984,906
U.S. Treasury Floating Rate Notes (b)	1.37%	04/30/2018	346,240,000	346,790,175
U.S. Treasury Floating Rate Notes (b)	1.36%	07/31/2018	237,520,000	237,989,591
				998,764,672
Total U.S. Treasury Securities (Cost $1,638,905,950)				1,640,577,969

		Expiration Date

Commodity-Linked Securities–3.11%
Canadian Imperial Bank of Commerce, Commodity-Linked EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2) (c)		08/22/2017	83,500,000	65,468,773
RBC Capital Markets, LLC, Commodity-Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 04 Excess Return Index) (c)		08/15/2017	107,350,000	90,859,995
Total Commodity-Linked Securities (Cost $190,850,000)				156,328,768

			Shares

Money Market Funds–58.14%
Government & Agency Portfolio – Institutional Class, 0.93% (d)			1,204,019,922	1,204,019,922
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 1.22% (d)			298,706,056	298,706,056
Treasury Obligations Portfolio – Institutional Class, 0.87% (d)			1,000,000,000	1,000,000,000
Treasury Portfolio – Institutional Class, 0.91% (d)			420,962,615	420,962,615
Total Money Market Funds (Cost $2,923,688,593)				2,923,688,593
TOTAL INVESTMENTS–93.87% (Cost $4,753,444,543)				4,720,595,330
OTHER ASSETS LESS LIABILITIES–6.13%				308,337,106
NET ASSETS–100.00%				$5,028,932,436

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Futures Contracts(e)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	1,290	February-2018	$68,666,700	$3,664,808
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,510	September-2017	106,329,972	10,867,386
Heating Oil	Long	435	September-2017	30,463,398	3,039,433
Silver	Long	1,600	September-2017	134,288,000	1,778,878
WTI Crude	Long	1,055	October-2017	53,024,300	3,446,145
Subtotal—Commodity Risk					22,796,650
Dow Jones EURO STOXX 50 Index	Long	9,650	September-2017	393,690,746	(11,797,475)
E-Mini S&P 500 Index	Long	2,540	September-2017	313,436,000	4,785,538
FTSE 100 Index	Long	4,000	September-2017	385,807,180	(7,012,194)
Hang Seng Index	Long	1,830	August-2017	318,963,742	4,555,240
Russell 2000 Index Mini	Long	4,180	September-2017	297,699,600	(35,907)
Tokyo Stock Price Index	Long	3,060	September-2017	449,595,827	6,620,256
Subtotal—Equity Risk					(2,884,542)
Australia 10 Year Bonds	Long	6,300	September-2017	649,809,120	(10,462,059)
Canada 10 Year Bonds	Long	7,465	September-2017	822,033,166	(41,252,919)
Euro Bonds	Long	2,715	September-2017	520,400,130	(8,161,700)
Japan 10 Year Bonds	Long	4	September-2017	5,449,218	(17,310)
Long Gilt	Long	4,820	September-2017	801,455,569	(10,631,579)
U.S. Treasury Long Bonds	Long	2,385	September-2017	364,830,469	72,315
Subtotal—Interest Rate Risk					(70,453,252)
Total Futures Contracts					$(50,541,144)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33%	207,000	October-2017	$101,162,121	$6,361,793
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1719 Excess Return Index	0.45	344,000	July-2018	90,457,277	1,308,094
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	1,332,000	April-2018	99,200,833	8,294,630
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	0.55	575,000	July-2018	55,234,328	652,165
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	129,500	July-2018	110,048,284	0
Cargill, Inc.	Receive	Single Commodity Index Excess Return	0.12	54,500	January-2018	48,252,676	0
Goldman Sachs International	Receive	Goldman Sachs Alpha Basket B823 Excess Return Strategy	0.40	1,088,000	July-2018	92,118,131	(395,336)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	187,000	April-2018	34,969,785	2,293,742
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	700,000	October-2017	71,862,000	724,010
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	905,000	December-2017	47,394,760	(281,726)
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	554,000	June-2018	90,030,706	0
Merrill Lynch International	Receive	MLCX Aluminum Excess Return Index	0.28	127,000	September-2017	13,617,791	0

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements-(continued)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	9,500	May-2018	$5,889,234	$0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	625,000	August-2017	27,989,519	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index ER	0.38	675,000	October-2017	70,780,769	289,643
Subtotal—Commodity Risk							19,247,015
Goldman Sachs International	Receive	Hang Seng Index Futures	—	655	August-2017	114,164,618	1,531,844
Subtotal—Equity Risk							1,531,844
Total Swap Agreements							$20,778,859

Investment Abbreviations:

EMTN	—	Euro Medium Term Notes

Index Information:

Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
RBC Enhanced Agricultural Basket 04 Excess Return Index	—	a commodity index composed of futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.
Barclays Commodity Strategy 1719 Excess Return Index	—	a commodity index that provides exposure to futures contracts on Copper.
Single Commodity Index Excess Return	—	a commodity index that provides exposure to futures contracts on Gold.
Monthly Rebalance Commodity Excess Return Index	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee ’C’, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar No. 11 and Wheat.
Goldman Sachs Alpha Basket B823 Excess Return Strategy	—	a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Cocoa, Coffee, Corn, Cotton, Lean Hogs, Live Cattle, Soybean Meal, Soybean Oil, Soybeans, Sugar and Wheat.

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $156,328,768, which represented 3.11% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(e)	Futures contracts collateralized by $241,220,000 cash held by Merrill Lynch International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Invesco Balanced-Risk Allocation Fund

D.	Structured Securities – (continued)

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.    Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.    These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities.    When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and

Invesco Balanced-Risk Allocation Fund

G.	Futures Contracts – (continued)

the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Balanced-Risk Allocation Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$1,640,577,969	$—	$1,640,577,969
Commodity-Linked Securities	—	156,328,768	—	156,328,768
Money Market Funds	2,923,688,593	—	—	2,923,688,593
	2,923,688,593	1,796,906,737	—	4,720,595,330
Futures Contracts*	(50,541,144)	—	—	(50,541,144)
Swap Agreements*	—	20,778,859	—	20,778,859
Total Investments	$2,873,147,449	$1,817,685,596	$—	$4,690,833,045

*  Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco Balanced-Risk Allocation Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$22,796,650	$15,961,034	$72,315	$38,829,999
Unrealized appreciation on swap agreements—OTC	19,924,077	1,531,844	—	21,455,921
Total Derivative Assets	42,720,727	17,492,878	72,315	60,285,920
Derivatives not subject to master netting agreements	(22,796,650)	(15,961,034)	(72,315)	(38,829,999)
Total Derivative Assets subject to master netting agreements	$19,924,077	$1,531,844	$—	$21,455,921

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$(18,845,576)	$(70,525,567)	$(89,371,143)
Unrealized depreciation on swap agreements—OTC	(677,062)	—	—	(677,062)
Total Derivative Liabilities	(677,062)	(18,845,576)	(70,525,567)	(90,048,205)
Derivatives not subject to master netting agreements	—	18,845,576	70,525,567	89,371,143
Total Derivative Liabilities subject to master netting agreements	$(677,062)	$—	$—	$(677,062)

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(61,373,400)	$337,235,832	$(87,013,740)	$188,848,692
Swap agreements	10,120,288	14,678,767	(3,139,753)	21,659,302
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	46,555,025	(20,718,399)	18,721,765	44,558,391
Swap agreements	10,572,460	3,195,173	269,449	14,037,082
Total	$5,874,373	$334,391,373	$(71,162,279)	$269,103,467

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$5,962,001,914	$1,017,617,822

Invesco Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $0 and $72,037,582, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $262,162,444, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,715,903
Aggregate unrealized (depreciation) of investment securities	(34,623,390)
Net unrealized appreciation (depreciation) of investment securities	$(32,907,487)
Cost of investments for tax purposes is $4,753,502,817.

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	BRCS-QTR-1 07/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–34.77%

U.S. Treasury Bills–14.93%(a)

U.S. Treasury Bills (b)	0.57%	08/17/2017	$45,440,000	$45,420,611
U.S. Treasury Bills (b)	0.77%	08/17/2017	6,250,000	6,247,333
U.S. Treasury Bills (b)	0.85%	08/17/2017	8,050,000	8,046,565
U.S. Treasury Bills	1.06%	12/14/2017	25,000,000	24,902,959
U.S. Treasury Bills	1.10%	12/14/2017	14,680,000	14,623,017
U.S. Treasury Bills	1.12%	01/04/2018	21,300,000	21,202,152
				120,442,637

U.S. Treasury Notes–19.84%(c)

U.S. Treasury Floating Rate Notes	1.46%	01/31/2018	62,880,000	62,976,583
U.S. Treasury Floating Rate Notes	1.37%	04/30/2018	53,010,000	53,094,233
U.S. Treasury Floating Rate Notes	1.36%	07/31/2018	43,910,000	43,996,813
				160,067,629
Total U.S. Treasury Securities (Cost $280,240,561)				280,510,266

		Expiration Date

Commodity-Linked Securities–5.60%

Barclays Bank PLC (United Kingdom), U.S. Federal Funds (Effective) rate minus 0.06% (linked to the Barclays Capital Diversified Energy-Metals Total Return Index, multiplied by 3) (d)		07/19/2018	21,150,000	24,252,065
International Bank for Reconstruction and Development (The) 6 month USD LIBOR rate minus 0.60% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 2) (d)		04/26/2018	20,000,000	20,921,820
Total Commodity-Linked Securities (Cost $41,150,000)				45,173,885

			Shares
Exchange-Traded Fund–1.03%

PowerShares DB Gold Fund (Cost $11,674,832) (e)			205,000	8,296,350

Money Market Funds–52.53%

Government & Agency Portfolio – Institutional Class, 0.93% (f)			218,125,444	218,125,444
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 1.22% (f)			78,923,239	78,923,239
Treasury Portfolio – Institutional Class, 0.91% (f)			126,648,296	126,648,296
Total Money Market Funds (Cost $423,696,979)				423,696,979
TOTAL INVESTMENTS–93.93% (Cost $756,762,372)				757,677,480
OTHER ASSETS LESS LIABILITIES–6.07%				48,961,166
NET ASSETS–100.00%				$806,638,646

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Cocoa	Short	247	December-2017	$(5,154,890)	$(230,407)
Coffee C	Long	180	September-2017	9,399,375	741,789
Corn	Long	873	December-2017	16,794,338	(446,609)
Cotton No. 2	Long	646	December-2017	22,241,780	(1,667,211)
Lean Hogs	Long	418	December-2017	10,115,600	(696,059)
LME Zinc	Long	516	October-2017	36,042,600	40,549
NYH RBOB Gasoline (Globex)	Long	430	September-2017	30,279,396	3,005,911
Soybean	Long	191	November-2017	9,619,238	736,597
Wheat	Long	737	December-2017	18,415,788	(988,562)
Total Futures Contracts – Commodity Risk					$495,998

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37%	66,200	January–2018	$13,487,747	$1,118,230
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	91,800	January–2018	12,988,810	(730,884)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Excess Return Index	0.30	162,500	May-2018	47,577,628	465,059
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	32,000	March–2018	6,940,871	591,542
Canadian Imperial Bank of Commerce	Receive	CIBC Dynamic Roll LME Copper Excess Return Index 2	0.30	490,000	April–2018	36,492,799	3,051,328
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	1,201,000	October–2017	46,104,661	(87,661)
Goldman Sachs International	Receive	Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index	0.37	177,700	March–2018	37,754,409	1,960,262
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.30	52,150	January–2018	60,703,434	(2,262,997)
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	16,500	April–2018	3,085,569	202,389
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	543,000	October–2017	55,744,380	561,625
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	1,240,000	December-2017	64,938,676	(386,012)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	284,700	May–2018	55,096,482	812,705
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	86,900	January–2018	16,768,285	1,026,628
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	205,200	June–2018	33,347,114	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	152,000	September–2017	16,298,458	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	63,950	May–2018	39,643,846	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	207,000	August–2017	9,270,129	0
Morgan Stanley Capital Services LLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	165,800	April–2018	25,174,724	1,200,541
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	62,500	March–2018	15,760,200	0
Royal Bank of Canada	Receive	RBC Enhanced Copper LME 01 Excess Return Index		78,500	June-2018	45,878,163	0
Total Swap Agreements—Commodity Risk							$7,522,755

Index Information:
Barclays Diversified Energy-Metals Total Return Index

—a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.

LIBOR	—London Interbank Offered Rate

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.
(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $45,173,885, which represented 5.60% of the Fund’s Net Assets.
(e)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2017 represented 1.03% of the Fund’s Net Assets. See Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                         Invesco Balanced-Risk Commodity Strategy Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

                                         Invesco Balanced-Risk Commodity Strategy Fund

E.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

G.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

                                         Invesco Balanced-Risk Commodity Strategy Fund

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$280,510,266	$—	$280,510,266
Commodity-Linked Securities	—	45,173,885	—	45,173,885
Exchange Traded Funds	8,296,350	—	—	8,296,350
Money Market Funds	423,696,979	—	—	423,696,979
	431,993,329	325,684,151	—	757,677,480
Futures Contracts*	495,998	—	—	495,998
Swap Agreements*	—	7,522,755	—	7,522,755
Total Investments	$432,489,327	$333,206,906	$—	$765,696,233
*	Unrealized appreciation.

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
Commodity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$4,524,846
Unrealized appreciation on swap agreements—OTC	10,990,309
Total Derivative Assets	15,515,155
Derivatives not subject to master netting agreements	(4,524,846)
Total Derivative Assets subject to master netting agreements	$10,990,309

Invesco Balanced-Risk Commodity Strategy Fund

Value
Derivative Liabilities	Commodity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(4,028,848)
Unrealized depreciation on swap agreements—OTC	(3,467,554)
Total Derivative Liabilities	(7,496,402)
Derivatives not subject to master netting agreements	4,028,848
Total Derivative Liabilities subject to master netting agreements	$(3,467,554)
(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Consolidated Statement of Operations
Commodity Risk
Realized Gain (Loss):
Futures contracts	$(17,407,512)
Swap agreements	(17,465,704)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(329,409)
Swap agreements	11,083,756
Total	$(24,118,869)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$194,049,552	$640,477,232

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/17	Dividend Income
PowerShares DB Gold Fund	$15,900,500	$807,398	$(7,724,630)	$1,585,071	$(2,271,989)	$8,296,350	$—

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $807,398 and $7,709,425, respectively. During the same period, sales of long-term U.S. Treasury obligations were $14,635,598. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,152,778
Aggregate unrealized (depreciation) of investment securities	(45,571,891)
Net unrealized appreciation of investment securities	$7,580,887
Cost of investments for tax purposes is $750,096,593.

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	DVM-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–86.91%

Brazil–21.80%

Ambev S.A. -ADR	12,317,006	$74,887,396
Arcos Dorados Holdings, Inc. -Class A (a)(b)	7,855,104	69,124,915
B3 S.A. - Brasil, Bolsa, Balcão	20,650,220	135,707,690
Banco Bradesco S.A. -ADR	8,453,464	81,322,324
BR Malls Participacoes S.A.	14,496,417	61,372,303
Cielo S.A.	8,965,096	75,046,989
Duratex S.A.	12,791,942	32,493,724
Fleury S.A.	9,888,508	95,240,994
Kroton Educacional S.A.	10,107,600	48,886,304
Raia Drogasil S.A.	1,039,300	23,000,000
TOTVS S.A.	1,387,900	13,354,181
Wilson Sons Ltd. -BDR	962,600	10,870,505
		721,307,325

China–12.43%

Baidu, Inc. -ADR(b)	98,098	22,204,482
China Mobile Ltd.	6,938,000	74,208,916
Industrial & Commercial Bank of China Ltd. -Class H	58,050,000	40,597,643
Inner Mongolia Yili Industrial Group Co., Ltd. -Class A	13,768,776	42,228,163
Kweichow Moutai Co., Ltd. -Class A	886,561	63,424,918
Lee & Man Paper Manufacturing Ltd.	45,885,000	48,935,071
NetEase, Inc. -ADR	241,880	75,292,406
Stella International Holdings Ltd.	11,189,000	19,138,250
Want Want China Holdings Ltd.	37,275,000	25,197,419
		411,227,268

Egypt–0.30%

Egyptian Financial Group-Hermes Holding Co.	7,922,002	9,933,364

France–0.92%

Bollore S.A.	6,569,497	30,479,286

Hong Kong–4.43%

Galaxy Entertainment Group Ltd.	7,632,000	47,157,644
WH Group Ltd. -REGS (c)	105,929,500	99,408,926
		146,566,570

Hungary–2.40%

Richter Gedeon Nyrt	3,104,462	79,429,674

Indonesia–6.83%

PT Bank Central Asia Tbk	46,011,600	64,571,626
PT Bank Mandiri Persero Tbk	57,411,500	58,811,781
PT Perusahaan Gas Negara Persero Tbk	89,642,700	15,136,666
PT Telekomunikasi Indonesia Persero Tbk	248,402,100	87,430,082
		225,950,155

	Shares	Value

Israel–1.30%

Israel Chemicals Ltd.	3,907,788	$18,621,083
Teva Pharmaceutical Industries Ltd. -ADR	755,127	24,292,436
		42,913,519

Malaysia–1.93%

Public Bank Bhd.	13,492,400	63,912,613

Mexico–5.49%

Bolsa Mexicana de Valores, S.A.B. de C.V.	20,598,400	35,382,818
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	921,532	92,964,047
Grupo Televisa S.A.B. -ADR	849,523	22,614,302
Kimberly-Clark de Mexico, S.A.B. de C.V. -Class A	15,332,703	30,833,526
		181,794,693

Nigeria–1.16%

Zenith Bank PLC	483,176,509	38,296,212

Peru–1.23%

Credicorp Ltd.	218,960	40,538,254

Philippines–2.47%

Energy Development Corp.	246,329,900	29,128,083
SM Investments Corp.	964,330	15,414,152
SM Prime Holdings Inc.	53,774,300	37,172,402
		81,714,637

Russia–8.14%

Gazprom PAO -ADR	4,731,713	18,406,364
Mobile TeleSystems PJSC -ADR	2,786,494	23,880,254
Sberbank of Russia PJSC	25,812,144	71,052,856
Sberbank of Russia PJSC -Preference Shares	35,854,175	80,975,507
Yandex N.V. -Class A (b)	2,592,126	75,119,811
		269,434,792

South Korea–4.24%

NAVER Corp.	102,133	72,960,600
Samsung Electronics Co., Ltd.	31,240	67,262,323
		140,222,923

Taiwan–2.62%

Taiwan Semiconductor Manufacturing Co. Ltd.	12,235,000	86,648,142

Thailand–3.03%

Kasikornbank PCL	16,868,700	100,350,101

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

	Shares	Value

Turkey–5.33%

Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,181,985	$18,664,896
EIS Eczacibasi Ilaç, Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	12,948,995	17,664,244
Haci Omer Sabanci Holding A.S.	31,178,223	95,784,407
Tupras-Turkiye Petrol Rafinerileri A.S.	1,435,357	44,218,802
		176,332,349

United Arab Emirates–0.86%

Emaar Properties PJSC	12,750,000	28,603,322
Total Common Stocks & Other Equity Interests (Cost $2,300,721,630)		2,875,655,199

	Shares	Value

Money Market Funds–13.00%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	258,205,360	$258,205,360
Treasury Portfolio – Institutional Class, 0.91% (d)	172,136,907	172,136,907
Total Money Market Funds (Cost $430,342,267)		430,342,267
TOTAL INVESTMENTS–99.91% (Cost $2,731,063,897)		3,305,997,466
OTHER ASSETS LESS LIABILITIES–0.09%		2,826,213
NET ASSETS–100.00%		$3,308,823,679

Investment Abbreviations:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt
REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of July 31, 2017 represented 2.09% of the Fund’s Net Assets. See Note 3.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 3.00% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Developing Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Developing Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $299,596,385 and from Level 2 to Level 1 of $618,571,467, due to foreign fair value adjustments.

Invesco Developing Markets Fund

	Level 1	Level 2	Level 3	Total
Brazil	$ 721,307,325	$—	$—	$ 721,307,325
China	296,420,709	114,806,559	—	411,227,268
Egypt	9,933,364	—	—	9,933,364
France	30,479,286	—	—	30,479,286
Hong Kong	99,408,926	47,157,644	—	146,566,570
Hungary	79,429,674	—	—	79,429,674
Indonesia	225,950,155	—	—	225,950,155
Israel	24,292,436	18,621,083	—	42,913,519
Malaysia	63,912,613	—	—	63,912,613
Mexico	181,794,693	—	—	181,794,693
Nigeria	38,296,212	—	—	38,296,212
Peru	40,538,254	—	—	40,538,254
Philippines	81,714,637	—	—	81,714,637
Russia	117,406,429	152,028,363	—	269,434,792
South Korea	67,262,323	72,960,600	—	140,222,923
Taiwan	—	86,648,142	—	86,648,142
Thailand	100,350,101	—	—	100,350,101
Turkey	176,332,349	—	—	176,332,349
United Arab Emirates	28,603,322	—	—	28,603,322
Money Market Funds	430,342,267	—	—	430,342,267
Total Investments	$2,813,775,075	$492,222,391	$—	$ 3,305,997,466

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 07/31/17	Dividend Income
Arcos Dorados Holdings, Inc. -Class A	$ 34,984,330	$ 15,198,438	$ —	$18,942,147	$ —	$ 69,124,915	$ —

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $643,289,814 and $203,220,763, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$758,331,410
Aggregate unrealized (depreciation) of investment securities	(187,678,706)
Net unrealized appreciation of investment securities	$570,652,704
Cost of investments for tax purposes is $2,735,344,762.

Invesco Developing Markets Fund

Invesco Emerging Markets Flexible Bond Fund Quarterly Schedule of Portfolio Holdings July 31, 2017

invesco.com/us	EMFB-QTR-1 07/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–57.84%

Angola–0.56%

Angolan Government International Bond, REGS, Sr. Unsec. Euro Bonds, 9.50%, 11/12/2025(a)	$300,000	$ 320,078

Argentina–0.35%

Provincia de Córdoba, Sr. Unsec. Notes, 7.13%, 08/01/2027(a)	205,000	201,296

Brazil–11.46%

Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec. Notes, 4.75%, 05/09/2024(a)	324,000	320,760
Brazilian Government International Bond, Sr. Unsec. Global Bonds, 5.63%, 01/07/2041	250,000	246,375
BTG Investments L.P., REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 04/17/2018(a)	1,550,000	1,522,782
Cosan Overseas Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25% (a)(b)	700,000	705,600
JBS Investments GmbH, REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 10/28/2020(a)	200,000	200,250
Minerva Luxembourg S.A., Sr. Unsec. Gtd. Notes, 6.50%, 09/20/2026(a)	1,206,000	1,206,594
Petrobras Global Finance B.V. Sr. Unsec. Gtd. Global Notes, 4.38%, 05/20/2023	600,000	581,250
7.25%, 03/17/2044	996,000	999,735
Vale Canada Ltd., Sr. Unsec. Global Bonds, 7.20%, 09/15/2032	200,000	215,458
Vale Overseas Ltd., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/21/2036	525,000	588,000
		6,586,804

Cayman Islands–0.31%

SPARC EM SPC Panama Metro Line 2 S.P., Sr. Sec. Gtd. Notes, 3.88%, 12/05/2022(a)(c)	200,000	176,790

China–1.04%

Panda Green Energy Group Ltd., REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 01/25/2020(a)	300,000	303,728
Ronshine China Holdings Ltd., REGS, Sr. Unsec. Gtd. Euro Bonds, 6.95%, 12/08/2019(a)	300,000	293,261
		596,989

Colombia–2.48%

Avianca Holdings S.A./ Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(a)	1,000,000	996,250
Banco de Bogotá S.A., Sr. Unsec. Notes, 4.38%, 08/03/2027(a)	430,000	428,318
		1,424,568

Costa Rica–0.63%

Instituto Costarricense de Electricidad, REGS, Sr. Unsec. Euro Notes, 6.38%, 05/15/2043(a)	400,000	360,852

	Principal Amount	Value

Ecuador–3.55%

Ecuador Government International Bond REGS, Sr. Unsec. Euro Bonds, 10.75%, 03/28/2022(a)	$950,000	$ 1,030,750
Sr. Unsec. Bonds, 8.75%, 06/02/2023(a)	600,000	601,500
Sr. Unsec. Notes, 9.63%, 06/02/2027(a)	400,000	410,000
		2,042,250

El Salvador–1.92%

AES El Salvador Trust II, REGS, Sr. Unsec. Gtd. Euro Notes, 6.75%, 03/28/2023(a)	600,000	541,500
El Salvador Government International Bond REGS, Sr. Unsec. Euro Notes, 5.88%, 01/30/2025(a)	475,000	431,656
Sr. Unsec. Notes, 8.63%, 02/28/2029(a)	127,000	130,543
		1,103,699

Ghana–0.49%

Ghana Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.88%, 08/07/2023(a)	270,000	279,113

India–3.34%

GCX Ltd., REGS, Sr. Sec. Gtd. Euro Notes, 7.00%, 08/01/2019(a)	487,000	447,323
Vedanta Resources PLC REGS, Sr. Unsec. Euro Notes, 7.13%, 05/31/2023(a)	1,050,000	1,107,750
Sr. Unsec. Notes, 6.38%, 07/30/2022(a)	350,000	364,875
		1,919,948

Indonesia–0.55%

Pertamina Persero PT, REGS, Sr. Unsec. Medium-Term Euro Notes, 5.63%, 05/20/2043(a)	300,000	318,588

Ivory Coast–2.30%

Ivory Coast Government International Bond REGS, Sr. Unsec. Euro Bonds, 5.75%, 12/31/2032(a)	772,000	758,760
Sr. Unsec. Bonds, 6.13%, 06/15/2033(a)	570,000	559,908
		1,318,668

Jamaica–1.49%

Digicel Group Ltd., REGS, Sr. Unsec. Euro Notes, 8.25%, 09/30/2020(a)	890,000	856,625

Kenya–0.45%

Kenya Government International Bond, REGS, Sr. Unsec. Euro Notes, 6.88%, 06/24/2024(a)	250,000	255,821

Mexico–6.79%

Banco Mercantil del Norte, S.A. (Cayman Islands), Jr. Unsec. Sub. Notes, 7.63%(a)(b)	800,000	843,248

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Emerging Markets Flexible Bond Fund

	Principal Amount	Value

Mexico–(continued)

Petróleos Mexicanos Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/2035	$900,000	$960,490
Sr. Unsec. Gtd. Notes, 6.50%, 03/13/2027(a)	194,000	213,123
6.75%, 09/21/2047(a)	231,000	243,743
SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/07/2021(a)	700,000	709,100
UNIFIN Financiera, S.A.B. de C.V. SOFOM, E.N.R. Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(a)	500,000	509,948
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/2025(a)	424,000	418,700
		3,898,352

Morocco–1.56%

OCP S.A., REGS, Sr. Unsec. Euro Notes, 6.88%, 04/25/2044(a)	800,000	893,712

Oman–1.04%

Oman Government International Bond, Sr. Unsec. Notes, 6.50%, 03/08/2047(a)	378,000	395,022
OmGrid Funding Ltd., Sr. Unsec. Gtd. Bonds, 5.20%, 05/16/2027(a)	200,000	203,420
		598,442

Peru–2.91%

Banco Internacional del Perú S.A.A. Interbank, REGS, Unsec. Sub. Euro Notes, 6.63%, 03/19/2029(a)	300,000	333,000
Peru Enhanced Pass-Through Finance Ltd., REGS, Class A-2, Sr. Sec. First Lien Pass Through Euro Ctfs., 7.33%, 06/02/2025(a)(c)	250,000	208,750
Petróleos del Perú S.A. Sr. Unsec. Notes, 4.75%, 06/19/2032(a)	595,000	610,080
5.63%, 06/19/2047(a)	200,000	208,896
VM Holding S.A., Sr. Unsec. Gtd. Notes, 5.38%, 05/04/2027(a)	300,000	309,949
		1,670,675

Qatar–0.70%

Qatar Reinsurance Co. Ltd., REGS, Unsec. Gtd. Sub. Euro Bonds, 4.95%(a)(b)	400,000	404,840

Russia–0.43%

Credit Bank of Moscow Via CBOM Finance PLC, Jr. Unsec. Sub. Notes, 8.88%(a)(b)	256,000	244,612

Senegal–0.45%

Senegal Government International Bond, Unsec. Notes, 6.25%, 05/23/2033(a)	250,000	258,750

South Africa–0.60%

Petra Diamonds US Treasury PLC, Sec. Gtd. Second Lien Notes, 7.25%, 05/01/2022(a)	340,000	347,650

Sri Lanka–1.08%

Sri Lanka Government International Bond, Sr. Unsec. Notes, 6.20%, 05/11/2027(a)	600,000	622,500

		Principal Amount	Value

Turkey–2.13%

Turkey Government International Bond Sr. Unsec. Global Bonds, 4.88%, 04/16/2043		$550,000	$ 496,877
Sr. Unsec. Global Notes, 6.88%, 03/17/2036		225,000	255,987
Turkiye Garanti Bankasi A.S., Unsec. Sub. Notes, 6.13%, 05/24/2027(a)		235,000	235,522
Yapi ve Kredi Bankasi A.S., Sr. Unsec. Notes, 5.85%, 06/21/2024(a)		235,000	236,850
			1,225,236

Ukraine–2.85%

Kernel Holding S.A., Sr. Unsec. Gtd. Notes, 8.75%, 01/31/2022(a)		343,000	373,243
MHP S.A. REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 04/02/2020(a)		700,000	748,402
Sr. Unsec. Gtd. Notes, 7.75%, 05/10/2024(a)		200,000	206,399
Ukraine Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2021(a)		300,000	310,398
			1,638,442

United Arab Emirates–1.11%

DAE Funding LLC Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(a)		110,000	112,062
4.50%, 08/01/2022(a)		114,000	116,565
5.00%, 08/01/2024(a)		400,000	409,500
			638,127

United States–1.90%

NGPL PipeCo. LLC Sr. Unsec. Bonds, 4.88%, 08/15/2027(a)		112,000	115,640
Sr. Unsec. Notes, 4.38%, 08/15/2022(a)		111,000	114,607
7.77%, 12/15/2037(a)		195,000	242,775
SunCoke Energy Partners L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(a)		600,000	618,000
			1,091,022

Zambia–3.37%

First Quantum Minerals Ltd. Sr. Unsec. Gtd. Notes, 7.25%, 04/01/2023(a)		325,000	335,563
7.50%, 04/01/2025(a)		500,000	515,625
Zambia Government International Bond REGS, Sr. Unsec. Euro Notes, 8.50%, 04/14/2024(a)		200,000	213,153
Sr. Unsec. Notes, 8.97%, 07/30/2027(a)		800,000	871,000
			1,935,341
Total U.S. Dollar Denominated Bonds & Notes (Cost $32,333,433)			33,229,790
		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–21.39%(d)

India–1.30%

Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(a)	CAD	47,000,000	$ 744,661

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Emerging Markets Flexible Bond Fund

Indonesia–5.88%

Indonesia Treasury Bond Series FR54, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	32,000,000,000	2,820,515
Series FR72, Sr. Unsec. Bonds, 8.25%, 05/15/2036	IDR	7,000,000,000	558,030
			3,378,545

Ivory Coast–0.35%

Ivory Coast Government International Bond, Sr. Unsec. Bonds, 5.13%, 06/15/2025(a)	EUR	165,000	199,631

Mexico–11.62%

Mexican Bonos, Sr. Unsec. Bonds, 6.50%, 06/09/2022	MXN	120,000,000	6,677,639

Netherlands–0.53%

IPD 3 B.V., Sr. Sec. Gtd. Notes, 4.50%, 07/15/2022(a)	EUR	250,000	302,667

Peru–1.12%

Peru Government Bond, REGS, Sr. Unsec. Bonds, 6.15%, 08/12/2032(a)	PEN	2,026,000	643,261

Uruguay–0.59%

Uruguay Government International Bond, Sr. Unsec. Notes, 9.88%, 06/20/2022(a)	UYU	9,000,000	341,006
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $11,496,178)			12,287,410

		Principal Amount	Value

Credit-Linked Securities–5.79%(d)

United Kingdom–5.79%

REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.12%, 12/10/2020), 8.12%, 12/14/2020(a)	INR	40,000,000	$655,280
REGS, Sr. Unsec. Medium-Term Euro Notes (Credit-Linked to India Government Bonds, 8.28%, 09/21/2027), 8.28%, 09/23/2027(a)	INR	58,000,000	991,600
Sr. Unsec. Notes (Credit-Linked to India Government Bonds, 8.40%, 07/28/2024), 8.40%, 07/30/2024(a)	INR	100,000,000	1,681,379
Total Credit-Linked Securities (Cost $3,238,527)			3,328,259
		Shares

Common Stocks–0.33%

Vedanta Resources PLC (Cost $173,149)		18,500	188,445

Money Market Funds–13.52%

Government & Agency Portfolio – Institutional Class, 0.93%(e)		4,662,362	4,662,362
Treasury Portfolio – Institutional Class, 0.91% (e)		3,108,242	3,108,242
Total Money Market Funds (Cost $7,770,604)			7,770,604

Options Purchased–0.03%(f)

(Cost $44,267)			15,077
TOTAL INVESTMENTS–98.90% (Cost $55,056,158)			56,819,585
OTHER ASSETS LESS LIABILITIES–1.10%			632,055
NET ASSETS–100.00%			$57,451,640

Standard Chartered Bank

Investment Abbreviations:

CAD	—Canadian Dollar	IDR	—Indonesian Rupiah	PEN	—Peruvian Sol	Sub.	—Subordinated
Ctfs.	—Certificates	INR	—Indian Rupee	REGS	—Regulation S	Unsec.	—Unsecured
EUR	—Euro	Jr.	—Junior	Sec.	—Secured	UYU	—Uruguayan Peso
Gtd.	—Guaranteed	MXN	—Mexican Peso	Sr.	—Senior

Notes to Consolidated Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $34,445,103, which represented 59.95% of the Fund’s Net Assets.

(b)	Perpetual bond with no specified maturity date.

(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(f)	The table below details options purchased. See Notes 1H, 1I and Note 3.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Emerging Markets Flexible Bond Fund

	Open Over-The-Counter Credit Default Swaptions Purchased—Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	Goldman Sachs International	104.00%	Receive	Markit CDX North America High Yield Index, Series 28, Version 1	09/20/2017	3.21%	$ 5,600,000	$7,626

Open Over-The-Counter Foreign Currency Options Purchased—Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value	Value
USD versus CHF	Call	Goldman Sachs International	09/01/2017	CHF 0.979	USD 1,700,000	$7,451
Total Options Purchased (Cost $44,267)						$15,077

Currency Abbreviations:

CHF	— Swiss Franc
USD	— United States Dollar

(a) Implied credit spreads represent the current level as of July 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Emerging Markets Flexible Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Emerging Markets Flexible Bond Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Emerging Markets Flexible Bond Cayman Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco Emerging Markets Flexible Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Emerging Markets Flexible Bond Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
H.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

Invesco Emerging Markets Flexible Bond Fund

H.	Call Options Purchased and Written – (continued)

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and

Invesco Emerging Markets Flexible Bond Fund

J.	Swap Agreements – (continued)

securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Emerging Markets Flexible Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$33,229,790	$—	$33,229,790
Non-U.S. Dollar Denominated Bonds & Notes	—	12,287,410	—	12,287,410
Credit-Linked Securities	—	3,328,259	—	3,328,259
Common Stocks	188,445	—	—	188,445
Money Market Funds	7,770,604	—	—	7,770,604
Options Purchased	15,077	—	—	15,077
	7,974,126	48,845,459	—	56,819,585
Forward Foreign Currency Contracts*	—	(679,915)	—	(679,915)
Futures Contracts*	34,168	—	—	34,168
Swap Agreements*	—	(6,529)	—	(6,529)
Total Investments	$8,008,294	$48,159,015	$—	$56,167,309
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/02/2017	Barclays Bank PLC	BRL	2,000,000	USD	597,604	$641,185	$(43,581)
08/02/2017	Barclays Bank PLC	USD	604,011	BRL	2,000,000	641,185	37,174
08/31/2017	Barclays Bank PLC	AUD	760,000	USD	567,182	607,630	(40,448)
08/31/2017	Barclays Bank PLC	CAD	2,000,000	USD	1,482,479	1,604,968	(122,489)
08/31/2017	Barclays Bank PLC	CLP	765,000,000	USD	1,128,435	1,173,585	(45,150)
08/31/2017	Barclays Bank PLC	CZK	27,000,000	USD	1,222,273	1,228,150	(5,877)
08/31/2017	Barclays Bank PLC	HUF	299,000,000	USD	1,119,863	1,165,218	(45,355)
08/31/2017	Barclays Bank PLC	INR	285,000,000	USD	4,358,791	4,428,940	(70,149)
08/31/2017	Barclays Bank PLC	JPY	90,000,000	USD	809,746	817,722	(7,976)
08/31/2017	Barclays Bank PLC	KRW	1,650,000,000	USD	1,459,212	1,473,767	(14,555)
08/31/2017	Barclays Bank PLC	PLN	4,200,000	USD	1,148,727	1,167,755	(19,028)
08/31/2017	Barclays Bank PLC	RUB	89,000,000	USD	1,473,608	1,479,149	(5,541)
08/31/2017	Barclays Bank PLC	TRY	4,000,000	USD	1,112,273	1,124,861	(12,588)
08/31/2017	Barclays Bank PLC	TWD	78,000,000	USD	2,588,078	2,576,525	11,553
08/31/2017	Barclays Bank PLC	USD	1,339,699	AUD	1,760,000	1,407,142	67,443
08/31/2017	Barclays Bank PLC	USD	1,155,240	CLP	765,000,000	1,173,585	18,345
08/31/2017	Barclays Bank PLC	USD	2,270,151	HUF	600,000,000	2,338,228	68,077
08/31/2017	Barclays Bank PLC	USD	1,425,788	KRW	1,610,000,000	1,438,039	12,251
08/31/2017	Barclays Bank PLC	USD	1,243,703	MXN	22,000,000	1,228,915	(14,788)
08/31/2017	Barclays Bank PLC	USD	1,710,950	PHP	85,000,000	1,681,364	(29,586)
08/31/2017	Barclays Bank PLC	USD	2,313,991	RUB	136,000,000	2,260,272	(53,719)
08/31/2017	Barclays Bank PLC	USD	3,450,113	TRY	12,300,000	3,458,946	8,833
08/31/2017	Barclays Bank PLC	USD	593,065	ZAR	8,000,000	603,490	10,425
08/31/2017	Barclays Bank PLC	ZAR	22,400,000	USD	1,680,968	1,689,772	(8,804)
08/31/2017	BNP Paribas	EUR	1,050,000	USD	1,179,444	1,244,981	(65,537)
08/31/2017	BNP Paribas	MXN	153,408,901	USD	8,144,271	8,569,388	(425,117)
08/31/2017	BNP Paribas	USD	1,168,912	JPY	130,000,000	1,181,154	12,242
08/31/2017	Citigroup Global Markets Inc.	USD	1,675,296	HUF	460,000,000	1,792,642	117,346
08/31/2017	Citigroup Global Markets Inc.	USD	1,660,227	TRY	6,100,000	1,715,412	55,185
08/31/2017	Deutsche Bank Securities Inc.	PLN	2,000,000	USD	549,717	556,074	(6,357)
08/31/2017	Deutsche Bank Securities Inc.	ZAR	11,100,000	USD	843,994	837,342	6,652
08/31/2017	Goldman Sachs International	AUD	1,000,000	USD	759,110	799,512	(40,402)
08/31/2017	Goldman Sachs International	CAD	2,500,000	USD	1,985,725	2,006,209	(20,484)
08/31/2017	Goldman Sachs International	COP	12,005,000,000	USD	4,027,749	4,004,021	23,728
08/31/2017	Goldman Sachs International	EUR	1,200,000	USD	1,369,080	1,422,835	(53,755)
08/31/2017	Goldman Sachs International	HUF	150,000,000	USD	570,996	584,557	(13,561)
08/31/2017	Goldman Sachs International	IDR	25,000,000,000	USD	1,864,754	1,871,948	(7,194)
08/31/2017	Goldman Sachs International	INR	80,000,000	USD	1,224,927	1,243,211	(18,284)
08/31/2017	Goldman Sachs International	JPY	70,000,000	USD	636,624	636,006	618
08/31/2017	Goldman Sachs International	KRW	1,930,000,000	USD	1,719,240	1,723,860	(4,620)
08/31/2017	Goldman Sachs International	MXN	72,000,000	USD	3,971,210	4,021,904	(50,694)
08/31/2017	Goldman Sachs International	PEN	5,000,000	USD	1,509,434	1,538,359	(28,925)
08/31/2017	Goldman Sachs International	PHP	175,000,000	USD	3,448,376	3,461,631	(13,255)
08/31/2017	Goldman Sachs International	PLN	14,800,000	USD	4,002,596	4,114,948	(112,352)
08/31/2017	Goldman Sachs International	RUB	254,000,000	USD	4,299,930	4,221,390	78,540
08/31/2017	Goldman Sachs International	USD	1,531,853	CAD	2,000,000	1,604,967	73,114
08/31/2017	Goldman Sachs International	USD	422,900	CHF	408,018	422,793	(107)
08/31/2017	Goldman Sachs International	USD	3,979,298	COP	12,005,000,000	4,004,021	24,723
08/31/2017	Goldman Sachs International	USD	2,873,586	CZK	65,200,000	2,965,754	92,168
08/31/2017	Goldman Sachs International	USD	1,147,377	EUR	1,000,000	1,185,696	38,319
08/31/2017	Goldman Sachs International	USD	1,442,087	JPY	160,000,000	1,453,729	11,642
08/31/2017	Goldman Sachs International	USD	571,027	KRW	650,000,000	580,575	9,548
08/31/2017	Goldman Sachs International	USD	6,179,920	MXN	111,500,000	6,228,366	48,446
08/31/2017	Goldman Sachs International	USD	1,526,485	PEN	5,000,000	1,538,359	11,874
08/31/2017	Goldman Sachs International	USD	1,769,216	PHP	90,000,000	1,780,268	11,052
08/31/2017	Goldman Sachs International	USD	3,464,301	PLN	12,800,000	3,558,874	94,573
08/31/2017	Goldman Sachs International	USD	1,711,486	RUB	103,000,000	1,711,824	338
08/31/2017	Goldman Sachs International	USD	1,941,044	ZAR	25,500,000	1,923,624	(17,420)
08/31/2017	Goldman Sachs International	ZAR	34,100,000	USD	2,598,877	2,572,376	26,501
08/31/2017	Merrill Lynch International	USD	794,269	CAD	1,000,000	802,484	8,215

Invesco Emerging Markets Flexible Bond Fund

Open Forward Foreign Currency Contracts-(continued)
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/31/2017	Morgan Stanley & Co. LLC	HUF	460,000,000	USD	1,664,793	$1,792,642	$(127,849)
08/31/2017	Morgan Stanley & Co. LLC	USD	581,612	ZAR	7,800,000	588,403	6,791
09/05/2017	Barclays Bank PLC	BRL	4,500,000	USD	1,416,557	1,432,897	(16,340)
09/05/2017	Barclays Bank PLC	USD	1,420,544	BRL	4,500,000	1,432,897	12,353
09/29/2017	Barclays Bank PLC	TWD	62,000,000	USD	2,017,047	2,050,298	(33,251)
09/29/2017	Goldman Sachs International	USD	2,051,282	TWD	62,000,000	2,050,298	(984)
12/22/2017	Goldman Sachs International	TWD	65,000,000	USD	2,018,634	2,163,314	(144,680)
12/22/2017	Goldman Sachs International	USD	2,065,131	TWD	65,000,000	2,163,313	98,182
02/27/2018	Barclays Bank PLC	USD	666,667	EGP	12,000,000	631,303	(35,364)
Total Forward Foreign Currency Contracts—Currency Risk							$ (679,915)

Currency Abbreviations:

AUD	—	Australian Dollar	EUR	—	Euro	PHP	—	Philippine Peso
BRL	—	Brazilian Real	HUF	—	Hungarian Forint	PLN	—	Poland Zloty
CAD	—	Canadian Dollar	IDR	—	Indonesian Rupiah	RUB	—	Russian Ruble
CHF	—	Swiss Franc	INR	—	Indian Rupee	TRY	—	Turkish Lira
CLP	—	Chilean Peso	JPY	—	Japanese Yen	TWD	—	New Taiwan Dollar
COP	—	Colombian Peso	KRW	—	South Korean Won	USD	—	U.S. Dollar
CZK	—	Czech Koruna	MXN	—	Mexican Peso	ZAR	—	South African Rand
EGP	—	Egyptian Pound	PEN	—	Peruvian Sol

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Copper	Long	9	September-2017	$650,588	$36,245
Subtotal— Commodity Risk					36,245
U.S. Treasury Ultra Bonds	Short	6	September-2017	(987,000)	(2,077)
Subtotal— Interest Rate Risk					(2,077)
Total Futures Contracts					$34,168

(a)	Futures contracts collateralized by $45,960 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Options Written Transactions
	Call Options					Put Options
	Notional Value		Notional Value		Premiums Received	Notional Value		Premiums Received
Beginning of period	EUR	—	USD	—	$—	EUR	—	$—
Written	EUR	2,950,000	USD	1,400,000	21,799	EUR	1,050,000	550
Closed	EUR	(2,950,000)	USD	(1,400,000)	(21,799)	EUR	(1,050,000)	(550)
End of period	EUR	—	USD	—	$—	EUR	—	$—

Open Over-The-Counter Interest Rate Swap Agreements—Interest Rate Risk
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	CFETS 7-Day China Fixing Repo Rate	3.68%	July-2022	CNY 25,000,000	$ (2,218)

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	28 Day MXN TIIE	6.72%	June-2022	MXN	85,000,000	$(22,727)
Credit Suisse Securities (USA) LLC/CME	Pay	Overnight Brazil DI Rate	8.51	January-2018	BRL	48,000,000	14,296
Credit Suisse Securities (USA) LLC/CME	Receive	Overnight Brazil DI Rate	8.38	January-2019	BRL	(14,000,000)	(17,261)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month WIBOR	2.69	June-2027	PLN	(4,300,000)	21,848
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month WIBOR	2.92	July-2027	PLN	(9,000,000)	(467)
Total Centrally Cleared Interest Rate Swap Agreements – Interest Rate Risk							$(4,311)

Abbreviations:

BRL	– Brazilian Real	DI	– Interbank Deposit	TIIE	– Interbank Equilibrium Interest Rate
CFETS	– China Foreign Exchange Trade System	EUR	– Euro	USD	– U.S. Dollar
CNY	– Chinese Yuan	MXN	– Mexican Peso	WIBOR	– Warsaw Interbank Offered Rate
CME	– Chicago Mercantile Exchange	PLN	– Poland Zloty

Invesco Emerging Markets Flexible Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
	Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$36,245	$—	$—	$—	$ 36,245
Unrealized appreciation on swap agreements—Centrally Cleared	—	—	—	36,144	36,144
Options purchased, at value—OTC(a)	—	7,626	7,451	—	15,077
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	1,096,251	—	1,096,251
Total Derivative Assets	36,245	7,626	1,103,702	36,144	1,183,717
Derivatives not subject to master netting agreements	(36,245)	—	—	(36,144)	(72,389)
Total Derivative Assets subject to master netting agreements	$—	$7,626	$1,103,702	$—	$1,111,328

Derivative Liabilities	Value
	Commodity Risk	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$—	$—	$(2,077)	$(2,077)
Unrealized depreciation on swap agreements—Centrally Cleared	—	—	—	(40,455)	(40,455)
Unrealized depreciation on swap agreements—OTC	—	—	—	(2,218)	(2,218)
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	(1,776,166)	—	(1,776,166)
Total Derivative Liabilities	—	—	(1,776,166)	(44,750)	(1,820,916)
Derivatives not subject to master netting agreements	—	—	—	42,532	42,532
Total Derivative Liabilities subject to master netting agreements	$—	$—	$(1,776,166)	$(2,218)	$(1,778,384)
(a)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$(1,061,894)	$—	$—	$(1,061,894)
Futures contracts	47,927	—	—	(32,203)	89,010	104,734
Options purchased(a)	—	(1,387)	(75,375)	—	(7,017)	(83,779)
Options written	—	1,695	20,654	—	—	22,349
Swap agreements	—	(609,707)	—	(133,629)	(171,591)	(914,927)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(445,644)	—	—	(445,644)
Futures contracts	(3,580)	—	—	(28,629)	(60,951)	(93,160)
Options purchased(a)	—	(29,054)	(136)	—	—	(29,190)
Swap agreements	—	402,700	—	34,344	(6,529)	430,515
Total	$44,347	$(235,753)	$(1,562,395)	$(160,117)	$(157,078)	$(2,070,996)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the four-month average notional value of options written, the seven-month average notional value of futures contracts and the nine-month average notional value of forward foreign currency contracts, options purchased and swap agreements.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$105,213,636	$2,914,242	$157,334,773	$2,603,239	$17,772,326

Invesco Emerging Markets Flexible Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $115,223,483 and $123,066,153, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $1,778,594, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,998,776
Aggregate unrealized (depreciation) of investment securities	(235,349)
Net unrealized appreciation of investment securities	$1,763,427
Cost of investments is the same for tax and financial reporting purposes.

Invesco Emerging Markets Flexible Bond Fund

Invesco Emerging Markets Equity Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	EME-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.51%

Argentina–2.38%

Banco Macro S.A. -ADR	5,038	$437,349
Grupo Financiero Galicia S.A. -ADR	10,117	367,449
		804,798

Brazil–7.63%

Banco do Brasil S.A.	52,600	484,178
Grendene S.A.	75,500	640,245
Multiplus S.A.	33,300	424,968
Petróleo Brasileiro S.A. -Preference Shares (a)	97,400	415,166
Raia Drogasil S.A.	27,500	608,583
		2,573,140

China–24.62%

Baidu, Inc. -ADR(a)	5,228	1,183,358
Bank of China Ltd. -Class H	1,614,000	794,393
Nexteer Automotive Group Ltd.	339,000	585,051
PICC Property and Casualty Co. Ltd. -Class H	280,000	521,332
Ping An Insurance (Group) Co. of China Ltd. -Class H	85,000	629,401
Shenzhou International Group Holdings Ltd.	96,000	642,188
TAL Education Group -ADR	3,255	510,286
Tencent Holdings Ltd.	49,500	1,973,751
Wuliangye Yibin Co., Ltd. -Class A	65,000	538,820
Zhengzhou Yutong Bus Co., Ltd. -Class A	169,700	557,800
Zhuzhou CRRC Times Electric Co., Ltd. -Class H	77,800	370,533
		8,306,913

Hong Kong–4.63%

AIA Group Ltd.	126,200	994,471
Techtronic Industries Co. Ltd.	127,500	567,243
		1,561,714

India–9.92%

Asian Paints Ltd.	18,339	331,909
Britannia Industries Ltd.	5,306	324,175
Eicher Motors Ltd.	795	372,573
HDFC Bank Ltd.	33,699	935,371
InterGlobe Aviation Ltd. -REGS (b)	20,114	404,474
Maruti Suzuki India Ltd.	3,469	418,850
Tata Consultancy Services Ltd.	14,417	558,824
		3,346,176

Indonesia–4.74%

PT Bank Negara Indonesia (Persero) Tbk	1,120,000	626,191
PT Bank Rakyat Indonesia (Persero) Tbk	511,300	566,939
PT Link Net Tbk	1,072,100	406,312
		1,599,442

	Shares	Value

Malaysia–1.26%

My E.G. Services Bhd	846,100	$426,879

Mexico–3.61%

Banregio Grupo Financiero, S.A.B. de C.V.	97,200	637,065
Fomento Economico Mexicano, S.A.B. de C.V. -ADR	5,768	581,876
		1,218,941

Peru–1.92%

Credicorp Ltd.	3,500	647,990

Russia–4.15%

Sberbank of Russia PJSC -ADR	76,933	896,270
Yandex N.V. -Class A (a)	17,386	503,846
		1,400,116

South Africa–4.39%

Clicks Group Ltd.	31,197	353,282
Naspers Ltd. -Class N	5,116	1,128,923
		1,482,205

South Korea–10.73%

Hanssem Co., Ltd.	3,980	625,806
KEPCO Plant Service & Engineering Co., Ltd.	7,961	320,054
LOEN Entertainment, Inc.	5,693	455,715
Ottogi Corp.	698	488,271
Samsung Electronics Co., Ltd.	804	1,731,079
		3,620,925

Taiwan–9.44%

Eclat Textile Co., Ltd.	40,800	469,276
King Slide Works Co., Ltd.	48,000	674,423
President Chain Store Corp.	38,000	321,986
Taiwan Semiconductor Manufacturing Co. Ltd.	243,000	1,720,923
		3,186,608

Thailand–6.53%

Beauty Community PCL -NVDR	1,869,600	668,447
Delta Electronics (Thailand) PCL	213,700	569,828
Kasikornbank PCL	106,400	632,962
Thanachart Capital PCL	232,200	333,125
		2,204,362

United States–1.56%

EPAM Systems, Inc. (a)	6,109	524,946
Total Common Stocks & Other Equity Interests (Cost $27,000,075)		32,905,155

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–1.85%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	374,253	$374,253
Treasury Portfolio – Institutional Class, 0.91% (c)	249,502	249,502
Total Money Market Funds (Cost $623,755)		623,755
TOTAL INVESTMENTS–99.36% (Cost $27,623,830)		33,528,910
OTHER ASSETS LESS LIABILITIES–0.64%		215,476
NET ASSETS–100.00%		$33,744,386

Investment Abbreviations:

ADR	— American Depositary Receipt
NVDR	— Non-Voting Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented 1.20% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Emerging markets Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Emerging Markets Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $3,844,519 and from Level 2 to Level 1 of $7,247,830, due to foreign fair value adjustments.

Invesco Emerging Markets Equity Fund

	Level 1	Level 2		Level 3	Total
Argentina	$804,798	$—	$	—	$804,798
Brazil	2,573,140	—		—	2,573,140
China	4,388,036	3,918,877		—	8,306,913
Hong Kong	1,561,714	—		—	1,561,714
India	1,851,981	1,494,195		—	3,346,176
Indonesia	1,599,442	—		—	1,599,442
Malaysia	426,879	—		—	426,879
Mexico	1,218,941	—		—	1,218,941
Peru	647,990	—		—	647,990
Russia	1,400,116	—		—	1,400,116
South Africa	1,482,205	—		—	1,482,205
South Korea	3,620,925	—		—	3,620,925
Taiwan	1,465,685	1,720,923		—	3,186,608
Thailand	2,204,362	—		—	2,204,362
United States	524,946	—		—	524,946
Money Market Funds	623,755	—		—	623,755
Total Investments	$26,394,915	$7,133,995	$	—	$33,528,910

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $15,055,056 and $16,274,341, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,749,111
Aggregate unrealized (depreciation) of investment securities	(904,119)
Net unrealized appreciation of investment securities	$5,844,992
Cost of investments for tax purposes is $27,683,918.

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	END-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–81.52%

Agricultural & Farm Machinery–2.75%

Deere & Co.	49,279	$6,321,510

Air Freight & Logistics–3.22%

Echo Global Logistics, Inc. (b)	541,512	7,391,639

Airlines–3.20%

Ryanair Holdings PLC -ADR (Ireland)(b)	64,905	7,355,684

Apparel Retail–2.58%

Ross Stores, Inc.	106,988	5,918,576

Asset Management & Custody Banks–7.52%

Affiliated Managers Group, Inc.	43,254	8,037,891
Oaktree Capital Group LLC	190,733	9,231,477
		17,269,368

Automotive Retail–4.88%

AutoZone, Inc. (b)	9,082	4,902,645
CarMax, Inc. (b)	95,003	6,293,949
		11,196,594

Communications Equipment–2.20%

Plantronics, Inc.	111,550	5,039,829

Construction & Engineering–2.20%

Orion Group Holdings, Inc. (b)	719,419	5,050,321

Consumer Finance–4.70%

Encore Capital Group, Inc. (b)	269,333	10,800,253

Data Processing & Outsourced Services–2.55%

Alliance Data Systems Corp.	24,247	5,853,953

Diversified Banks–2.56%

Bank of America Corp.	243,837	5,881,348

Education Services–1.00%

Capella Education Co.	33,407	2,295,061

Environmental & Facilities Services–2.17%

Stericycle, Inc. (b)	64,525	4,973,587

Health Care Distributors–3.68%

McKesson Corp.	52,164	8,443,787

Health Care Equipment–3.53%

Zimmer Biomet Holdings, Inc.	66,803	8,104,540

Integrated Oil & Gas–1.59%

Cenovus Energy Inc. (Canada)	433,667	3,641,864

	Shares	Value

IT Consulting & Other Services–4.33%

Cognizant Technology Solutions Corp. -Class A	143,261	$9,930,853

Life & Health Insurance–2.33%

Unum Group	106,825	5,355,137

Managed Health Care–3.59%

UnitedHealth Group Inc.	42,947	8,237,664

Multi-Line Insurance–1.92%

Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	146,205	4,409,083

Oil & Gas Equipment & Services–0.50%

Newalta Corp. (Canada)(b)	1,135,958	1,157,142

Oil & Gas Exploration & Production–2.45%

Devon Energy Corp.	169,120	5,633,387

Real Estate Operating Companies–5.86%

Brookfield Property Partners L.P.	563,009	13,455,915

Research & Consulting Services–1.94%

FTI Consulting, Inc. (b)	136,018	4,462,751

Systems Software–2.38%

Check Point Software Technologies Ltd. (Israel)(b)	51,600	5,458,248

Technology Distributors–0.84%

CDW Corp.	30,552	1,937,913

Trading Companies & Distributors–5.05%

Grafton Group PLC (United Kingdom)(c)	409,836	4,155,726
Titan Machinery, Inc. (b)	416,227	7,429,652
		11,585,378
Total Common Stocks & Other Equity Interests (Cost $147,262,368)		187,161,385

Money Market Funds–19.14%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	26,366,566	26,366,566
Treasury Portfolio – Institutional Class, 0.91% (d)	17,577,710	17,577,710
Total Money Market Funds (Cost $43,944,276)		43,944,276
TOTAL INVESTMENTS–100.66% (Cost $191,206,644)		231,105,661
OTHER ASSETS LESS LIABILITIES–(0.66)%		(1,523,971)
NET ASSETS–100.00%		$229,581,690

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Investment Abbreviations:
ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Endeavor Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Endeavor Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Endeavor Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 07/31/17	Dividend Income
Orion Group Holdings, Inc.(a)	$ 13,290,170	$ —	$ (8,920,928)	$ (1,186,271)	$ 1,867,350	$ 5,050,321	$ —

(a) As of July 31, 2017, this security is no longer considered as an affiliate of the fund.

Invesco Endeavor Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $29,767,456 and $113,776,204, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 59,403,691
Aggregate unrealized (depreciation) of investment securities	(20,474,230)
Net unrealized appreciation of investment securities	$ 38,929,461
Cost of investments for tax purposes is $192,176,200.

Invesco Endeavor Fund

Invesco Global Health Care Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	GHC-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.07%

Biotechnology–39.05%

ACADIA Pharmaceuticals Inc. (b)	181,196	$5,394,205
Alder Biopharmaceuticals, Inc. (b)	254,001	2,730,511
Alexion Pharmaceuticals, Inc. (b)	425,720	58,468,385
Array BioPharma Inc. (b)	1,273,524	9,564,165
BioCryst Pharmaceuticals, Inc. (b)	639,339	3,267,022
Biogen Inc. (b)	131,962	38,214,876
BioMarin Pharmaceutical Inc. (b)	552,395	48,461,613
bluebird bio, Inc. (b)	89,453	8,430,945
Celgene Corp. (b)	642,505	87,001,602
Clovis Oncology Inc. (b)	215,548	18,280,626
DBV Technologies S.A. -ADR (France)(b)	353,836	15,759,855
Exact Sciences Corp. (b)	464,547	18,024,424
Gilead Sciences, Inc.	454,043	34,548,132
Heron Therapeutics, Inc. (b)	387,434	6,140,829
Incyte Corp. (b)	240,770	32,092,233
Neurocrine Biosciences, Inc. (b)	177,885	8,543,817
Prothena Corp. PLC (Ireland)(b)	168,684	10,417,924
REGENXBIO Inc. (b)	199,588	3,592,584
Sarepta Therapeutics, Inc. (b)	234,526	9,048,013
Seattle Genetics, Inc. (b)	213,206	10,766,903
Shire PLC -ADR	405,133	67,875,983
Spark Therapeutics, Inc. (b)	82,758	5,875,818
TESARO, Inc. (b)	78,716	10,048,885
Ultragenyx Pharmaceutical Inc. (b)	171,354	11,364,197
Vertex Pharmaceuticals, Inc. (b)	289,966	44,022,638
		567,936,185

Drug Retail–0.50%

Raia Drogasil S.A. (Brazil)	331,578	7,337,914

Health Care Distributors–0.99%

Cardinal Health, Inc.	187,412	14,479,451

Health Care Equipment–5.71%

Edwards Lifesciences Corp. (b)	150,439	17,327,564
Olympus Corp. (Japan)	637,900	23,206,886
ResMed Inc.	95,192	7,341,207
Wright Medical Group N.V. (b)	799,968	21,015,159
Zimmer Biomet Holdings, Inc.	117,091	14,205,480
		83,096,296

Health Care Facilities–2.03%

Brookdale Senior Living Inc. (b)	467,826	6,643,129
HCA Healthcare, Inc. (b)	164,633	13,226,615
Tenet Healthcare Corp. (b)	553,317	9,600,050
		29,469,794

	Shares	Value

Health Care Services–1.21%

Envision Healthcare Corp. (b)	311,329	$17,568,296

Health Care Supplies–1.56%

DENTSPLY SIRONA Inc.	365,031	22,642,873

Industrial Conglomerates–1.07%

Koninklijke Philips N.V. (Netherlands)	406,717	15,544,330

Life Sciences Tools & Services–6.49%

Agilent Technologies, Inc.	243,616	14,565,801
Illumina, Inc. (b)	86,681	15,069,492
Thermo Fisher Scientific, Inc.	368,691	64,716,331
		94,351,624

Managed Health Care–11.66%

Aetna Inc.	274,020	42,284,026
Anthem, Inc.	110,623	20,599,109
Centene Corp. (b)	203,348	16,149,898
HealthEquity, Inc. (b)	164,469	7,544,193
Humana Inc.	124,402	28,761,743
Molina Healthcare, Inc. (b)	103,908	6,941,054
Qualicorp S.A. (Brazil)	667,900	7,026,242
UnitedHealth Group Inc.	210,381	40,353,180
		169,659,445

Pharmaceuticals–27.80%

Aclaris Therapeutics, Inc. (b)	391,396	11,272,205
Aerie Pharmaceuticals, Inc. (b)	215,058	11,677,649
Agile Therapeutics, Inc. (b)	833,095	3,948,870
Allergan PLC	89,687	22,630,721
AstraZeneca PLC -ADR (United Kingdom)	492,172	14,853,751
Bayer AG (Germany)	284,484	36,077,516
Bristol-Myers Squibb Co.	619,998	35,277,886
Dermira, Inc. (b)	355,028	9,773,921
Eli Lilly and Co.	512,367	42,352,256
Endo International PLC (b)	792,803	8,736,689
Hikma Pharmaceuticals PLC (Jordan)	347,500	6,474,145
Jazz Pharmaceuticals PLC (b)	95,110	14,609,847
Merck & Co., Inc.	826,104	52,771,524
Nippon Shinyaku Co., Ltd. (Japan)	223,500	14,132,865
Novartis AG -ADR (Switzerland)	443,644	37,798,469
Paratek Pharmaceuticals, Inc. (b)	229,176	4,457,473
Roche Holding AG (Switzerland)	126,782	32,041,251
Sanofi -ADR (France)	463,662	21,959,032
Supernus Pharmaceuticals Inc. (b)	237,033	9,587,985
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	229,043	7,368,313
Zogenix, Inc. (b)	541,675	6,500,100
		404,302,468
Total Common Stocks & Other Equity Interests (Cost $1,017,698,685)		1,426,388,676

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

	Shares	Value

Preferred Stock–0.00%

Health Care Equipment–0.00%

Intact Medical Corp., Series C, Pfd. (Acquired 03/26/2001; Cost $2,000,001)(c)(d)	2,439,026	$0

Money Market Funds–1.97%

Government & Agency Portfolio – Institutional Class, 0.93% (e)	17,130,474	17,130,474
Treasury Portfolio – Institutional Class, 0.91% (e)	11,420,317	11,420,317
Total Money Market Funds (Cost $28,550,791)		28,550,791
TOTAL INVESTMENTS–100.04% (Cost $1,048,249,477)		1,454,939,467
OTHER ASSETS LESS LIABILITIES–(0.04)%		(509,443)
NET ASSETS–100.00%		$1,454,430,024

Investment Abbreviations:

ADR	—	American Depositary Receipt
Pfd.	—	Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security is considered venture capital. See Note 1F.

(d)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

Invesco Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,378,803,095	$47,585,581	$—	$1,426,388,676
Preferred Stock	—	—	0	0
Money Market Funds	28,550,791	—	—	28,550,791
Total Investments	$1,407,353,886	$47,585,581	$0	$1,454,939,467

Invesco Global Health Care Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $349,460,506 and $516,242,884, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$465,396,243
Aggregate unrealized (depreciation) of investment securities	(59,037,177)
Net unrealized appreciation of investment securities	$406,359,066
Cost of investments for tax purposes is $1,048,580,401.

Invesco Global Health Care Fund

Invesco Global Infrastructure Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	GBLI-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.78%

Australia–3.88%

Macquarie Atlas Roads Group	35,037	$ 155,815
Spark Infrastructure Group	119,562	239,391
Sydney Airport	11,076	59,622
Transurban Group	41,624	380,324
		835,152

Canada–15.48%

Enbridge Inc.	33,303	1,380,468
Keyera Corp.	3,313	103,529
Pembina Pipeline Corp.	27,106	923,789
TransCanada Corp.	13,923	711,366
Veresen Inc.	6,698	97,831
Westshore Terminals Investment Corp.	6,198	117,323
		3,334,306

China–4.14%

Beijing Capital International Airport Co. Ltd. -Class H	64,000	100,784
Beijing Enterprises Water Group Ltd.	148,000	122,973
China Merchants Port Holdings Co. Ltd.	34,000	106,726
China Resources Gas Group Ltd.	43,335	164,223
ENN Energy Holdings Ltd.	35,000	237,716
Jiangsu Expressway Co. Ltd. -Class H	12,000	17,422
Shenzhen Expressway Co. Ltd. -Class H	160,000	142,982
		892,826

France–7.69%

Aéroports de Paris	509	86,177
Eiffage S.A.	6,877	665,491
Vinci S.A.	10,103	905,654
		1,657,322

Germany–1.37%

Fraport AG Frankfurt Airport Services Worldwide	2,944	294,848

Hong Kong–0.72%

China Gas Holdings Ltd.	64,000	154,863

Italy–4.89%

Atlantia S.p.A.	16,379	496,636
Infrastrutture Wireless Italiane S.p.A. -REGS(a)	11,509	74,371
Terna - Rete Elettrica Nazionale S.p.A.	84,319	481,614
		1,052,621

Japan–1.47%

Japan Airport Terminal Co., Ltd.	1,400	51,998
Toho Gas Co., Ltd.	7,000	47,504
Tokyo Gas Co., Ltd.	41,000	217,637
		317,139

	Shares	Value

Luxembourg–1.48%

SES S.A.	13,590	$ 319,678

Mexico–0.83%

Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. -ADR	3,516	177,875

New Zealand–1.38%

Auckland International Airport Ltd.	56,940	297,643

Spain–3.00%

Abertis Infraestructuras S.A.	8,599	169,860
Cellnex Telecom S.A. -REGS (a)	4,549	102,295
Ferrovial, S.A.	8,007	172,902
Red Eléctrica Corp. S.A.	9,351	200,541
		645,598

Switzerland–0.85%

Flughafen Zürich AG	716	182,646

United Kingdom–6.86%

National Grid PLC	61,872	764,775
Severn Trent PLC	20,940	618,896
United Utilities Group PLC	7,892	93,458
		1,477,129

United States–44.74%

American Tower Corp. -Class A	10,841	1,477,953
American Water Works Co., Inc.	5,644	457,728
Aqua America, Inc.	2,682	89,525
Atmos Energy Corp.	3,989	346,086
Cheniere Energy, Inc. (b)	4,433	200,372
CMS Energy Corp.	3,570	165,077
Crown Castle International Corp.	8,351	839,944
Dominion Energy Midstream Partners, L.P.	5,627	157,556
Edison International	6,317	497,022
Eversource Energy	3,344	203,282
Kinder Morgan, Inc.	30,557	624,279
MPLX L.P.	9,353	339,982
NextEra Energy, Inc.	2,229	325,635
NiSource Inc.	11,832	308,342
ONEOK, Inc.	1,755	99,280
Pattern Energy Group Inc.	8,391	210,614
PG&E Corp.	6,264	424,010
SBA Communications Corp. -Class A (b)	5,364	737,818
Sempra Energy	9,414	1,063,876
Targa Resources Corp.	6,540	303,521
WEC Energy Group, Inc.	1,705	107,364
Williams Cos, Inc. (The)	20,635	655,780
		9,635,046
Total Common Stocks & Other Equity Interests (Cost $18,979,113)		21,274,692

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

	Shares	Value

Money Market Funds–1.42%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	183,073	$183,073
Treasury Portfolio – Institutional Class, 0.91% (c)	122,048	122,048
Total Money Market Funds (Cost $305,121)		305,121
TOTAL INVESTMENTS–100.20% (Cost $19,284,234)		21,579,813
OTHER ASSETS LESS LIABILITIES–(0.20)%		(43,044)
NET ASSETS–100.00%		$21,536,769

Investment Abbreviations:

ADR	— American Depositary Receipt
REGS	— Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $176,666, which represented less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Infrastructure Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Infrastructure Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

The Fund is non-diversified and will invest in securities of fewer issues than if it were diversified.

E.	Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results

Invesco Global Infrastructure Fund

F.	Foreign Currency Translations – (continued)

of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $126,369 and from

Level 2 to Level 1 of $2,750,153, due to foreign fair value adjustments.

Invesco Global Infrastructure Fund

	Level 1	Level 2	Level 3	Total
Australia	$215,437	$619,715	$—	$835,152
Canada	3,334,306	—	—	3,334,306
China	786,100	106,726	—	892,826
France	991,831	665,491	—	1,657,322
Germany	294,848	—	—	294,848
Hong Kong	154,863	—	—	154,863
Italy	481,614	571,007	—	1,052,621
Japan	217,637	99,502	—	317,139
Luxembourg	319,678	—	—	319,678
Mexico	177,875	—	—	177,875
New Zealand	297,643	—	—	297,643
Spain	645,598	—	—	645,598
Switzerland	182,646	—	—	182,646
United Kingdom	1,477,129	—	—	1,477,129
United States	9,635,046	—	—	9,635,046
Money Market Funds	305,121	—	—	305,121
Total Investments	$19,517,372	$2,062,441	$—	$21,579,813

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $20,331,561 and $10,935,418, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 2,030,044
Aggregate unrealized (depreciation) of investment securities	(142,139)
Net unrealized appreciation of investment securities	$ 1,887,905
Cost of investments for tax purposes is $19,691,908.

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	GMN-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares		Value

Stocks–96.17%

Australia–2.29%

BlueScope Steel Ltd.	18,900	$	198,124
Cochlear Ltd.	862		98,671
Metcash Ltd.	40,564		85,006
			381,801

Austria–1.21%

OMV AG	3,552		201,368

Canada–5.95%

ARC Resources Ltd.	7,526		103,767
Barrick Gold Corp.	7,933		134,131
Canadian National Railway Co.	933		73,727
Capital Power Corp.	5,332		105,250
Enerplus Corp.	16,411		148,084
Kinross Gold Corp.(a)	20,800		85,753
Russel Metals, Inc.	4,133		82,677
Teck Resources Ltd.-Class B	5,387		116,922
West Fraser Timber Co., Ltd.	2,674		142,091
			992,402

China–1.19%

Yangzijiang Shipbuilding Holdings Ltd.	190,600		198,759

Denmark–2.14%

Dfds A/S	709		40,428
Vestas Wind Systems A/S	3,248		317,378
			357,806

Finland–1.13%

Outokumpu Oyj	5,419		45,601
UPM-Kymmene Oyj	5,261		143,275
			188,876

France–2.30%

Nexity S.A.	2,200		118,044
Peugeot S.A.	12,324		265,247
			383,291

Germany–4.27%

Covestro AG –REGS(b)	2,625		203,870
Hochtief AG	1,070		191,226
ProSiebenSat.1 Media S.E.	686		27,483
RWE AG(a)	4,530		95,515
Software AG	3,775		165,156
Suedzucker AG	1,367		29,171
			712,421

Italy–0.37%

A2A S.p.A.	35,738		60,824

	Shares		Value

Italy–(continued)

GEDI Gruppo Editoriale S.p.A.(a)	816	$	760
			61,584

Japan–20.22%

Aeon Mall Co., Ltd.	1,900		36,216
Asahi Glass Co., Ltd.	1,000		42,186
Brother Industries, Ltd.	2,500		64,034
Dai Nippon Printing Co., Ltd.	20,000		221,015
Daiichikosho Co., Ltd.	2,400		115,618
Daiwa House Industry Co., Ltd.	2,500		87,299
Denka Co., Ltd.	11,000		61,375
Fujitsu Ltd.	37,000		276,497
Haseko Corp.	6,300		78,989
Ibiden Co., Ltd.	17,300		300,719
JTEKT Corp.	4,800		68,587
K’s Holdings Corp.	6,200		124,647
Konica Minolta Inc.	4,000		33,169
Marubeni Corp.	17,400		115,442
Mazda Motor Corp.	6,100		92,116
Miraca Holdings Inc.	2,000		91,449
Mitsubishi Corp.	3,200		69,574
Mitsui & Co., Ltd.	11,700		170,365
mixi, Inc.	4,800		263,040
Nippon Telegraph & Telephone Corp.	900		44,010
Nishimatsu Construction Co., Ltd.	18,000		103,697
Penta-Ocean Construction Co., Ltd.	43,000		256,303
TDK Corp.	600		43,275
Tokyo Gas Co., Ltd.	40,000		212,329
Toppan Printing Co., Ltd.	19,000		200,989
West Japan Railway Co.	2,800		201,138
			3,374,078

Netherlands–0.61%

PostNL N.V.	10,140		48,005
Randstad Holding N.V.	895		54,002
			102,007

Norway–0.45%

SalMar ASA	2,873		74,703

Singapore–0.50%

Genting Singapore PLC	58,400		50,205
SATS Ltd.	9,300		33,147
			83,352

Spain–1.18%

Endesa, S.A.	2,608		61,765
Mediaset Espana Comunicacion S.A.	10,715		135,060
			196,825

Sweden–1.74%

Atlas Copco AB-Class A	1,260		45,563
Intrum Justitia AB	4,910		159,786

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Sweden–(continued)
JM AB	2,433	$85,384
		290,733

Switzerland–2.49%
Adecco Group AG	413	31,470
Forbo Holding AG	34	51,575
Georg Fischer AG	31	35,260
Lonza Group AG	899	213,804
Oriflame Holding AG	1,337	51,325
STMicroelectronics N.V.	1,848	31,561
		414,995

United Kingdom–8.59%
Electrocomponents PLC	15,299	125,349
Fiat Chrysler Automobiles N.V.(a)	16,858	203,513
GlaxoSmithKline PLC	7,162	143,119
Indivior PLC(a)	11,018	55,825
Melrose Industries PLC	24,986	76,617
Moneysupermarket.com Group PLC	35,999	157,744
PageGroup PLC	10,980	70,946
QinetiQ Group PLC	61,047	194,283
Rio Tinto PLC	1,171	54,506
Royal Dutch Shell PLC-Class B	1,828	52,137
Subsea 7 S.A.	9,666	143,057
Synthomer PLC	8,800	57,011
WH Smith PLC	4,232	98,277
		1,432,384

United States–39.54%
Aaron’s, Inc.	3,713	171,838
AGNC Investment Corp.	5,362	113,567
Amgen Inc.	506	88,302
Apple Inc.	1,244	185,020
AT&T Inc.	2,603	101,517
Baxter International Inc.	1,018	61,569
Best Buy Co., Inc.	3,195	186,396
Biogen Inc.(a)	275	79,637
Boeing Co. (The)	1,223	296,529
Cabot Corp.	3,459	187,927
Chemours Co. (The)	3,058	145,591
Cisco Systems, Inc.	7,417	233,265
Citigroup Inc.	4,090	279,961
CONSOL Energy Inc.(a)	6,594	110,515
Continental Resources, Inc.(a)	1,198	40,049
Darden Restaurants, Inc.	1,562	131,021
Devon Energy Corp.	3,743	124,679
E*TRADE Financial Corp.(a)	942	38,622
Ensco PLC-Class A	14,314	75,721
Gilead Sciences, Inc.	3,045	231,694
Greif Inc.-Class A	726	40,721
Hologic, Inc.(a)	2,698	119,279
HP Inc.	16,488	314,921
HRG Group, Inc.(a)	5,688	94,250
Humana Inc.	263	60,806
Intel Corp.	7,302	259,002
InterDigital, Inc.	1,220	88,877
Juniper Networks, Inc.	1,671	46,704
Lear Corp.	806	119,441

	Shares	Value

United States–(continued)
Lincoln National Corp.	678	$49,535
LyondellBasell Industries N.V.-Class A	800	72,072
Navient Corp.	8,176	120,596
NCR Corp.(a)	784	29,674
NetApp, Inc.	2,700	117,234
Newmont Mining Corp.	3,910	145,335
Nuance Communications, Inc.(a)	4,693	81,189
Office Depot, Inc.	38,457	225,743
Pitney Bowes Inc.	3,700	58,238
Potlatch Corp.	1,165	55,745
Public Storage	597	122,725
Teradata Corp.(a)	2,146	68,286
Teradyne, Inc.	3,812	131,857
Tupperware Brands Corp.	1,471	89,304
United Therapeutics Corp.(a)	404	51,874
Valero Energy Corp.	2,887	199,116
VeriSign, Inc.(a)	1,349	136,478
Vertex Pharmaceuticals, Inc.(a)	330	50,101
VMware, Inc.-Class A(a)	769	71,294
Voya Financial, Inc.	6,177	242,385
Wal-Mart Stores, Inc.	634	50,714
WellCare Health Plans Inc.(a)	1,689	298,936
Whiting Petroleum Corp.(a)	5,717	30,014
Williams Cos., Inc. (The)	2,247	71,410
		6,597,276
Total Stocks (Cost $12,766,163)		16,044,661

Money Market Funds–3.49%
Treasury Portfolio – Institutional Class, 0.91% (c)	232,873	232,873
Government & Agency Portfolio – Institutional Class, 0.93% (c)	349,310	349,310
Total Money Market Funds (Cost $582,183)		582,183
TOTAL INVESTMENTS–99.66% (Cost $13,348,346)		16,626,844
OTHER ASSETS LESS LIABILITIES–0.34%		56,985
NET ASSETS–100.00%		$16,683,829

Investment Abbreviations:

REGS –	Regulation S

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2017 was $203,870, which represented 1.22% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Floating Rate Index (1)	Notional Value	Unrealized Appreciation (Depreciation)(2)(3)	Net Value of Reference Entities
Australia Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	$(220,910)	$(2,233)	$(223,172)
Canada Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(927,346)	(13,421)	(940,895)
Denmark Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(189,825)	(5,503)	(195,351)
Japan Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(3,614,849)	(12,859)	(3,624,729)
Norway Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(158,392)	(604)	(159,016)
Singapore Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(259,582)	4,581	(255,034)
Spain Equity Securities-Short	Morgan Stanley & Co. LLC	02/25/2019	Federal Funds floating rate	(300,250)	(8,239)	(308,528)
Supranational Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(1,897,456)	(25,492)	(1,923,122)
Sweden Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(252,401)	(7,694)	(260,126)
Switzerland Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(474,935)	8,663	(466,325)
United Kingdom Equity Securities-Short	Morgan Stanley & Co. LLC	01/23/2019	Federal Funds floating rate	(1,174,782)	(13,751)	(1,187,894)
United States Equity Securities-Short	Morgan Stanley & Co. LLC	12/22/2017	Federal Funds floating rate	(6,466,015)	72,668	(6,392,692)
Total Return Swap Agreements – Equity Risk					$(3,884)	$(15,936,884)

(1) The Fund receives or pays the total return on the short positions underlying the total return swap, and receives a specific Federal Funds floating rate. The total return swaps are settled in U.S. Dollars.

(2) Amount includes $(3,743) of dividends and financing fees.

(3) Swaps are collateralized by $50,000 cash held with the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of July 31, 2017.

	Shares	Value
Equity Securities - Short

Australia

Bank of Queensland Ltd.	(12,361)	$(119,138)
Brambles Ltd.	(4,096)	(30,272)
Crown Resorts Ltd.	(7,250)	(73,762)
		(223,172)

Canada
Enbridge Inc.	(927)	(38,426)
Gildan Activewear Inc.	(8,243)	(248,397)
Hydro One Ltd.	(5,009)	(89,835)
MacDonald, Dettwiler & Associates Ltd.	(2,733)	(155,003)
Pretium Resources Inc.	(8,477)	(81,455)
Stella-Jones Inc.	(5,832)	(204,091)
Wheaton Precious Metals Corp.	(6,100)	(123,688)
		(940,895)

Denmark

Genmab A/S	(859)	(195,351)

	Shares	Value

Japan

Daifuku Co., Ltd.	(4,300)	$(148,826)
Fast Retailing Co., Ltd.	(100)	(30,048)
Hamamatsu Photonics K.K.	(8,400)	(267,489)
JGC Corp.	(15,200)	(243,945)
Kansai Paint Co., Ltd.	(8,500)	(195,178)
Keihan Holdings Co., Ltd.	(22,000)	(142,509)
Keyence Corp.	(600)	(277,723)
Kintetsu Group Holdings Co., Ltd.	(8,000)	(30,701)
Kobe Steel, Ltd.	(13,800)	(173,024)
Koito Manufacturing Co., Ltd.	(2,000)	(117,215)
Kyushu Electric Power Co., Inc.	(6,100)	(72,276)
Maruichi Steel Tube Ltd.	(1,400)	(43,248)
MISUMI Group Inc.	(13,300)	(330,132)
NGK Spark Plug Co., Ltd.	(2,000)	(40,572)
Nidec Corp.	(1,600)	(176,512)
Nihon M&A Center Inc.	(3,500)	(140,508)
Nippon Paint Holdings Co., Ltd.	(7,600)	(293,382)
Nitori Holdings Co., Ltd.	(500)	(70,583)
Shimadzu Corp.	(5,000)	(98,526)
Shimano Inc.	(600)	(88,074)
SoftBank Group Corp.	(1,300)	(105,651)
Sumco Corp.	(3,500)	(57,029)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

Japan–(continued)

Topcon Corp.	(9,200)	$(157,750)
Welcia Holdings Co., Ltd.	(4,400)	(167,457)
Yamaha Motor Co., Ltd.	(6,200)	(156,371)
		(3,624,729)

Norway

Schibsted ASA-Class A	(3,999)	(102,049)
Schibsted ASA-Class B	(2,435)	(56,967)
		(159,016)

Singapore

SembCorp Industries Ltd.	(107,000)	(255,034)

Spain

Acerinox S.A.	(3,936)	(50,638)
Cellnex Telecom S.A.	(4,843)	(108,907)
Inmobiliaria Colonial S.A.	(15,936)	(148,983)
		(308,528)

Supranational

Alstom S.A.	(2,000)	(71,686)
Amer Sports Oyj	(1,359)	(36,512)
Anheuser-Busch InBev S.A./N.V.	(1,322)	(159,282)
Banco BPM S.p.A.	(25,730)	(94,099)
Banco Comercial Portugues S.A.	(233,456)	(66,700)
Bayerische Motoren Werke AG	(1,367)	(125,728)
Bollore S.A.	(25,568)	(118,623)
Daimler AG	(3,584)	(251,499)
Groupe Eurotunnel SE	(5,916)	(65,552)
Immofinanz AG	(16,814)	(40,915)
MorphoSys AG	(3,893)	(284,425)
Nokia Oyj	(50,911)	(324,176)
SBM Offshore N.V.	(9,393)	(162,421)
Yoox Net-A-Porter Group S.p.A.	(3,673)	(121,504)
		(1,923,122)

Sweden

Fastighets AB Balder-Class B	(8,015)	(203,961)
Lundin Petroleum AB	(2,469)	(56,165)
		(260,126)

Switzerland

ams AG	(2,115)	(152,540)
OC Oerlikon Corp. AG	(7,319)	(107,087)
Panalpina Welttransport Holding AG	(770)	(97,534)
Vifor Pharma AG	(1,022)	(109,164)
		(466,325)

United Kingdom

BBA Aviation PLC	(58,194)	(230,123)
BTG PLC	(6,662)	(57,927)
Cobham PLC	(20,730)	(36,296)
Dixons Carphone PLC	(28,932)	(102,689)
Essentra PLC	(21,356)	(150,894)
Fresnillo PLC	(6,116)	(123,951)
GVC Holdings PLC	(3,157)	(32,012)
Hikma Pharmaceuticals PLC	(4,038)	(75,231)
Mediclinic International PLC	(13,055)	(127,468)

	Shares	Value

United Kingdom–(continued)

Paddy Power Betfair PLC	(1,331)	$(132,943)
Paysafe Group PLC	(9,474)	(73,753)
Serco Group PLC	(30,457)	(44,607)
		(1,187,894)

United States

Acadia Healthcare Co., Inc.	(3,156)	(167,046)
Acadia Pharmaceuticals Inc.	(2,185)	(65,047)
Advance Auto Parts Inc.	(427)	(47,828)
Alnylam Pharmaceuticals Inc.	(408)	(33,758)
Alphabet Inc.-Class A	(32)	(30,256)
Alphabet Inc.-Class C	(189)	(175,865)
Avnet Inc.	(1,462)	(56,112)
Ball Corp.	(4,734)	(198,355)
Bank of the Ozarks Inc.	(864)	(37,282)
Cavium Inc.	(3,003)	(186,006)
CF Industries Holdings Inc.	(5,160)	(151,446)
Charter Communications Inc.-Class A	(242)	(94,842)
Cheniere Energy Inc.	(3,164)	(143,013)
Chevron Corp.	(301)	(32,866)
Chipotle Mexican Grill Inc.	(256)	(88,005)
Compass Minerals International Inc.	(1,348)	(93,079)
Coty Inc.-Class A	(10,215)	(209,203)
Cousins Properties Inc.	(3,835)	(35,244)
Dentsply Sirona Inc.	(1,433)	(88,889)
DexCom Inc.	(2,411)	(160,597)
Diamondback Energy Inc.	(1,567)	(150,244)
Diebold Nixdorf Inc.	(3,500)	(81,900)
Dominion Energy Inc.	(2,127)	(164,162)
Education Realty Trust Inc.	(1,480)	(55,574)
Endo International PLC	(2,747)	(30,272)
Envision Healthcare Corp.	(4,911)	(277,128)
Equinix Inc.	(115)	(51,834)
Exxon Mobil Corp.	(2,728)	(218,349)
Fastenal Co.	(2,401)	(103,147)
FireEye Inc.	(3,073)	(44,958)
Gulfport Energy Corp.	(12,210)	(154,090)
Hexcel Corp.	(2,100)	(107,457)
Howard Hughes Corp.	(1,625)	(204,441)
Johnson Controls International PLC	(5,548)	(216,095)
Kennedy-Wilson Holdings Inc.	(8,592)	(172,699)
Kroger Co. (The)	(1,301)	(31,901)
MACOM Technology Solutions Holdings Inc.	(1,035)	(62,669)
Markel Corp.	(210)	(225,017)
Mastercard Inc.-Class A	(1,114)	(142,369)
Monro Muffler Brake Inc.	(2,191)	(102,101)
Murphy USA Inc.	(980)	(74,215)
National Instruments Corp.	(2,778)	(114,287)
Neurocrine Biosciences Inc.	(680)	(32,660)
O’Reilly Automotive Inc.	(222)	(45,355)
Pandora Media Inc.	(10,651)	(95,326)
Schlumberger Ltd.	(800)	(54,880)
SM Energy Co.	(1,740)	(30,259)
Tenet Healthcare Corp.	(2,849)	(49,430)
Tractor Supply Co.	(3,034)	(170,268)
Ultimate Software Group, Inc. (The)	(400)	(90,284)
United Bankshares Inc.	(4,117)	(142,037)
ViaSat Inc.	(3,193)	(211,025)
Visa Inc.-Class A	(2,921)	(290,815)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

	Shares	Value

United States–(continued)

WEC Energy Group Inc.	(1,989)	$(125,247)
Western Alliance Bancorp	(1,700)	(85,646)
Zayo Group Holdings Inc.	(2,739)	(89,812)
		(6,392,692)
Total Equity Securities - Short		$(15,936,884)

See accompanying notes which are an integral part of this schedule.

Invesco Global Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings

Julu 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Global Market Neutral Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco Global Market Neutral Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

G.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco Global Market Neutral Fund

H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $461,163 and from Level 2 to Level 1 of $2,596,421, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$85,006	$296,795	$—	$381,801
Austria	—	201,368	—	201,368
Canada	992,402	—	—	992,402
China	—	198,759	—	198,759
Denmark	357,806	—	—	357,806
Finland	188,876	—	—	188,876
France	383,291	—	—	383,291
Germany	712,421	—	—	712,421
Italy	61,584	—	—	61,584
Japan	2,825,989	548,089	—	3,374,078
Netherlands	102,007	—	—	102,007
Norway	74,703	—	—	74,703
Singapore	83,352	—	—	83,352
Spain	196,825	—	—	196,825
Sweden	245,170	45,563	—	290,733
Switzerland	383,525	31,470	—	414,995
United Kingdom	1,200,391	231,993	—	1,432,384
United States	6,597,276	—	—	6,597,276
Money Market Funds	582,183	—	—	582,183
	15,072,807	1,554,037	—	16,626,844
Swap Agreements*	—	(3,884)	—	(3,884)
Total Investments	$15,072,807	$1,550,153	$—	$16,622,960
*	Unrealized appreciation (depreciation).

Invesco Global Market Neutral Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Value
Derivative Assets	Equity Risk
Unrealized appreciation on swap agreements—OTC	$85,912
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$85,912

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on swap agreements—OTC	$(89,796)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(89,796)

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Swap agreements	$(2,791,729)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(181,886)
Total	$(2,973,615)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$17,851,861

Invesco Global Market Neutral Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $4,615,206 and $11,694,450, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,470,021
Aggregate unrealized (depreciation) of investment securities	(319,616)
Net unrealized appreciation of investment securities	$3,150,405
Cost of investments for tax purposes is $13,476,439.

Invesco Global Market Neutral Fund

Invesco Global Targeted Returns Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	GTR-QTR-1 07/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–39.59%

Australia–0.22%

Alumina Ltd.	19,174	$29,139
Amcor Ltd.	8,849	108,575
Fairfax Media Ltd.	28,837	22,835
Metcash Ltd.	24,197	50,707
Mineral Resources Ltd.	2,437	23,985
Newcrest Mining Ltd.	2,561	41,378
Origin Energy Ltd. (a)	6,912	38,397
Woodside Petroleum Ltd.	2,941	68,847
		383,863

Austria–0.10%

Lenzing AG	147	26,271
OMV AG	2,484	140,822
		167,093

Belgium–0.08%

Proximus S.A.	3,769	132,463

Brazil–0.07%

BRF S.A. (a)	5,100	60,391
EZ Tec Empreendimentos e Participacoes S.A.	10,500	65,938
		126,329

Canada–0.24%

Canadian Natural Resources Ltd.	6,511	199,129
Goldcorp, Inc.	4,325	56,684
Methanex Corp.	1,713	75,886
PrairieSky Royalty Ltd.	3,156	78,372
		410,071

China–2.00%

51job, Inc. -ADR (a)	3,235	159,356
Alibaba Group Holding Ltd. -ADR(a)	1,220	189,039
Autohome Inc. -ADR (a)	1,960	95,413
Baidu, Inc. -ADR(a)	2,049	463,791
Changyou.com Ltd. -ADR (a)	613	25,948
China Biologic Products Holdings, Inc. (a)	496	49,352
China Conch Venture Holdings Ltd.	51,000	94,807
China Mobile Ltd.	38,000	406,448
China Resources Power Holdings Co. Ltd.	54,000	103,011
CNOOC Ltd.	124,000	138,971
ENN Energy Holdings Ltd.	18,000	122,254
FIH Mobile Ltd.	48,000	16,039
Fuyao Glass Industry Group Co., Ltd. -Class H -REGS(b)	13,200	45,038
Industrial & Commercial Bank of China Ltd. -Class H	127,000	88,818

	Shares	Value

China–(continued)

JD.com, Inc. -ADR (a)	2,757	$124,534
Minth Group Ltd.	54,000	248,886
NetEase, Inc. -ADR	1,816	565,285
Qingdao Port International Co., Ltd. -Class H -REGS(b)	13,000	7,357
Sohu.com Inc. (a)	607	34,496
Tencent Holdings Ltd.	11,000	438,611
Zhejiang Expressway Co., Ltd. -Class H	44,000	54,924
		3,472,378

Denmark–0.35%

Carlsberg A/S -Class B	757	84,150
Danske Bank A/S	5,171	209,665
GN Store Nord A/S	1,669	50,785
H. Lundbeck A/S	1,960	117,751
ISS A/S	2,729	112,015
Sydbank A/S	677	28,228
		602,594

Finland–0.72%

Nokia Oyj	54,915	350,371
Orion Oyj -Class B	1,835	92,802
Stora Enso Oyj -Class R	23,605	315,696
UPM-Kymmene Oyj	17,619	479,827
		1,238,696

France–2.81%

Airbus SE	7,004	583,889
Atos SE	1,405	213,598
AXA S.A.	6,366	188,061
BNP Paribas S.A.	2,792	216,674
Capgemini SE	3,426	373,045
Cie Generale des Etablissements Michelin	3,287	444,859
Ipsen S.A.	586	75,078
Legrand S.A.	842	58,198
Neopost S.A.	516	23,647
Nexity S.A.	450	24,145
Orange S.A.	30,117	506,871
Peugeot S.A.	9,350	201,239
Safran S.A.	1,595	150,709
Sanofi	2,033	193,898
Société Générale S.A.	3,590	210,748
SPIE S.A.	926	26,007
Teleperformance	584	81,319
TOTAL S.A.	25,631	1,301,603
		4,873,588

Germany–1.94%

Allianz S.E.	629	134,002
BASF S.E.	4,950	471,652
Bayer AG	1,579	200,245
Covestro AG -REGS (b)	2,630	204,258
Deutsche Boerse AG	3,172	331,733

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value

Germany–(continued)

Deutsche Post AG	19,896	$772,371
Deutsche Telekom AG	9,057	165,441
E.ON S.E.	16,276	161,100
Fraport AG Frankfurt Airport Services Worldwide	1,343	134,504
HOCHTIEF AG	458	81,852
RWE AG (a)	10,035	211,587
SAP S.E.	1,414	150,083
Software AG	1,063	46,506
TUI AG	9,350	147,512
TUI AG	3,765	59,267
Volkswagen AG -Preference Shares	560	86,229
		3,358,342

Hong Kong–0.76%

AIA Group Ltd.	56,600	446,015
Cheung Kong Property Holdings Ltd.	23,500	190,297
CK Hutchison Holdings Ltd.	29,000	382,048
Jardine Strategic Holdings Ltd.	1,700	69,360
Pacific Basin Shipping Ltd. (a)	69,000	15,106
Standard Chartered PLC (a)	13,100	144,236
Yue Yuen Industrial (Holdings) Ltd.	17,500	72,256
		1,319,318

India–0.73%

HDFC Bank Ltd. -ADR	4,144	401,056
ICICI Bank Ltd. -ADR	14,640	136,300
Infosys Ltd. -ADR	9,358	147,857
iShares® MSCI India ETF	17,000	584,120
		1,269,333

Indonesia–0.14%

PT Bank Negara Indonesia (Persero) Tbk	239,900	134,128
PT Bank Rakyat Indonesia (Persero) Tbk	32,100	35,593
PT Telekomunikasi Indonesia Persero Tbk	198,700	69,936
		239,657

Ireland–0.13%

Kingspan Group PLC	6,135	204,936
UDG Healthcare PLC	2,467	27,534
		232,470

Italy–0.79%

A2A S.p.A.	43,270	73,643
Banco BPM S.p.A. (a)	61,223	223,903
Eni S.p.A.	13,394	211,948
Intesa Sanpaolo S.p.A.	160,681	553,787
Recordati S.p.A.	1,806	77,163
Telecom Italia S.p.A. (a)	223,150	229,907
		1,370,351

Japan–0.26%

Honda Motor Co., Ltd.	4,700	132,525
Mitsubishi Estate Co., Ltd.	2,600	47,318
NEXON Co., Ltd. (a)	9,100	189,472

	Shares	Value

Japan–(continued)

Sumitomo Mitsui Financial Group, Inc.	2,200	$86,154
		455,469

Malaysia–0.01%

British American Tobacco Malaysia Bhd.	1,300	13,361

Mali–0.08%

Randgold Resources Ltd.	1,422	132,293

Mexico–0.07%

Fibra Uno Administracion S.A. de C.V.	64,900	120,924

Netherlands–0.92%

ASM International N.V.	1,228	73,920
Heineken Holding N.V.	188	18,471
ING Groep N.V.	30,950	579,317
Koninklijke Ahold Delhaize N.V.	25,934	530,856
Philips Lighting N.V. -REGS (b)	975	37,042
SBM Offshore N.V.	9,734	168,637
Wolters Kluwer N.V.	4,198	186,892
		1,595,135

Norway–0.56%

Norsk Hydro ASA	18,782	121,196
Orkla ASA	10,345	106,543
Statoil ASA	29,800	559,369
Telenor ASA	4,298	85,962
TGS NOPEC Geophysical Co. ASA	2,212	46,744
Yara International ASA	1,365	54,375
		974,189

Philippines–0.03%

Robinsons Retail Holdings, Inc.	31,760	54,478

Russia–0.03%

MMC Norilsk Nickel PJSC -ADR	3,789	56,210

Singapore–0.21%

DBS Group Holdings Ltd.	6,100	97,192
Parkway Life REIT	7,500	14,998
Singapore Telecommunications Ltd.	24,900	72,946
United Overseas Bank Ltd.	10,400	183,896
		369,032

South Africa–0.12%

Mondi PLC	7,630	200,845

South Korea–1.47%

E-MART Inc.	211	47,881
Hyundai Motor Co. -Preference Shares	1,742	164,967
Hyundai Motor Co.	1,567	202,671
Kangwon Land, Inc.	1,611	53,187
KB Financial Group Inc.	3,787	200,967
Korea Electric Power Corp.	6,374	253,690
Korea Investment Holdings Co., Ltd.	1,233	78,183
LG Corp.	2,174	146,150
LG Uplus Corp.	2,022	30,077

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value

South Korea–(continued)

POSCO	458	$136,970
Samsung Electronics Co., Ltd.	347	747,120
Samsung Electronics Co., Ltd. - Preference Shares	184	317,427
Shinhan Financial Group Co., Ltd.	3,651	173,195
		2,552,485

Spain–0.84%

Amadeus IT Group S.A.	3,216	198,156
Atresmedia Corp. de Medios de Comunicación, S.A.	9,564	112,289
Banco Bilbao Vizcaya Argentaria, S.A.	21,238	192,317
Bankia SA	28,608	144,982
CaixaBank S.A.	80,997	423,336
Ebro Foods, S.A.	1,005	24,051
Endesa, S.A.	8,648	204,809
Mediaset Espana Comunicacion S.A.	6,153	77,557
Merlin Properties Socimi, S.A.	5,149	69,351
		1,446,848

Sweden–0.47%

Intrum Justitia AB	1,417	46,113
JM AB	1,898	66,608
Loomis AB -Class B	762	28,308
Lundin Petroleum AB (a)	2,813	64,085
Nordea Bank AB	8,160	102,967
Saab AB -Class B	1,022	47,421
Sandvik AB	12,523	197,410
SSAB AB -Class A (a)	10,836	54,531
SSAB AB -Class B (a)	19,622	81,011
Swedish Match AB	3,701	130,158
		818,612

Switzerland–2.67%

Adecco Group AG	4,241	323,160
Barry Callebaut AG	19	27,092
Cembra Money Bank AG	223	20,003
Coca-Cola HBC AG	3,250	98,286
Flughafen Zürich AG	229	58,416
Georg Fischer AG	56	63,696
Glencore PLC	109,325	483,447
LafargeHolcim Ltd.	1,745	104,498
Logitech International S.A.	5,093	185,109
Lonza Group AG	949	225,695
Novartis AG	10,213	870,180
Roche Holding AG	3,327	840,823
SGS S.A.	87	192,027
Sika AG	29	199,861
STMicroelectronics N.V.	7,289	124,486
Straumann Holding AG	129	72,897
Temenos Group AG (a)	845	81,695
UBS Group AG	17,630	307,048
VAT Group AG -REGS (b)	259	34,066
Zurich Insurance Group AG	1,027	313,059
		4,625,544

	Shares	Value

Taiwan–0.97%

Asustek Computer Inc.	7,000	$65,105
China Life Insurance Co., Ltd.	14,000	14,805
Gigabyte Technology Co., Ltd.	11,000	14,054
Hon Hai Precision Industry Co., Ltd.	107,000	413,498
MediaTek Inc.	20,000	176,086
Quanta Computer Inc.	10,000	23,650
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	19,586	704,313
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	247,870
Yageo Corp.	6,000	22,838
		1,682,219

Thailand–0.11%

Bangkok Bank PCL	30,000	166,299
Bangkok Bank PCL -NVDR	1,400	7,550
CPN Retail Growth Leasehold Property Fund	35,400	19,676
		193,525

United Kingdom–15.86%

Ashtead Group PLC	3,120	67,061
AstraZeneca PLC	7,448	442,913
Aviva PLC	153,247	1,089,867
Babcock International Group PLC	28,033	312,689
BAE Systems PLC	170,914	1,356,458
Balfour Beatty PLC	52,941	184,650
Barclays PLC	373,162	999,508
Barratt Developments PLC	24,165	196,469
Beazley PLC	39,419	266,558
Bellway PLC	2,956	124,419
Booker Group PLC	55,126	140,017
BP PLC	350,556	2,056,387
British American Tobacco PLC	17,249	1,076,085
BT Group PLC	233,580	966,198
BTG PLC (a)	42,346	368,206
Bunzl PLC	8,258	249,301
Capita PLC	21,869	190,011
Centrica PLC	80,467	210,752
Compass Group PLC	22,704	485,066
Dairy Crest Group PLC	22,950	179,720
Derwent London PLC	6,081	228,511
easyJet PLC	39,723	647,819
Electrocomponents PLC	5,943	48,693
Essentra PLC	8,120	57,441
esure Group PLC	59,814	233,924
Experian PLC	1,618	32,172
Fevertree Drinks PLC	1,437	40,746
G4S PLC	133,897	581,558
GlaxoSmithKline PLC	9,660	193,036
Hays PLC	23,586	51,909
Hiscox Ltd.	19,302	330,575
Howden Joinery Group PLC	1,846	10,349
HSBC Holdings PLC	4,030	40,314
HSBC Holdings PLC	13,600	136,417
Imperial Brands PLC	9,992	412,067
Inchcape PLC	4,338	46,013

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value

United Kingdom–(continued)

Indivior PLC (a)	14,181	$71,851
InterContinental Hotels Group PLC	2,319	131,270
International Consolidated Airlines Group, S.A.	27,113	206,857
International Consolidated Airlines Group, S.A.	57,700	439,022
Intertek Group PLC	2,463	139,774
J Sainsbury PLC	109,650	354,656
J D Wetherspoon PLC	19,738	266,423
Lancashire Holdings Ltd.	17,714	169,920
Legal & General Group PLC	481,607	1,705,565
Lloyds Banking Group PLC	408,342	353,336
London Stock Exchange Group PLC	7,790	385,637
Marks & Spencer Group PLC	107,160	456,129
Moneysupermarket.com Group PLC	8,014	35,116
N Brown Group PLC	40,426	166,634
NEX Group PLC	5,745	50,598
Next PLC	4,187	218,219
PageGroup PLC	7,541	48,725
Persimmon PLC	6,130	202,529
Provident Financial PLC	12,275	333,967
QinetiQ Group PLC	10,418	33,155
Reckitt Benckiser Group PLC	1,853	180,168
RELX N.V.	6,835	143,832
RELX PLC	25,566	557,976
Rentokil Initial PLC	98,528	377,788
Rightmove PLC	1,410	78,287
Rolls-Royce Holdings PLC	36,243	424,649
Royal Bank of Scotland Group PLC (The) (a)	85,856	281,621
Royal Dutch Shell PLC -Class A	44,873	1,265,504
Royal Dutch Shell PLC -Class A	14,919	422,276
Royal Dutch Shell PLC -Class B	13,083	373,148
RSA Insurance Group PLC	43,871	377,703
Saga PLC	24,620	67,796
Shaftesbury PLC	13,703	177,731
Spirax-Sarco Engineering PLC	535	39,302
SSP Group PLC	4,072	27,403
Stagecoach Group PLC	53,674	127,689
Standard Chartered PLC (a)	7,988	89,416
Subsea 7 S.A.	9,858	145,899
TalkTalk Telecom Group PLC	150,466	357,358
Tate & Lyle PLC	3,846	34,131
TechnipFMC PLC (a)	2,428	69,551
Tesco PLC (a)	42,423	97,509
Thomas Cook Group PLC	379,784	550,716
TP ICAP PLC	33,067	212,436
Vectura Group PLC (a)	70,881	106,711
Vodafone Group PLC	286,409	838,943
WH Smith PLC	2,305	53,527
Wm Morrison Supermarkets PLC	57,595	182,689
		27,485,021

United States–3.72%
Alphabet Inc. -Class A (a)	86	81,313

		Shares	Value

United States–(continued)

Altria Group, Inc.		5,701	$370,394
American Express Co.		1,735	147,874
Amgen Inc.		1,345	234,716
Aon PLC		927	128,084
Apache Corp.		2,025	100,197
Berkshire Hathaway Inc. -Class B (a)		692	121,079
Carnival PLC		3,146	212,750
Chevron Corp.		3,202	349,626
Citigroup Inc.		7,220	494,209
eBay Inc. (a)		4,737	169,253
First Republic Bank		1,571	157,618
Gilead Sciences, Inc.		3,321	252,695
Goodyear Tire & Rubber Co. (The)		1,048	33,022
JPMorgan Chase & Co.		5,867	538,591
Las Vegas Sands Corp.		4,166	256,667
Markel Corp. (a)		37	39,646
Mastercard Inc. -Class A		1,647	210,487
Microsoft Corp.		4,122	299,669
Monsanto Co.		133	15,537
Nasdaq, Inc.		2,720	202,286
National Oilwell Varco Inc.		2,104	68,822
Nielsen Holdings PLC		5,789	248,985
PayPal Holdings, Inc. (a)		1,676	98,130
Pfizer Inc.		8,861	293,831
PNC Financial Services Group, Inc. (The)		1,680	216,384
Priceline Group Inc. (The) (a)		69	139,967
S&P Global Inc.		239	36,708
Samsonite International S.A.		27,300	114,467
Union Pacific Corp.		1,265	130,244
United Rentals, Inc. (a)		496	59,004
United Technologies Corp.		2,441	289,429
Wells Fargo & Co.		4,770	257,294
Williams-Sonoma, Inc.		1,536	71,317
			6,440,295

Zambia–0.11%

First Quantum Minerals Ltd.		17,120	189,223
Total Common Stocks & Other Equity Interests (Cost $63,476,258)			68,602,254

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–17.25%(c)

Argentina–0.07%

Provincia de Buenos Aires, Sr. Unsec. Notes, 5.38%, 01/20/2023(b)	EUR	100,000	117,195

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

		Principal Amount	Value

Australia–0.07%

Origin Energy Finance Ltd., REGS, Unsec. Sub. Gtd. Euro Bonds, 4.00%, 09/16/2074(b)	EUR	100,000	$122,402

Belgium–0.08%

Solvay Finance S.A., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 5.87%(b)(d)	EUR	100,000	138,413

Bermuda–0.05%

Fidelity International Ltd., REGS, Sr. Unsec. Medium-Term Euro Notes, 6.75%, 10/19/2020(b)	GBP	50,000	76,538

Brazil–0.01%

Notas do Tesouro Nacional, Series F, Unsec. Notes, 10.00%, 01/01/2018	BRL	75,000	24,469

Canada–0.02%

Parkland Fuel Corp., Sr. Unsec. Gtd. Notes, 5.63%, 05/09/2025	CAD	40,000	32,485

Denmark–0.14%

Nassa Topco AS, Sr. Unsec. Bonds, 2.88%, 04/06/2024(b)	EUR	100,000	123,519
TDC A/S, REGS, Jr. Unsec. Sub. Euro Bonds, 3.50%, 02/26/3015(b)	EUR	100,000	122,113
			245,632

France–0.53%

Burger King France S.A.S., Sr. Sec. Gtd. Floating Rate Bonds, 5.25%, 05/01/2023(b)(e)	EUR	100,000	123,177
Électricité de France S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.88%(b)(d)	GBP	100,000	136,514
La Financière Atalian S.A.S, Sr. Unsec. Gtd. Bonds, 4.00%, 05/15/2024(b)	EUR	100,000	124,049
Loxam S.A.S., Sr. Sec. First Lien Notes, 4.25%, 04/15/2024(b)	EUR	100,000	126,488
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88%(b)(d)	GBP	100,000	146,757
Société Générale S.A., Jr. Unsec. Sub. Euro Notes, 8.88% (d)	GBP	100,000	140,429
TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.25%(b)(d)	EUR	100,000	120,905
			918,319

Germany–0.38%

Deutsche Bank AG, Unsec. Sub. Medium-Term Euro Notes, 4.50%, 05/19/2026	EUR	100,000	132,766

		Principal Amount	Value

Germany–(continued)

PrestigeBidCo GmbH, Sr. Sec. Gtd. Bonds, 6.25%, 12/15/2023(b)	EUR	100,000	$129,054
RWE AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.00%(b)(d)	GBP	100,000	141,081
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 4.63%, 02/15/2026(b)	EUR	100,000	129,429
WEPA Hygieneprodukte GmbH, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 3.75%, 05/15/2024(b)	EUR	100,000	124,169
			656,499

Hungary–0.81%

Hungary Government Bond, Series 2023A, Unsec. Bonds, 6.00%, 11/24/2023	HUF	24,040,000	114,217
Series 2025B, Unsec. Bonds, 5.50%, 06/24/2025	HUF	24,000,000	111,394
Series2027A, Unsec. Bonds, 3.00%, 10/27/2027	HUF	306,840,000	1,184,525
			1,410,136

Italy–0.26%

Enel S.p.A., REGS, Jr. Unsec. Sub. Euro Bonds, 6.63%, 09/15/2076(b)	GBP	100,000	148,382
Italy Buoni Poliennali del Tesoro, Sr. Unsec. Euro Bonds, 1.25%, 12/01/2026	EUR	55,000	61,222
Mercury Bondco PLC, Sr. Sec. Gtd. PIK Bonds, 7.88%, 05/30/2021(b)(f)	EUR	100,000	124,077
Wind Acquisition Finance S.A., REGS, Sr. Sec. Gtd. First Lien Euro Notes, 4.00%, 07/15/2020(b)	EUR	100,000	120,029
			453,710

Mexico–1.79%

Mexican Bonos, Series M, Sr. Unsec. Bonds, 5.75%, 03/05/2026	MXN	5,013,000	261,796
10.00%, 12/05/2024	MXN	41,406,700	2,756,663
Petróleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.25%, 06/02/2022(b)	GBP	50,000	81,991
			3,100,450

Netherlands–0.23%

HEMA Bondco I B.V., Sr. Sec. Gtd. Floating Rate Bonds, 6.25%, 07/15/2022(b)(e)	EUR	100,000	119,070

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount		Value

Netherlands–(continued)

Koninklijke KPN N.V., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88%, 03/14/2073(b)	GBP	100,000	$147,163
UPCB Finance IV Ltd., REGS, Sr. Sec. First Lien Euro Bonds, 4.00%, 01/15/2027(b)	EUR	100,000	124,403
			390,636

Poland–3.18%

Republic of Poland Government Bond, Series 0726, Unsec. Bonds, 2.50%, 07/25/2026	PLN	17,343,000	4,539,849
Series 0727, Unsec. Bonds, 2.50%, 07/25/2027	PLN	3,737,000	965,188
			5,505,037

Portugal–0.07%

Portugal Obrigações do Tesouro, REGS, Sr. Unsec. Euro Bonds, 2.20%, 10/17/2022(b)	EUR	100,000	124,467

Spain–0.34%

Iberdrola International B.V., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.13%, 04/21/2026(b)	EUR	100,000	118,242
Naviera Armas, S.A., Sr. Sec. Gtd. Floating Rate Bonds, 6.50%, 07/31/2023(b)(e)	EUR	100,000	127,938
Spain Government Bond, REGS, Sr. Unsec. Euro Bonds, 1.95%, 04/30/2026(b)	EUR	55,000	68,596
2.75%, 10/31/2024(b)	EUR	55,000	73,313
Spain Government Inflation Linked Bond, REGS, Sr. Unsec. Euro Bonds, 0.55%, 11/30/2019(b)	EUR	50,000	61,454
Telefónica Europe B.V., REGS, Jr. Unsec. Sub. Gtd. Euro Bonds, 6.75% (b)(d)	GBP	100,000	146,473
			596,016

Supranational–0.06%

European Investment Bank (The), REGS, Sr. Unsec. Medium-Term Euro Notes, 1.50%, 02/01/2019(b)	GBP	80,000	107,268

Switzerland–0.16%

ELM B.V. for Swiss Reinsurance Co. Ltd., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.30% (b)(d)	GBP	100,000	142,679
LafargeHolcim Sterling Finance (Netherlands) B.V., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.00%, 05/12/2032(b)	GBP	100,000	130,839
			273,518

	Principal Amount		Value

United Kingdom–8.39%

AA Bond Co. Ltd., REGS, Sr. Sec. First Lien Medium-Term Euro Notes, 4.25%, 07/31/2043(b)	GBP	100,000	$140,982
Anglian Water (Osprey) Financing PLC, REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 7.00%, 01/31/2018(b)	GBP	100,000	136,312
Aviva PLC, Series 3, Unsec. Sub. Medium-Term Euro Notes, 6.88%, 05/20/2058	GBP	50,000	89,123
Barclays Bank PLC, REGS, Series RCI, Jr. Unsec. Sub. Euro Bonds, 14.00%(b)(d)	GBP	150,000	241,018
Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	100,000	130,634
BP Capital Markets PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.18%, 08/12/2023(b)	GBP	100,000	128,363
Centrica PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 5.25%, 04/10/2075(b)	GBP	100,000	142,247
Co-operative Group Holdings (2011) Ltd., REGS, Sr. Unsec. Gtd. Euro Notes, 6.88%, 07/08/2020(b)(g)	GBP	100,000	147,701
CYBG PLC, REGS, Unsec. Sub. Euro Bonds, 5.00%, 02/09/2026(b)	GBP	100,000	135,665
Ei Group PLC, Sr. Sec. First Mortgage Euro Bonds, 6.50%, 12/06/2018	GBP	50,000	70,664
HBOS Capital Funding L.P., REGS, Jr. Unsec. Sub. Gtd. Euro Notes, 6.46%(b)(d)	GBP	100,000	140,219
HBOS Sterling Finance (Jersey) L.P., Jr. Unsec. Sub. Gtd. Euro Notes, 7.88%(d)	GBP	100,000	186,196
Heathrow Finance PLC, REGS, Sr. Sec. First Lien Euro Notes, 5.75%, 03/03/2025(b)	GBP	100,000	149,876
InterContinental Hotels Group PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.13%, 08/24/2026(b)	GBP	100,000	128,576
Jaguar Land Rover Automotive PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 3.88%, 03/01/2023(b)	GBP	100,000	139,037
John Lewis PLC, REGS, Sr. Unsec. Euro Bonds, 4.25%, 12/18/2034(b)	GBP	100,000	140,068
Lloyds Banking Group PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 7.88%(b)(d)	GBP	200,000	316,339
Marks & Spencers PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 4.75%, 06/12/2025(b)	GBP	100,000	148,614

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount		Value

United Kingdom–(continued)

Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88%(b)(d)	GBP	100,000	$138,659
New Look Secured Issuer PLC, REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.50%, 07/01/2022(b)	GBP	100,000	90,577
Next PLC, REGS, Sr. Unsec. Euro Bonds, 3.63%, 05/18/2028(b)	GBP	100,000	134,952
Pension Insurance Corp. PLC, REGS, Unsec. Sub. Euro Notes, 6.50%, 07/03/2024(b)	GBP	100,000	142,273
Phoenix Group Holdings, REGS, Sr. Unsec. Euro Bonds, 5.75%, 07/07/2021(b)	GBP	100,000	149,991
RAC Bond Co. PLC, REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 4.87%, 05/06/2026(b)	GBP	100,000	146,982
RL Finance Bonds, No. 3 PLC, REGS, Unsec. Gtd. Sub. Euro Bonds, 6.13%, 11/13/2028(b)	GBP	100,000	152,576
Rothesay Life PLC, REGS, Unsec. Sub. Euro Bonds, 8.00%, 10/30/2025(b)	GBP	100,000	150,153
Royal Bank of Scotland Group PLC (The), REGS, Jr. Unsec. Sub. Euro Notes, 7.09%(b)(d)	EUR	100,000	113,395
Royal Bank of Scotland PLC (The), Series 352, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.20%(d)	GBP	13,000	19,030
Sky PLC, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.88%, 11/24/2020(b)	GBP	100,000	139,344
SSE PLC, REGS, Jr. Unsec. Sub. Euro Bonds, 3.88% (b)(d)	GBP	100,000	136,794
Tesco Property Finance 2 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 6.05%, 10/13/2039(b)	GBP	50,000	75,221
Tesco Property Finance 3 PLC, REGS, Sr. Sec. First Lien Mortgage-Backed Euro Bonds, 5.74%, 04/13/2040(b)	GBP	50,000	73,340
Thames Water Utilities Cayman Finance Ltd., REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 1.88%, 01/24/2024(b)	GBP	100,000	132,399
Travis Perkins PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.50%, 09/07/2023(b)	GBP	100,000	135,926

	Principal Amount		Value

United Kingdom–(continued)

United Kingdom Gilt, REGS, Unsec. Bonds, 1.50%, 07/22/2047(b)	GBP	3,002,080	$3,635,481
3.50%, 01/22/2045(b)	GBP	2,958,934	5,238,473
United Kingdom Gilt Inflation-Linked, REGS, Unsec. Bonds, 0.13%, 03/22/2026(b)	GBP	60,000	93,232
0.13%, 11/22/2056(b)	GBP	14,000	33,790
0.13%, 11/22/2065(b)	GBP	23,000	67,425
Virgin Media Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	GBP	100,000	141,346
Virgin Media Secured Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 03/28/2029(b)	GBP	100,000	144,473
Vodafone Group PLC, REGS, Sr. Unsec. Medium-Term Euro Notes, 3.38%, 08/08/2049(b)	GBP	100,000	123,435
Whitbread Group PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 3.38%, 10/16/2025(b)	GBP	100,000	140,815
William Hill PLC, REGS, Sr. Unsec. Gtd. Euro Bonds, 4.88%, 09/07/2023(b)	GBP	100,000	138,047
Yorkshire Building Society (The), REGS, Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/21/2026(b)	GBP	100,000	141,881
			14,541,644

United States–0.61%

Adient Global Holdings Ltd., Sr. Unsec. Gtd. Notes, 3.50%, 08/15/2024(b)	EUR	100,000	122,118
Belden Inc., Sr. Unsec. Sub. Gtd. Notes, 4.13%, 10/15/2026(b)	EUR	100,000	126,745
Berkshire Hathaway Inc., Sr. Unsec. Euro Bonds, 1.63%, 03/16/2035	EUR	100,000	110,172
Hanesbrands Finance Luxembourg S.C.A., REGS, Sr. Unsec. Gtd. Euro Notes, 3.50%, 06/15/2024(b)	EUR	100,000	124,279
International Business Machines Corp., Sr. Unsec. Euro Notes, 2.63%, 08/05/2022	GBP	100,000	140,990
Johnson & Johnson, Sr. Unsec. Global Notes, 5.50%, 11/06/2024	GBP	50,000	84,907
Netflix, Inc., Sr. Unsec. Notes, 3.63%, 05/15/2027(b)	EUR	100,000	121,909

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount		Value

United States–(continued)

Spectrum Brands, Inc., Sr. Unsec. Gtd. Bonds, 4.00%, 10/01/2026(b)	EUR	100,000	$124,104
Valeant Pharmaceuticals International, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 4.50%, 05/15/2023(b)	EUR	100,000	97,879
			1,053,103
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $28,479,852)			29,887,937

U.S. Dollar Denominated Bonds & Notes–9.96%

Belgium–0.06%

Anheuser-Busch InBev Finance, Inc., Sr. Unsec. Gtd. Global Notes, 3.70%, 02/01/2024		$ 100,000	105,226

Brazil–0.16%

JBS USA Lux S.A./JBS USA Finance, Inc., REGS, Sr. Unsec. Gtd. Euro Notes, 5.75%, 06/15/2025(b)		45,000	44,775
MARB BondCo PLC, Sr. Unsec. Gtd. Notes, 7.00%, 03/15/2024(b)		200,000	198,846
Petrobras Global Finance B.V., Sr. Unsec. Gtd. Global Notes, 8.75%, 05/23/2026		25,000	29,453
			273,074

Canada–0.23%

1011778 BC ULC/ New Red Finance, Inc., Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)		50,000	52,000
Air Canada, Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)		25,000	28,906
Bombardier Inc., Sr. Unsec. Notes, 6.00%, 10/15/2022(b)		65,000	66,219
Cott Holdings Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2025(b)		50,000	52,625
HudBay Minerals, Inc., Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)		60,000	65,925
Precision Drilling Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024		65,000	58,662
6.50%, 12/15/2021		15,000	14,775
Teck Resources Ltd., Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022		25,000	26,425
Sr. Unsec. Notes, 6.13%, 10/01/2035		33,000	36,053
			401,590

China–0.12%

Alibaba Group Holding Ltd., Sr. Unsec. Global Notes, 3.60%, 11/28/2024		200,000	208,043

	Principal Amount	Value

France–0.43%

AXA S.A., Series A, Jr. Unsec. Sub. Notes, 6.46%(b)(d)	$100,000	$104,750
BNP Paribas S.A., REGS, Jr. Unsec. Sub. Euro Notes, 7.38%(b)(d)	200,000	228,000
SFR Group S.A., Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	200,000	209,000
Societe Generale S.A., Unsec. Sub. Notes, 4.25%, 04/14/2025(b)	200,000	205,091
		746,841

Germany–0.11%

Allianz S.E., REGS, Series DIP, Jr. Unsec. Sub. Medium-Term Euro Notes, 3.88%(b)(d)	200,000	187,175

Italy–0.28%

Intesa Sanpaolo S.p.A., Jr. Unsec. Gtd. Sub. Notes, 7.70%(b)(d)	200,000	213,393
Telecom Italia Capital S.A., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	16,000	18,160
7.20%, 07/18/2036	30,000	36,300
Telecom Italia S.p.A., Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	200,000	221,000
		488,853

Luxembourg–0.20%

Altice Financing S.A., Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	200,000	222,000
ArcelorMittal, Sr. Unsec. Global Notes, 7.50%, 10/15/2039	16,000	18,860
Intelsat Jackson Holdings S.A., Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	20,000	17,300
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	76,000	73,340
Venator Finance S.a.r.l./Venator Materials Corp., Sr. Unsec. Notes, 5.75%, 07/15/2025(b)	14,000	14,455
		345,955

Mexico–0.09%

Fomento Economico Mexicano S.A.B. de C.V., Sr. Unsec. Global Notes, 2.88%, 05/10/2023	150,000	150,960

Netherlands–0.12%

UPCB Finance IV Ltd., Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	200,000	209,250

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value

New Zealand–0.05%

Reynolds Group Issuer Inc./LLC, Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	$80,000	$86,800

Spain–0.20%

Codere Finance 2 (Luxembourg) S.A., Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	198,980
Telefónica Emisiones, S.A.U., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/08/2027	150,000	155,655
		354,635

Switzerland–0.26%

Cloverie PLC for Zurich Insurance Co. Ltd., REGS, Unsec. Sub. Medium-Term Euro Notes, 5.63%, 06/24/2046(b)	200,000	221,850
Credit Suisse Group AG, REGS, Jr. Unsec. Sub. Euro Notes, 7.50%(b)(d)	200,000	227,913
		449,763

United Kingdom–0.60%

Barclays Bank PLC, Unsec. Sub. Global Notes, 7.75%, 04/10/2023	200,000	208,250
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 6.00% (d)	200,000	209,739
Royal Bank of Scotland Group PLC (The), Jr. Unsec. Sub. Bonds, 7.50%(d)	200,000	211,500
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	100,000	106,659
Series U, Jr. Unsec. Sub. Global Notes, 7.64%(d)	100,000	96,375
Virgin Media Secured Finance PLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	212,000
		1,044,523

United States–7.01%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	160,000	168,800
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	10,000	11,313
Sr. Unsec. Notes, 5.00%, 04/01/2023	78,000	83,460
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	221,222
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 05/19/2022	125,000	131,406
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	30,000	34,275

	Principal Amount	Value

United States–(continued)

Alpine Finance Merger Sub LLC, Sr. Unsec. Notes, 6.88%, 08/01/2025(b)	$3,000	$3,128
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	70,000	71,925
5.88%, 11/15/2026	30,000	30,713
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	60,000	61,950
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/20/2026	75,000	77,062
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	65,000	67,437
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	48,000	49,920
Apple Inc., Sr. Unsec. Global Notes, 3.45%, 02/09/2045	50,000	46,834
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	30,000	31,950
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	15,000	14,738
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	60,000	63,000
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	24,000	24,360
6.88%, 02/15/2021(b)	60,000	61,650
AssuredPartners, Inc., Sr. Unsec. Notes, 7.00%, 08/15/2025(b)	6,000	6,075
AT&T Inc., Sr. Unsec. Global Notes, 4.50%, 05/15/2035	50,000	48,984
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	70,000	68,512
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	61,000	63,745
Ball Corp., Sr. Unsec. Gtd. Global Bonds, 4.00%, 11/15/2023	50,000	51,125
Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	60,000	66,225
Bank of America Corp., Series M, Jr. Unsec. Sub. Bonds, 8.13%(d)	100,000	104,125
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	40,000	42,300
8.75%, 03/15/2022	25,000	28,031
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	45,000	47,419
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	80,000	87,400

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value

United States–(continued)

Builders FirstSource, Inc., Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	$47,000	$54,520
CalAtlantic Group, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 06/01/2026	23,000	23,891
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	60,000	62,250
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	25,000	24,406
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	13,000	13,943
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	20,000	20,900
5.75%, 01/15/2024	25,000	26,438
Sr. Unsec. Notes, 5.13%, 05/01/2027(b)	100,000	103,750
5.75%, 02/15/2026(b)	120,000	129,300
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	11,000	11,234
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	65,000	68,169
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	60,000	63,300
CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	30,000	32,400
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	30,000	32,588
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 05/15/2025	90,000	100,462
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	40,000	40,700
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/01/2023	76,000	82,365
Citigroup Inc., Series T, Jr. Unsec. Sub. Global Notes, 6.25%(d)	70,000	78,662
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	50,000	52,063
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	60,000	60,675
Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	65,000	64,675
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	85,000	92,012

	Principal Amount	Value

United States–(continued)

Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	$40,000	$40,500
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	63,000	64,811
Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/2019	30,000	30,188
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	100,000	103,250
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	70,000	65,100
Crown Americas LLC/Crown Americas Capital Corp. V, Sr. Unsec. Gtd. Notes, 4.25%, 09/30/2026(b)	20,000	20,250
CSC Holdings LLC, Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	200,000	233,250
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/15/2027(b)	50,000	52,875
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	60,000	62,550
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	49,000	49,980
Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	85,000	94,669
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	15,000	16,388
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	120,000	130,500
7.88%, 09/01/2019	72,000	79,740
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	20,000	20,375
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(f)	33,000	34,403
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	104,000	112,580
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	60,000	61,800
Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	60,000	46,050
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	60,000	61,200
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	120,000	132,000
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	25,000	23,906
First Data Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	150,000	162,562

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value

United States–(continued)

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	$70,000	$66,150
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	60,000	56,550
11.00%, 09/15/2025	60,000	54,900
Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	60,000	65,143
Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.13%, 08/15/2024	50,000	51,813
4.88%, 11/15/2022	60,000	63,900
Gulfport Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	65,000	64,350
HCA, Inc., Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	155,000	168,562
Sr. Unsec. Gtd. Notes, 5.88%, 02/15/2026	75,000	81,937
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	65,000	67,762
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	149,000	147,882
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	15,000	14,138
6.75%, 04/15/2019	30,000	30,000
7.38%, 01/15/2021	17,000	16,363
Hewlett Packard Enterprise Co., Sr. Unsec. Global Notes, 4.90%, 10/15/2025	50,000	52,960
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	53,000	50,681
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	30,000	31,350
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	60,000	57,450
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	35,000	36,794
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	50,000	57,500
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	50,000	40,750
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	64,000	63,840
Iron Mountain Inc., Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	100,000	106,125
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	65,000	69,387
J. C. Penney Corp., Inc., Sr. Unsec. Gtd. Deb., 7.40%, 04/01/2037	50,000	40,250
Sr. Unsec. Gtd. Notes, 6.38%, 10/15/2036	50,000	37,250

	Principal Amount	Value

United States–(continued)

j2 Cloud Services, LLC/ j2 Cloud Co-Obligor, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2025(b)	$3,000	$3,131
Jaguar Holding Co., II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	15,000	15,975
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	23,000	26,278
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	60,000	63,150
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	16,000	16,420
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	35,000	37,450
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	40,000	46,600
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	70,000	73,850
6.88%, 11/01/2035	30,000	28,950
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	90,000	98,100
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	60,000	62,850
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	50,000	53,125
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	100,000	106,625
Levi Strauss & Co., Sr. Unsec. Global Notes, 5.00%, 05/01/2025	50,000	52,563
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	60,000	62,850
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	4,000	4,130
McDonald’s Corp., Sr. Unsec. Medium-Term Notes, 3.25%, 06/10/2024	75,000	77,166
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	55,000	56,787
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	51,000	55,271
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	60,000	63,300
MGM Resorts International, Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	185,000	187,775
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	45,000	47,756

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value

United States–(continued)

Microsoft Corp., Sr. Unsec. Global Bonds, 2.40%, 08/08/2026	$80,000	$77,209
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	24,000	24,510
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	60,000	65,100
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2025(b)	50,000	54,250
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	6,000	6,173
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	35,000	36,838
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	42,000	44,363
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	16,000	17,719
8.00%, 03/25/2020	45,000	50,063
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	65,000	72,150
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	48,000	50,880
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	25,000	22,813
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	7,000	7,228
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	13,000	13,423
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	50,000	53,750
NRG Energy, Inc. Sr. Unsec. Gtd. Global Notes, 6.63%, 03/15/2023	23,000	23,891
6.63%, 01/15/2027	32,000	33,040
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	60,000	59,250
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc., Sec. Second Lien Notes, 6.75%, 06/15/2022(b)	12,000	12,660
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	30,000	31,650
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	65,000	68,900
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	60,000	62,550
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	65,000	68,737
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	80,000	89,600

	Principal Amount	Value

United States–(continued)

QEP Resources, Inc., Sr. Unsec. Notes, 6.88%, 03/01/2021	$60,000	$63,150
QUALCOMM Inc., Sr. Unsec. Global Notes, 4.65%, 05/20/2035	50,000	55,328
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	34,000	33,320
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	29,000	30,015
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	60,000	64,800
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	65,000	66,137
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	65,000	67,681
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	25,000	27,938
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	65,000	68,900
ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	90,000	92,587
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2019	15,000	15,000
7.13%, 12/15/2021	61,000	61,839
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 07/15/2026(b)	55,000	57,956
6.00%, 07/15/2024(b)	34,000	36,720
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	35,000	35,700
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	36,000	35,460
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	80,000	75,000
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	60,000	64,275
Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	40,000	51,400
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	35,000	38,850
7.88%, 09/15/2023	150,000	170,250
Standard Industries Inc., Sr. Unsec. Notes, 6.00%, 10/15/2025(b)	30,000	32,288
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	50,000	52,563
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	79,000	78,605

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Principal Amount	Value

United States–(continued)

SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	$30,000	$30,900
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	6,000	6,195
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	150,000	167,437
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	50,000	53,875
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	74,000	76,497
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	30,000	32,100
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	8,000	8,300
5.25%, 06/15/2024	3,000	3,143
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 06/15/2023	100,000	99,500
8.13%, 04/01/2022	30,000	32,325
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	65,000	68,087
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	46,000	48,990
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	60,000	65,700
Time Warner Cable LLC, Sr. Sec. Gtd. First Lien Global Bonds, 5.88%, 11/15/2040	50,000	55,908
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	80,000	83,200
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	100,000	105,500
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	40,000	33,200
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	60,000	64,650
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	60,000	63,225
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	75,000	79,687
Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2026	12,000	12,945
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	30,000	31,200
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	60,000	63,000

	Principal Amount		Value

United States–(continued)

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	$60,000		$54,600
6.13%, 04/15/2025(b)	65,000		55,656
7.00%, 10/01/2020(b)	17,000		16,809
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	60,000		63,900
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.40%, 11/01/2034	50,000		49,349
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 5.25%, 09/01/2035	50,000		61,237
Walt Disney Co. (The), Sr. Unsec. Global Notes, 3.00%, 02/13/2026	50,000		50,436
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	45,000		39,938
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	60,000		63,600
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	55,000		65,312
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	75,000		71,062
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	95,000		98,297
Sr. Unsec. Notes, 7.88%, 09/01/2021	22,000		25,795
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	65,000		64,675
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	17,000		17,404
			12,146,746

Zambia–0.04%

First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	60,000		62,550
Total U.S. Dollar Denominated Bonds & Notes (Cost $16,844,278)			17,261,984

U.S. Treasury Securities–0.60%

U.S. Treasury Notes–0.54%

1.25%, 12/31/2018	850,000		849,585
1.63%, 05/15/2026	100,000		95,053
			944,638

U.S. Treasury Inflation - Indexed Notes–0.06%

0.13%, 04/15/2021	96,855	(h)	97,056
Total U.S. Treasury Securities (Cost $1,040,596)			1,041,694

	Shares

Preferred Stocks–0.01%

United States–0.01%

CIT Group Inc., Series A, 5.80% Jr. Unsec. Sub. Pfd. (Cost $10,000)(d)	10,000		10,525

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Shares	Value

Money Market Funds–21.79%

Government & Agency Portfolio – Institutional Class, 0.93% (i)	20,312,128	$20,312,128
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 1.22% (i)	3,911,289	3,911,289
Treasury Portfolio – Institutional Class, 0.91% (i)	13,541,419	13,541,419
Total Money Market Funds (Cost $37,764,836)		37,764,836

Options Purchased–4.11%
(Cost $11,476,941)		7,117,115
TOTAL INVESTMENTS–93.31% (Cost $159,092,761)		161,686,345
OTHER ASSETS LESS LIABILITIES–6.69%		11,585,699
NET ASSETS–100.00%		$173,272,044

Investment Abbreviations:

ADR	—American Depositary Receipt
BRL	—Brazilian Real
CAD	—Canadian Dollar
Deb.	—Debentures
DIP	—Debtor-in-possession
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
HUF	—Hungary Forint
Jr.	—Junior
MXN	—Mexican Peso
NVDR	—Non-Voting Depositary Receipt
Pfd.	—Preferred
PIK	—Payment in Kind
PLN	—Poland Zloty
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $26,430,653, which represented 15.25% of the Fund’s Net Assets.

(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(d)	Perpetual bond with no specified maturity date.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.

(f)	All or a portion of this security is Payment-in-Kind.

Issuers	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes	7.63%	8.38%
Mercury Bondco PLC, Sr. Sec. Gtd. PIK Bonds	7.13%	7.88%
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(h)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Investments in Affiliated Issuers–0.00%(j)(k)

	% of Net Assets 07/31/17	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 07/31/17	Value 07/31/17
Domestic Equity Funds–0.00%
Invesco Diversified Dividend Fund-Class R6	0.00%	$13,366,203	$476,778	$(14,403,531)	$(588,272)	$1,484,858	$140,742	—	$—
Fixed-Income Funds–0.00%
Invesco High Yield Fund-Class R6	0.00%	26,657,031	440,042	(27,218,858)	420,945	(299,160)	531,905	—	—
Foreign Equity Funds–0.00%
Invesco Asia Pacific Growth Fund-Class Y	0.00%	17,011,618	372,011	(17,573,784)	(811,960)	1,175,184	198,943	—	—
Invesco European Growth Fund-Class Y	0.00%	21,099,716	1,265,954	(23,699,220)	1,739,215	(405,665)	388,692	—	—
Invesco International Growth Fund-Class R6	0.00%	21,348,075	998,806	(23,374,700)	790,723	237,096	340,861	—	—
Total Foreign Equity Funds		59,459,409	2,636,771	(64,647,704)	1,717,978	1,006,615	928,496		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $—)	0.00%	$99,482,643	$3,553,591	$(106,270,093)	$1,550,651	$2,192,313 (l)	$1,601,143		$—

Notes to Consolidated Schedule of Investments:

(j)	The Fund has transitioned its investments in certain affiliated underlying funds to direct investments in the underlying securities of those funds or other investment securities that align with the Fund’s investment objective. The investment objective of the Fund did not change.
(k)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(l)	Includes $336,036 and $173,069 of capital gains distributions from Invesco Diversified Dividend Fund and Invesco Asia Pacific Growth Fund, respectively.

Open Over-The-Counter Index Options Purchased
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(m)		Value
SPX Index	Call	Barclays Bank PLC	09/15/2017	67	USD	2,545	USD	17,051,500	$17,195
SPX Index	Call	Goldman Sachs International	08/18/2017	27	USD	2,515	USD	6,790,500	2,195
VIX Index	Call	Morgan Stanley Capital Services LLC	11/15/2017	411	USD	16	USD	657,600	60,623
VIX Index	Call	Morgan Stanley Capital Services LLC	12/20/2017	396	USD	16	USD	633,600	67,321
VIX Index	Call	Morgan Stanley Capital Services LLC	01/17/2018	390	USD	16	USD	624,000	86,992
Subtotal – Over-The-Counter Index Call Options Purchased				1,291					$234,326
FTSE 100 Index	Put	Deutsche Bank Securities LLC	12/15/2017	188	GBP	7,125	GBP	13,395,000	$350,355
FTSE 100 Index	Put	Goldman Sachs International	12/15/2017	12	GBP	7,125	GBP	855,000	22,363
HSCE Index	Put	BNP Paribas Securities Corp.	12/28/2017	11	HKD	9,800	HKD	5,390,000	9,783
HSCE Index	Put	BNP Paribas Securities Corp.	12/28/2017	18	HKD	10,200	HKD	9,180,000	25,427
HSCE Index	Put	BNP Paribas Securities Corp.	12/28/2017	7	HKD	10,600	HKD	3,710,000	15,658
HSCE Index	Put	Citigroup Global Markets Inc.	12/28/2017	15	HKD	9,800	HKD	7,350,000	13,341
HSCE Index	Put	Citigroup Global Markets Inc.	12/28/2017	13	HKD	10,200	HKD	6,630,000	18,364
HSCE Index	Put	Citigroup Global Markets Inc.	12/28/2017	77	HKD	10,600	HKD	40,810,000	172,234
HSCE Index	Put	Deutsche Bank Securities LLC	12/28/2017	43	HKD	9,800	HKD	21,070,000	38,244
HSCE Index	Put	Goldman Sachs International	12/28/2017	11	HKD	9,800	HKD	5,390,000	9,783
HSCE Index	Put	Goldman Sachs International	12/28/2017	10	HKD	10,200	HKD	5,100,000	14,126
HSCE Index	Put	Goldman Sachs International	12/28/2017	10	HKD	10,600	HKD	5,300,000	22,368
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	98	HKD	9,000	HKD	44,100,000	36,910
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	94	HKD	9,400	HKD	44,180,000	53,662
HSCE Index	Put	J.P. Morgan Securities LLC	12/28/2017	93	HKD	9,800	HKD	45,570,000	82,714
HSCE Index	Put	Societe Generale S.A.	12/28/2017	6	HKD	9,000	HKD	2,700,000	2,260
HSCE Index	Put	Societe Generale S.A.	12/28/2017	6	HKD	9,400	HKD	2,820,000	3,425
HSCE Index	Put	UBS	12/28/2017	21	HKD	9,800	HKD	10,290,000	18,677
HSCE Index	Put	UBS	12/28/2017	20	HKD	10,200	HKD	10,200,000	28,252
HSCE Index	Put	UBS	12/28/2017	9	HKD	10,600	HKD	4,770,000	20,131
Nikkei 225 Index	Put	Bank of America Merrill Lynch	08/10/2017	16	JPY	19,125	JPY	306,000,000	3,794
Nikkei 225 Index	Put	Goldman Sachs International	08/10/2017	34	JPY	19,000	JPY	646,000,000	6,666
Nikkei 225 Index	Put	UBS	08/10/2017	19	JPY	19,000	JPY	361,000,000	3,725
VIX Index	Put	Morgan Stanley Capital Services LLC	08/16/2017	411	USD	14	USD	575,400	123,253
VIX Index	Put	Morgan Stanley Capital Services LLC	09/20/2017	396	USD	14	USD	554,400	98,968
VIX Index	Put	Morgan Stanley Capital Services LLC	10/18/2017	390	USD	13	USD	507,000	61,376
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	44	CHF	8,200	CHF	3,608,000	32,804
SMI Index	Put	Citigroup Global Markets Inc.	12/15/2017	45	CHF	8,400	CHF	3,780,000	46,165
SMI Index	Put	Goldman Sachs International	12/15/2017	59	CHF	7,700	CHF	4,543,000	20,410
SMI Index	Put	Goldman Sachs International	12/15/2017	55	CHF	8,200	CHF	4,510,000	41,005
SMI Index	Put	Goldman Sachs International	12/15/2017	54	CHF	8,400	CHF	4,536,000	55,398
SMI Index	Put	Goldman Sachs International	12/15/2017	10	CHF	8,600	CHF	860,000	14,199
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	12	CHF	7,700	CHF	924,000	4,151

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Purchased – (continued)
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(m)		Value
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	11	CHF	8,200	CHF	902,000	$8,201
SMI Index	Put	J.P. Morgan Securities LLC	12/15/2017	11	CHF	8,400	CHF	924,000	11,285
SMI Index	Put	J.P. Morgan Securities LLC	06/15/2018	8	CHF	7,700	CHF	616,000	12,897
SMI Index	Put	J.P. Morgan Securities LLC	06/15/2018	7	CHF	8,000	CHF	560,000	15,524
SMI Index	Put	J.P. Morgan Securities LLC	06/15/2018	6	CHF	8,200	CHF	492,000	16,414
SMI Index	Put	J.P. Morgan Securities LLC	06/15/2018	17	CHF	8,600	CHF	1,462,000	70,119
SMI Index	Put	UBS	12/15/2017	49	CHF	8,600	CHF	4,214,000	69,576
SMI Index	Put	UBS	06/15/2018	12	CHF	7,700	CHF	924,000	19,346
SMI Index	Put	UBS	06/15/2018	18	CHF	8,000	CHF	1,440,000	39,918
SMI Index	Put	UBS	06/15/2018	16	CHF	8,200	CHF	1,312,000	43,771
SMI Index	Put	UBS	06/15/2018	7	CHF	8,600	CHF	602,000	28,872
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	45	EUR	110	EUR	247,500	2,600
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	258	EUR	115	EUR	1,483,500	22,847
SX7E Index	Put	Citigroup Global Markets Inc.	12/15/2017	253	EUR	120	EUR	1,518,000	33,823
SX7E Index	Put	Goldman Sachs International	12/15/2017	206	EUR	115	EUR	1,184,500	18,242
SX7E Index	Put	Goldman Sachs International	12/15/2017	397	EUR	120	EUR	2,382,000	53,073
SX7E Index	Put	Goldman Sachs International	12/15/2017	97	EUR	130	EUR	630,500	27,975
SX7E Index	Put	Goldman Sachs International	12/21/2018	48	EUR	110	EUR	264,000	19,491
SX7E Index	Put	Goldman Sachs International	12/21/2018	40	EUR	120	EUR	240,000	24,107
SX7E Index	Put	Goldman Sachs International	12/21/2018	39	EUR	130	EUR	253,500	33,577
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	7	EUR	110	EUR	38,500	404
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	255	EUR	115	EUR	1,466,250	22,581
SX7E Index	Put	J.P. Morgan Securities LLC	12/15/2017	7	EUR	120	EUR	42,000	936
SX7E Index	Put	J.P. Morgan Securities LLC	12/21/2018	123	EUR	110	EUR	676,500	49,946
SX7E Index	Put	J.P. Morgan Securities LLC	12/21/2018	112	EUR	120	EUR	672,000	67,502
SX7E Index	Put	J.P. Morgan Securities LLC	12/21/2018	105	EUR	130	EUR	682,500	90,399
Subtotal – Over-The-Counter Index Put Options Purchased				4,461					$2,273,417
Total Over-The-Counter Index Options Purchased				5,752					$2,507,743

Open Exchange-Traded Index Options Purchased
Description	Type of Contract		Expiration Date	Number of Contracts	Strike Price		Notional Value(m)		Value
SMI Index	Put		12/15/2017	25	CHF	7,200	CHF	1,800,000	$4,601
SMI Index	Put		12/15/2017	24	CHF	7,400	CHF	1,776,000	5,733
SMI Index	Put		12/15/2017	123	CHF	7,700	CHF	9,471,000	44,133
SMI Index	Put		12/15/2017	79	CHF	8,200	CHF	6,478,000	58,733
SMI Index	Put		12/15/2017	73	CHF	8,400	CHF	6,132,000	73,898
SX7E Index	Put		12/15/2017	92	EUR	110	EUR	506,000	5,717
SX7E Index	Put		12/15/2017	88	EUR	115	EUR	506,000	8,072
SX7E Index	Put		12/15/2017	87	EUR	120	EUR	522,000	12,099
Total Exchange-Traded Index Options Purchased				591					$212,986
Total Index Options Purchased - Equity Risk				6,343					$2,720,729

Abbreviations:
CHF – Swiss Franc	GBP – British Pound Sterling	USD – U.S. Dollar
EUR – Euro	HKD – Hong Kong Dollar
(m)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus BRL	Call	Goldman Sachs International	03/20/2018	BRL	3.750	USD	586,600	$6,093
USD versus BRL	Call	Morgan Stanley Capital Services LLC	03/20/2018	BRL	3.750	USD	2,712,400	28,172
USD versus CAD	Call	Goldman Sachs International	08/16/2017	CAD	1.398	USD	310,700	0
EUR versus USD	Call	Barclays Bank PLC	06/17/2021	USD	1.175	EUR	562,501	80,911
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	EUR	567,334	81,606
EUR versus USD	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	EUR	632,455	85,164
EUR versus USD	Call	Deutsche Bank Securities Inc.	09/29/2017	USD	1.150	EUR	2,047,000	82,302
EUR versus USD	Call	Deutsche Bank Securities Inc.	09/29/2017	USD	1.156	EUR	2,047,000	72,154

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
EUR versus USD	Call	Deutsche Bank Securities Inc.	09/29/2017	USD	1.160	EUR	2,047,000	$65,701
EUR versus USD	Call	Goldman Sachs International	08/25/2020	USD	1.200	EUR	1,348,907	144,241
EUR versus USD	Call	Goldman Sachs International	06/17/2021	USD	1.177	EUR	530,238	75,754
EUR versus USD	Call	Goldman Sachs International	06/17/2021	USD	1.228	EUR	1,684,483	188,411
EUR versus USD	Call	Morgan Stanley Capital Services LLC	09/29/2017	USD	1.150	EUR	4,125,000	145,398
EUR versus USD	Call	Morgan Stanley Capital Services LLC	09/29/2017	USD	1.156	EUR	4,125,000	165,851
EUR versus USD	Call	Morgan Stanley Capital Services LLC	09/29/2017	USD	1.160	EUR	4,125,000	132,397
Subtotal – Over-The-Counter Foreign Currency Call Options Purchased								$1,354,155
EUR versus USD	Put	Bank of America Merrill Lynch	08/25/2020	USD	1.217	EUR	798,120	$42,871
EUR versus USD	Put	Barclays Bank PLC	01/13/2020	USD	1.270	EUR	338,440	25,827
EUR versus USD	Put	Barclays Bank PLC	01/27/2020	USD	1.222	EUR	640,440	33,794
EUR versus USD	Put	Barclays Bank PLC	03/12/2020	USD	1.170	EUR	132,118	4,583
EUR versus USD	Put	Barclays Bank PLC	04/22/2020	USD	1.172	EUR	783,356	28,063
EUR versus USD	Put	Barclays Bank PLC	05/12/2020	USD	1.225	EUR	119,640	6,638
EUR versus USD	Put	Barclays Bank PLC	06/03/2020	USD	1.218	EUR	509,824	26,977
EUR versus USD	Put	Barclays Bank PLC	06/26/2020	USD	1.220	EUR	578,405	31,241
EUR versus USD	Put	Barclays Bank PLC	07/10/2020	USD	1.213	EUR	477,259	24,555
EUR versus USD	Put	Barclays Bank PLC	07/16/2020	USD	1.188	EUR	437,856	18,633
EUR versus USD	Put	Barclays Bank PLC	08/25/2020	USD	1.177	EUR	754,643	30,002
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	EUR	363,370	16,390
EUR versus USD	Put	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	EUR	353,889	20,583
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	EUR	1,126,229	50,529
EUR versus USD	Put	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	EUR	358,640	18,005
EUR versus USD	Put	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	EUR	320,544	15,761
EUR versus USD	Put	Goldman Sachs International	08/21/2017	USD	1.080	EUR	451,600	1
EUR versus USD	Put	Goldman Sachs International	12/12/2019	USD	1.350	EUR	2,792,791	360,943
EUR versus USD	Put	Goldman Sachs International	01/21/2020	USD	1.253	EUR	310,284	20,871
EUR versus USD	Put	Goldman Sachs International	02/06/2020	USD	1.234	EUR	238,027	13,842
EUR versus USD	Put	Goldman Sachs International	04/15/2020	USD	1.159	EUR	618,354	19,886
EUR versus USD	Put	Goldman Sachs International	07/29/2020	USD	1.204	EUR	200,000	9,682
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.171	EUR	565,767	21,470
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.181	EUR	840,208	34,318
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.182	EUR	940,625	38,716
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.192	EUR	1,446,909	64,280
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.199	EUR	949,393	44,466
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.203	EUR	1,678,227	81,295
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.210	EUR	422,926	21,500
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.176	EUR	953,186	40,478
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.195	EUR	798,801	38,618
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.202	EUR	948,543	48,063
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.205	EUR	599,775	31,005
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.208	EUR	842,323	44,419
EUR versus USD	Put	J.P. Morgan Securities LLC	06/17/2021	USD	1.208	EUR	385,953	20,353
USD versus CAD	Put	Goldman Sachs International	06/21/2018	CAD	1.240	USD	4,759,100	136,374
USD versus CAD	Put	Goldman Sachs International	06/21/2018	CAD	1.245	USD	4,759,100	146,472
USD versus CAD	Put	Goldman Sachs International	06/21/2018	CAD	1.250	USD	4,759,100	157,017
USD versus JPY	Put	Barclays Bank PLC	01/17/2018	JPY	113.500	USD	1,833,000	87,493
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	107.700	USD	11,251,000	209,521

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased - (continued)

Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	113.500	USD	7,403,000	$353,359
USD versus JPY	Put	Goldman Sachs International	01/17/2018	JPY	119.000	USD	5,576,000	503,885
USD versus KRW	Put	Citigroup Global Markets Inc.	01/17/2018	KRW	1,190.000	USD	1,366,372	99,452
Subtotal – Over-The-Counter Foreign Currency Put Options Purchased								$3,042,231
Total – Over-The-Counter Foreign Currency Options Purchased – Currency Risk								$4,396,386
Total – Options Purchased (Cost $11,476,941)								$7,117,115

Abbreviations:

BRL – Brazilian Real	EUR – Euro	KRW – South Korean Won
CAD – Canadian Dollar	JPY – Japanese Yen	USD – U.S. Dollar

Open Over-The-Counter Index Options Written

Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(m)		Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index Mini	Call	Barclays Bank PLC	09/15/2017	34	USD	1,480	$(34,680)	USD	5,032,000	$(17,188)	$17,492
CBOE SPX Volatility Index	Call	Morgan Stanley Capital Services LLC	11/15/2017	13	USD	16	(3,510)	USD	20,800	(1,918)	1,592
Subtotal – Over-The-Counter Index Call Option Written				47			$(38,190)			$(19,106)	$19,084
FTSE 100 Index	Put	UBS	12/15/2017	39	GBP	7,125	(88,856)	GBP	2,778,750	(72,680)	16,176
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/08/2017	16	JPY	20,250	(118,206)	JPY	324,000,000	(122,527)	(4,321)
Nikkei 225 Index	Put	Goldman Sachs International	12/08/2017	34	JPY	20,000	(246,679)	JPY	680,000,000	(217,889)	28,790
Nikkei 225 Index	Put	UBS	12/08/2017	19	JPY	20,000	(129,801)	JPY	380,000,000	(121,761)	8,040
Russell 2000 Index Mini	Put	Goldman Sachs International	08/18/2017	13	USD	1,280	(5,070)	USD	1,664,000	(894)	4,176
SMI Index	Put	Goldman Sachs International	12/15/2017	183	CHF	7,700	(143,286)	CHF	14,091,000	(63,305)	79,981
SMI Index	Put	Goldman Sachs International	06/15/2018	2	CHF	8,000	(5,147)	CHF	160,000	(4,435)	712
SMI Index	Put	Goldman Sachs International	06/15/2018	2	CHF	8,200	(5,462)	CHF	164,000	(5,471)	(9)
SMI Index	Put	Goldman Sachs International	06/15/2018	2	CHF	8,600	(8,403)	CHF	172,000	(8,249)	154
SMI Index	Put	UBS	12/15/2017	26	CHF	8,200	(33,494)	CHF	2,132,000	(19,384)	14,110
SMI Index	Put	UBS	12/15/2017	23	CHF	8,400	(38,232)	CHF	1,932,000	(23,595)	14,637
SMI Index	Put	UBS	12/15/2017	21	CHF	8,600	(45,816)	CHF	1,806,000	(29,818)	15,998
CBOE SPX Volatility Index	Put	Morgan Stanley Capital Services LLC	08/16/2017	13	USD	14	(2,860)	USD	18,200	(3,899)	(1,039)
SX7E	Put	UBS	12/15/2017	30	EUR	115	(7,851)	EUR	172,500	(2,658)	5,193
SX7E	Put	UBS	12/15/2017	26	EUR	120	(9,072)	EUR	156,000	(3,476)	5,596
SX7E	Put	UBS	12/15/2017	23	EUR	130	(13,461)	EUR	149,500	(6,633)	6,828
Subtotal – Over-The-Counter Index Put Options Written				472			$(901,696)			$(706,674)	$195,022
Total Index Options Written - Equity Risk				519			$(939,886)			$(725,780)	$214,106

Currency Abbreviations:

CHF – Swiss Franc	EUR – Euro	GBP – British Pound Sterling	JPY – Japanese Yen
USD – U.S. Dollar

(m)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
BRL versus USD	Call	Morgan Stanley Capital Services LLC	03/20/2018	BRL	3.750	$(5,357)	BRL	185,000	$(1,921)	$3,436
CAD versus USD	Call	Goldman Sachs International	10/12/2017	CAD	1.312	(11,737)	USD	1,585,000	(2,610)	9,127
CAD versus USD	Call	Goldman Sachs International	10/12/2017	CAD	1.319	(6,424)	USD	1,585,000	(2,061)	4,363
CAD versus USD	Call	Goldman Sachs International	10/12/2017	CAD	1.325	(5,205)	USD	1,585,000	(1,683)	3,522
CAD versus USD	Call	Goldman Sachs International	09/15/2017	CAD	1.345	(9,010)	USD	1,313,000	(196)	8,814
CAD versus USD	Call	Goldman Sachs International	09/15/2017	CAD	1.352	(7,204)	USD	1,313,000	(144)	7,060
CAD versus USD	Call	Goldman Sachs International	09/15/2017	CAD	1.358	(5,897)	USD	1,313,000	(112)	5,785
CAD versus USD	Call	Goldman Sachs International	08/16/2017	CAD	1.389	(15,658)	USD	1,722,000	0	15,658
CAD versus USD	Call	Goldman Sachs International	08/16/2017	CAD	1.396	(13,139)	USD	1,722,000	0	13,139
CAD versus USD	Call	Goldman Sachs International	08/16/2017	CAD	1.402	(11,258)	USD	1,722,000	0	11,258
CAD versus USD	Call	Morgan Stanley Capital Services LLC	08/16/2017	CAD	1.398	(2,409)	USD	304,500	0	2,409
USD versus EUR	Call	Bank of America Merrill Lynch	08/25/2020	USD	1.217	(85,895)	EUR	798,120	(77,205)	8,690
USD versus EUR	Call	Barclays Bank PLC	03/12/2020	USD	1.170	(13,404)	EUR	132,118	(14,813)	(1,409)
USD versus EUR	Call	Barclays Bank PLC	04/03/2020	USD	1.172	(45,036)	EUR	431,984	(48,922)	(3,886)
USD versus EUR	Call	Barclays Bank PLC	04/22/2020	USD	1.172	(36,631)	EUR	351,372	(39,791)	(3,160)
USD versus EUR	Call	Barclays Bank PLC	08/25/2020	USD	1.177	(79,273)	EUR	754,643	(91,312)	(12,039)
USD versus EUR	Call	Barclays Bank PLC	07/16/2020	USD	1.188	(42,457)	EUR	437,856	(48,515)	(6,058)
USD versus EUR	Call	Barclays Bank PLC	07/10/2020	USD	1.213	(48,840)	EUR	477,259	(45,518)	3,322
USD versus EUR	Call	Barclays Bank PLC	06/03/2020	USD	1.218	(52,930)	EUR	509,824	(45,628)	7,302
USD versus EUR	Call	Barclays Bank PLC	06/26/2020	USD	1.220	(57,422)	EUR	578,405	(52,240)	5,182
USD versus EUR	Call	Barclays Bank PLC	01/27/2020	USD	1.222	(66,630)	EUR	640,440	(49,274)	17,356
USD versus EUR	Call	Barclays Bank PLC	05/12/2020	USD	1.225	(12,182)	EUR	119,640	(10,038)	2,144
USD versus EUR	Call	Barclays Bank PLC	01/13/2020	USD	1.270	(33,953)	EUR	338,440	(18,000)	15,953
USD versus EUR	Call	Citigroup Global Markets Inc.	06/17/2021	USD	1.184	(113,043)	EUR	1,126,229	(155,485)	(42,442)
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.194	(36,552)	EUR	363,370	(40,181)	(3,629)
USD versus EUR	Call	Citigroup Global Markets Inc.	08/25/2020	USD	1.228	(36,638)	EUR	353,889	(32,087)	4,551
USD versus EUR	Call	Deutsche Bank Securities Inc.	08/25/2020	USD	1.205	(32,515)	EUR	320,544	(33,226)	(711)
USD versus EUR	Call	Deutsche Bank Securities Inc.	07/01/2020	USD	1.210	(36,515)	EUR	358,640	(34,532)	1,983
USD versus EUR	Call	Goldman Sachs International	04/15/2020	USD	1.159	(63,718)	EUR	618,354	(75,587)	(11,869)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.171	(58,508)	EUR	565,767	(70,678)	(12,170)
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.176	(78,167)	EUR	953,186	(136,489)	(58,322)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.181	(88,316)	EUR	840,208	(99,769)	(11,453)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.182	(99,575)	EUR	940,625	(111,090)	(11,515)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.192	(150,346)	EUR	1,446,909	(161,783)	(11,437)
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.195	(59,194)	EUR	798,801	(104,787)	(45,593)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.199	(107,205)	EUR	949,393	(102,092)	5,113
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.202	(111,513)	EUR	948,543	(120,384)	(8,871)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.203	(172,877)	EUR	1,678,227	(175,943)	(3,066)
USD versus EUR	Call	Goldman Sachs International	07/29/2020	USD	1.204	(19,856)	EUR	200,000	(20,410)	(554)
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.205	(72,564)	EUR	599,775	(75,040)	(2,476)
USD versus EUR	Call	Goldman Sachs International	06/17/2021	USD	1.208	(97,442)	EUR	842,323	(103,882)	(6,440)
USD versus EUR	Call	Goldman Sachs International	08/25/2020	USD	1.210	(42,970)	EUR	422,926	(42,725)	245
USD versus EUR	Call	Goldman Sachs International	02/06/2020	USD	1.234	(22,003)	EUR	238,027	(17,032)	4,971
USD versus EUR	Call	Goldman Sachs International	01/21/2020	USD	1.253	(30,213)	EUR	310,284	(18,959)	11,254
USD versus EUR	Call	Goldman Sachs International	12/12/2019	USD	1.350	(283,731)	EUR	2,792,791	(74,455)	209,276
USD versus EUR	Call	J.P. Morgan Chase Bank, N.A.	06/17/2021	USD	1.208	(39,433)	EUR	385,953	(47,599)	(8,166)
Subtotal – Over-The-Counter Foreign Currency Call Options Written						$(2,520,845)			$(2,404,198)	$116,647

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written – (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
EUR versus USD	Put	Barclays Bank PLC	06/17/2021	USD	1.175	$(51,879)	EUR	562,501	$(23,722)	$28,157
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.175	(59,017)	EUR	567,334	(23,927)	35,090
EUR versus USD	Put	Citigroup Global Markets Inc.	06/17/2021	USD	1.189	(67,932)	EUR	632,455	(29,440)	38,492
EUR versus USD	Put	Citigroup Global Markets Inc.	09/18/2017	USD	1.077	(6,078)	EUR	3,015,000	(165)	5,913
EUR versus USD	Put	Citigroup Global Markets Inc.	09/18/2017	USD	1.088	(9,657)	EUR	3,015,000	(285)	9,372
EUR versus USD	Put	Citigroup Global Markets Inc.	09/18/2017	USD	1.083	(8,104)	EUR	3,015,000	(222)	7,882
EUR versus USD	Put	Goldman Sachs International	08/25/2020	USD	1.200	(151,201)	EUR	1,348,907	(63,654)	87,547
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.177	(58,344)	EUR	530,238	(22,595)	35,749
EUR versus USD	Put	Goldman Sachs International	08/21/2017	USD	1.080	(3,037)	EUR	266,300	(1)	3,036
EUR versus USD	Put	Goldman Sachs International	06/17/2021	USD	1.228	(134,703)	EUR	1,684,483	(101,219)	33,484
EUR versus USD	Put	Goldman Sachs International	10/20/2017	USD	1.122	(3,129)	EUR	803,000	(1,193)	1,936
EUR versus USD	Put	Goldman Sachs International	10/20/2017	USD	1.116	(2,467)	EUR	803,000	(937)	1,530
EUR versus USD	Put	Goldman Sachs International	10/20/2017	USD	1.111	(2,028)	EUR	803,000	(766)	1,262
EUR versus USD	Put	Morgan Stanley Capital Services LLC	08/21/2017	USD	1.105	(18,232)	EUR	2,141,000	(24)	18,208
EUR versus USD	Put	Morgan Stanley Capital Services LLC	08/21/2017	USD	1.099	(14,633)	EUR	2,141,000	(15)	14,618
EUR versus USD	Put	Morgan Stanley Capital Services LLC	08/21/2017	USD	1.093	(11,755)	EUR	2,141,000	(10)	11,745
USD versus JPY	Put	Barclays Bank PLC	01/17/2018	USD	113.500	(27,424)	USD	709,000	(33,842)	(6,418)
USD versus JPY	Put	Goldman Sachs International	01/17/2018	USD	113.500	(152,738)	USD	3,638,499	(173,672)	(20,934)
USD versus JPY	Put	UBS	01/17/2018	USD	113.500	(67,234)	USD	1,838,000	(87,731)	(20,497)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,190.000	(53,603)	USD	1,366,372	(99,452)	(45,849)
USD versus KRW	Put	Goldman Sachs International	01/17/2018	KRW	1,250.000	(409,404)	USD	5,702,000	(694,793)	(285,389)
Subtotal – Over-The-Counter Foreign Currency Put Options Written						$(1,312,599)			$(1,357,665)	$(45,066)
Total Foreign Currency Options Written - Currency Risk						$(3,833,444)	$(3,761,863)			$71,581
Total – Options Written						$(4,773,330)	$(4,487,643)			$285,687

Currency Abbreviations:

BRL – Brazilian Real	CAD – Canadian Dollar	EUR – Euro	JPY – Japanese Yen
KRW – South Korean Won	USD – U.S. Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

	Options Written Transactions
	Call Options
	Number of Contracts*		Notional Value		Notional Value		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of period	177	BRL	—	EUR	20,360,696	GBP	11,077,131	JPY	1,313,500,000	USD	38,655,302	$3,196,506
Written	1,726	BRL	185,000	EUR	4,289,507	GBP	—	JPY	—	USD	361,643,250	3,343,500
Closed	(1,748)	BRL	—	EUR	(1,025,338)	GBP	(11,077,131)	JPY	(1,313,500,000)	USD	(340,790,118)	(3,814,865)
Exercised	—	BRL	—	EUR	—	GBP	—	JPY	—	USD	—	—
Expired	(108)	BRL	—	EUR	—	GBP	—	JPY	—	USD	(40,291,134)	(166,106)
End of period	47	BRL	185,000	EUR	23,624,865	GBP	—	JPY	—	USD	19,217,300	$2,559,035

	Put Options
	Number of Contracts*		Notional Value		Notional Value		Notional Value		Notional Value		Notional Value	Premiums Received
Beginning of period	2,838	CHF	—	EUR	26,264,868	GBP	7,654,705	JPY	418,500,000	USD	81,679,478	$4,615,184
Written	2,330	CHF	20,457,000	EUR	105,851,505	GBP	39,721,750	JPY	2,544,500,000	USD	177,627,449	6,506,345
Closed	(851)	CHF	—	EUR	(18,075,071)	GBP	(3,652,101)	JPY	(858,500,000)	USD	(203,610,970)	(5,727,117)
Exercised	—	CHF	—	EUR	—	GBP	—	JPY	—	USD	—	—
Expired	(3,798)	CHF	—	EUR	(90,094,084)	GBP	(40,945,604)	JPY	(720,500,000)	USD	(40,759,886)	(2,878,962)
End of period	519	CHF	20,457,000	EUR	23,947,218	GBP	2,778,750	JPY	1,384,000,000	USD	14,936,071	$2,515,450

  * Does not include foreign currency options written and swaptions.

Open Futures Contracts(n)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CAC 40 Index	Long	225	August-2017	$13,554,606	$(280,409)
Euro STOXX Banks Index	Long	492	September-2017	3,950,950	162,002
E-Mini S&P 500 Index	Long	34	September-2017	4,195,600	59,961
Hang Seng China Enterprises Index	Long	54	August-2017	3,744,700	10,204
MSCI Taiwan Index	Long	95	August-2017	3,705,000	(13,533)
Swiss Market Index	Long	94	September-2017	8,781,822	321,737
Bovespa Index	Short	160	August-2017	(3,397,672)	(121,787)
DAX Index	Short	23	September-2017	(8,241,014)	426,587
EURO STOXX 50 Index	Short	286	September-2017	(11,667,933)	334,018
FTSE 100 Index	Short	144	September-2017	(13,889,058)	280,517
FTSE/MIB Index	Short	43	September-2017	(5,465,871)	(132,320)
Mexican Bolsa IPC Index	Short	94	September-2017	(2,709,211)	(102,059)
MSCI AC Asia ex Japan Index	Short	80	September-2017	(3,683,960)	(219,694)
Nikkei 225 Index	Short	11	September-2017	(995,214)	6,896
Russell 2000 Index Mini	Short	162	September-2017	(11,537,640)	(2,994)
Russell UK Mid 150 Futures Index	Short	70	September-2017	(3,465,461)	(4,984)
Subtotal – Equity Risk					724,142
U.S. Treasury 10 Year Bonds	Long	5	September-2017	629,453	78
U.S. Treasury Ultra Bonds	Long	92	September-2017	15,134,000	100,383
Euro Bonds	Short	4	September-2017	(766,704)	12,745
Long Gilt	Short	4	September-2017	(665,108)	11,040
Subtotal – Interest Rate Risk					124,246
Total Futures Contracts					$848,388

(n)   Futures contracts collateralized by $6,067,821 cash held with Bank of America Merrill Lynch, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Credit Default Swap Agreements(p)
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(o)	Expiration Date		Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index	Buy	(1.00)%	0.53%	June-2022	EUR	33,503,000	$(460,394)	$(377,960)
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.53	June-2027	EUR	22,580,000	(59,703)	(36,999)
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index	Buy	(5.00)	2.35	June-2022	EUR	675,000	(82,482)	(7,938)
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index	Sell	1.00	0.53	June-2022	EUR	17,853,000	459,145	12,140
Credit Suisse Securities (USA) LLC/ICE	Markit iTraxx Europe Index	Sell	1.00	0.53	June-2027	EUR	22,580,000	(302,241)	411,013
Total - Credit Default Swap Agreements - Credit Risk								$(445,675)	$256

Abbreviations:
EUR - Euro	ICE - Intercontinental Exchange

(o)	Implied credit spreads represent the current level as of July 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(p)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	2.960%	March-2027	AUD	1,151,000	$(9,549)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	3.040	March-2027	AUD	762,000	(10,363)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month AUD BBSW	2.653	June-2027	AUD	1,353,000	17,652
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.370	June-2027	EUR	878,000	12,213
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.414	June-2027	EUR	4,151,500	48,672
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.423	June-2027	EUR	830,300	9,351
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.425	June-2027	EUR	3,321,200	37,097
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.429	June-2027	EUR	732,000	7,928
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.433	June-2027	EUR	2,490,900	26,751
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.438	June-2027	EUR	5,812,100	60,863
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.407	September-2027	EUR	169,000	2,541
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.611	September-2027	EUR	2,138,758	8,432
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.613	September-2027	EUR	703,153	2,694
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.622	September-2027	EUR	1,406,307	4,671
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.624	September-2027	EUR	703,153	2,258
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.626	September-2027	EUR	1,406,307	4,360
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.654	September-2027	EUR	1,347,710	2,144
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EUR LIBOR	1.658	September-2027	EUR	1,406,307	1,892
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.972	December-2045	GBP	737,000	(104,819)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.045	December-2045	GBP	1,090,000	(181,426)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	2.050	January-2046	GBP	301,000	(49,476)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.636	March-2046	GBP	402,000	(9,351)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.643	March-2046	GBP	243,000	(6,222)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.850	April-2046	GBP	172,000	(16,814)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.615	September-2046	GBP	4,229,880	64,720
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.693	September-2046	GBP	1,178,120	4,913
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.144	September-2046	GBP	234,000	31,171
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.004	December-2046	GBP	493,000	88,105
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.210	December-2046	GBP	758,000	87,416
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.294	December-2046	GBP	517,000	46,812
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.395	December-2046	GBP	220,000	13,333
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.533	March-2047	GBP	1,237,709	22,961
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.569	March-2047	GBP	1,028,291	8,001
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.443	June-2047	GBP	264,000	8,954

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(p) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.440%	June-2047	GBP	643,000	$29,550
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.494	September-2047	GBP	86,000	2,173
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month GBP LIBOR	1.415	September-2047	GBP	240,000	13,315
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	(0.152)	July-2020	SEK	140,253,000	68,842
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.390	April-2021	SEK	111,635,138	(117,689)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.385	May-2021	SEK	170,366,862	(173,381)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.285	June-2021	SEK	9,593,000	(4,193)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.304	June-2021	SEK	15,954,000	(8,441)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	(0.036)	September-2021	SEK	10,167,000	14,563
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.020	September-2021	SEK	11,493,000	13,244
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	(0.016)	December-2021	SEK	13,644,000	23,326
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.020	December-2021	SEK	16,053,000	(33,375)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.348	June-2022	SEK	14,426,000	8,186
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.354	June-2022	SEK	5,530,800	2,974
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	0.365	June-2022	SEK	3,687,200	(4,579)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	1.933	September-2026	SEK	13,853,000	5,874
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.073	September-2026	SEK	13,283,000	(5,160)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.125	September-2026	SEK	9,647,000	(5,275)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	1.955	March-2027	SEK	6,804,000	6,262
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	2.000	March-2027	SEK	18,332,000	12,500
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month STIBOR	1.876	June-2027	SEK	23,484,000	37,958
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.333	December-2026	USD	4,390,500	(37,155)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.371	December-2026	USD	4,390,500	(51,576)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.381	December-2026	USD	2,958,000	(37,213)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.384	December-2026	USD	482,000	(6,185)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.389	December-2026	USD	963,000	(12,774)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.391	December-2026	USD	1,101,000	(14,775)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.271	March-2027	USD	776,000	(1,655)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.299	March-2027	USD	1,130,000	(5,170)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.311	March-2027	USD	1,408,000	(7,930)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.315	March-2027	USD	1,130,000	(6,763)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.317	March-2027	USD	1,130,000	(6,962)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.310	June-2027	USD	204,000	(890)
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.453	November-2043	USD	1,670,208	40,428
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.458	November-2043	USD	4,124,697	98,634
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.460	November-2043	USD	4,979,453	112,888
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.475	November-2043	USD	2,856,567	56,103
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.494	November-2043	USD	910,000	14,361
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.555	November-2043	USD	1,769,000	6,643
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.558	November-2043	USD	817,000	2,530
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.942	December-2026	AUD	3,891,534	30,184
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.943	December-2026	AUD	3,113,633	24,295
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.965	December-2026	AUD	3,113,633	28,640
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.970	December-2026	AUD	1,659,717	15,781
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.052	December-2026	AUD	3,080,074	44,889
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.091	December-2026	AUD	1,270,417	21,542
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	3.135	December-2026	AUD	3,266,992	64,271
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.889	March-2027	AUD	1,205,040	4,424
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.905	March-2027	AUD	2,190,995	10,364
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.913	March-2027	AUD	1,755,322	9,162
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.914	March-2027	AUD	1,755,322	9,305
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.918	March-2027	AUD	1,755,321	9,734
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month AUD BBSW	2.884	June-2027	AUD	664,000	1,433
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month EUR LIBOR	1.442	June-2027	EUR	1,443,000	(14,610)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.470	March-2047	GBP	229,000	(7,326)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.566	March-2047	GBP	187,000	(3,536)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.468	June-2047	GBP	260,000	(7,882)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.634	September-2047	GBP	626,383	9,186

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(p) – (continued)
Counterparty/ Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.635%	September-2047	GBP	917,042	$13,781
Credit Suisse Securities (USA) LLC/CME	Pay	6 Month GBP LIBOR	1.669	September-2047	GBP	862,575	22,420
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.188	December-2021	SEK	13,853,000	(9,804)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.227	December-2021	SEK	9,647,000	(5,062)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.255	December-2021	SEK	13,283,000	(3,805)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.242	March-2022	SEK	7,396,000	(5,605)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.355	March-2022	SEK	18,332,000	(3,183)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	0.220	June-2022	SEK	21,700,000	(27,736)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.578	July-2025	SEK	14,724,719	77,445
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.476	July-2025	SEK	44,677,000	209,611
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.395	July-2025	SEK	16,680,000	70,432
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.305	July-2025	SEK	18,514,281	68,599
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.260	July-2025	SEK	17,000,000	57,974
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.236	September-2025	SEK	7,042,000	21,211
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.275	October-2025	SEK	10,606,000	33,899
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.265	October-2025	SEK	8,198,000	25,176
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.205	October-2025	SEK	8,526,000	22,908
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.470	November-2025	SEK	14,717,000	59,777
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.373	November-2025	SEK	13,133,000	45,889
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.534	December-2025	SEK	36,231,000	155,484
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.655	January-2026	SEK	34,380,000	167,989
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.313	January-2026	SEK	21,817,000	63,373
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.060	March-2026	SEK	11,083,000	14,003
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.327	June-2026	SEK	10,167,000	(33,414)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.033	June-2026	SEK	15,348,000	10,110
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	2.053	June-2026	SEK	15,954,000	12,321
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.360	September-2026	SEK	15,350,000	(52,615)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.560	September-2026	SEK	8,210,000	(19,146)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.613	September-2026	SEK	16,053,000	24,356
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.927	June-2027	SEK	5,530,800	(7,473)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.948	June-2027	SEK	3,687,200	1,748
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month STIBOR	1.968	June-2027	SEK	16,029,000	(18,141)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.347	March-2027	USD	616,000	5,468
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.584	March-2027	USD	4,739,000	140,931
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.147	June-2027	USD	770,000	(7,990)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.248	June-2027	USD	1,102,000	(1,343)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.449	November-2043	USD	796,000	(21,304)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.475	November-2043	USD	2,341,000	(46,090)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.649	November-2043	USD	393,000	5,985
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.677	November-2043	USD	762,000	15,887
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.453	March-2046	USD	4,233,688	(135,971)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.625	April-2046	USD	574,000	(9,059)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.510	June-2046	USD	491,000	(12,889)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.155	September-2046	USD	751,000	(44,007)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.163	September-2046	USD	1,123,000	(64,974)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.623	June-2047	USD	376,000	(5,255)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.713	June-2047	USD	959,000	(5,554)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	2.591	September-2047	USD	131,000	(2,150)
Subtotal – Centrally Cleared Interest Rate Swap Agreements							$1,321,161

Abbreviations:
AUD – Australian Dollar	CME – Chicago Mercantile Exchange	SEK – Swedish Krona
BBSW – Bank Bill Swap	EUR – Euro	STIBOR – Stockholm Interbank Offered Rate
CAD – Canadian Dollar	GBP – British Pound Sterling	USD – U.S. Dollar
CDOR – Canadian Dealer Offered Rate	LIBOR – London Interbank Offered Rate

(p)	Centrally cleared swap agreements collateralized by $2,103,308 cash held with Credit Suisse Securities (USA) LLC.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Inflation Swap Agreements(q)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	United Kingdom RPI	3.574%	December-2026	GBP	3,132,000	$(102,360)
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.955	October-2026	USD	1,314,000	15,034
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.960	October-2026	USD	1,314,000	14,380
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.993	October-2026	USD	1,288,000	10,020
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	1.995	October-2026	USD	2,628,000	19,823
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.000	October-2026	USD	1,288,000	8,985
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.010	October-2026	USD	2,628,000	15,810
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.225	November-2026	USD	1,825,000	(28,687)
Barclays Bank PLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	(35,099)
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.040	November-2026	USD	1,320,000	4,387
Goldman Sachs International	Receive	United States CPI Urban Consumers NSA	2.218	November-2026	USD	1,762,000	(26,352)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.048	November-2026	USD	1,299,000	3,339
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.249	November-2026	USD	1,493,000	(27,120)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.255	November-2026	USD	1,867,000	(35,004)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.259	November-2026	USD	1,276,000	(24,481)
Morgan Stanley Capital Services LLC	Receive	United States CPI Urban Consumers NSA	2.284	November-2026	USD	2,776,000	(60,354)
Barclays Bank PLC	Pay	United Kingdom RPI	3.106	June-2026	GBP	1,294,000	(52,453)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.949	September-2025	GBP	840,423	(29,998)
Citigroup Global Markets Inc.	Pay	United Kingdom RPI	2.801	May-2026	GBP	1,018,000	(80,406)
Goldman Sachs International	Pay	United Kingdom RPI	3.060	December-2025	GBP	3,450,000	(98,871)
Goldman Sachs International	Pay	United Kingdom RPI	2.964	March-2026	GBP	2,298,000	(118,188)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.923	February-2025	GBP	11,857,170	(208,911)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	3.250	July-2025	GBP	830,852	11,409
Barclays Bank PLC	Pay	United States CPI Urban Consumers NSA	2.233	December-2026	USD	2,578,000	44,980
Subtotal – Over-The-Counter Inflation Swap Agreements							$(780,117)
Centrally Cleared Inflation Swap Agreements(r)
Counterparty/Clearinghouse
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.114	March-2022	EUR	6,642,400	5,638
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.127	March-2022	EUR	1,660,600	1,410
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.140	March-2022	EUR	4,981,800	4,231
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.141	March-2022	EUR	11,624,200	9,873
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.105	April-2022	EUR	8,303,000	7,316
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.134	April-2022	EUR	1,755,000	1,547
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.190	May-2022	EUR	1,465,000	5,865
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.128	June-2022	EUR	338,000	321
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.176	July-2022	EUR	2,754,047	2,703
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.180	July-2022	EUR	2,666,152	2,617
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.202	July-2022	EUR	3,984,578	3,913
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.208	July-2022	EUR	1,321,356	1,298
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.217	July-2022	EUR	2,666,151	2,619
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.222	July-2022	EUR	3,999,227	3,929
Credit Suisse Securities (USA) LLC/LCH	Receive	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.385	June-2027	EUR	2,887,000	5,461

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Centrally Cleared Inflation Swap Agreements(r) – (continued)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.505%	February-2027	GBP	1,235,000	$1,152
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.423	June-2027	GBP	1,100,000	1,063
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.524	May-2047	GBP	458,250	2,282
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.549	May-2047	GBP	458,250	2,298
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.552	May-2047	GBP	458,250	2,299
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.564	May-2047	GBP	458,250	2,307
Credit Suisse Securities (USA) LLC/LCH	Receive	United Kingdom RPI	3.420	June-2047	GBP	23,000	112
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.294	January-2027	USD	866,000	(645)
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.300	January-2027	USD	866,000	(646)
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.147	April-2027	USD	198,000	(143)
Credit Suisse Securities (USA) LLC/LCH	Receive	United States CPI Urban Consumers NSA	2.199	April-2027	USD	397,000	(286)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.198	June-2022	EUR	2,887,000	(2,743)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.339	March-2027	EUR	6,642,400	(12,045)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.360	March-2027	EUR	1,660,600	(3,014)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.377	March-2027	EUR	11,624,200	(21,111)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.381	March-2027	EUR	4,981,800	(9,049)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.333	April-2027	EUR	8,303,000	(15,247)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.364	April-2027	EUR	1,755,000	(3,227)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.420	May-2027	EUR	1,465,000	(2,080)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.334	June-2027	EUR	338,000	(638)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.375	July-2027	EUR	2,754,047	(5,268)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.380	July-2027	EUR	2,666,152	(5,101)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.388	July-2027	EUR	3,984,578	(7,626)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.391	July-2027	EUR	1,321,356	(2,529)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.405	July-2027	EUR	2,666,151	(5,106)
Credit Suisse Securities (USA) LLC/LCH	Pay	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	1.406	July-2027	EUR	3,999,227	(7,659)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.630	January-2027	GBP	644,421	(609)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.633	January-2027	GBP	885,159	(837)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.635	January-2027	GBP	644,420	(609)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.411	May-2027	GBP	1,022,000	(976)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.370	June-2027	GBP	255,000	(244)
Credit Suisse Securities (USA) LLC/LCH	Pay	United Kingdom RPI	3.485	June-2047	GBP	102,000	(504)
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.281	March-2027	USD	919,000	675
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.081	May-2027	USD	3,154,000	2,248
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.120	May-2027	USD	3,231,000	2,308
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.133	May-2027	USD	1,117,000	797
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.135	May-2027	USD	890,000	636
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.138	May-2027	USD	1,574,000	1,125
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.144	May-2027	USD	1,574,000	1,125
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.055	June-2027	USD	3,860,000	2,750
Credit Suisse Securities (USA) LLC/LCH	Pay	United States CPI Urban Consumers NSA	2.093	June-2027	USD	819,000	584
Subtotal – Centrally Cleared Inflation Swap Agreements							$(25,440)
Total Inflation Swap Agreements							$(805,557)
Total Interest Rate and Inflation Swap Agreements - Interest Rate Risk							$515,604

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Abbreviations:
CPI – Consumer Price Index	EUR – Euro	LCH – London Clearing House	RPI – Retail Price Index
GBP –British Pound Sterling	HICP – Harmonised Index of Consumer Prices	NSA – Non-Seasonally Adjusted	USD – United States Dollar

(q)	Over-the-counter inflation swap agreements collateralized by $1,315,000 cash held with Barclays Bank PLC, Citigroup Global Markets Inc., Goldman Sachs International and Morgan Stanley Capital Services, LLC.
(r)	Centrally cleared inflation swap agreements collateralized by $1,635,525 cash held with Credit Suisse Securities (USA) LLC.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	29.09%	December-2017	HKD	38,937	$(50,678)
BNP Paribas S.A.	Hang Seng China Enterprise Index	Receive	34.67	December-2017	HKD	27,121	(47,209)
Citigroup Global Markets Inc.	Hang Seng China Enterprise Index	Receive	20.54	December-2017	HKD	21,612	(4,367)
Citigroup Global Markets Inc.	Hang Seng China Enterprise Index	Receive	20.83	December-2017	HKD	20,528	(5,352)
Citigroup Global Markets Inc.	Hang Seng China Enterprise Index	Receive	22.72	June-2018	HKD	20,501	(2,241)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	29.65	December-2017	HKD	33,595	(43,939)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.20	December-2017	HKD	38,165	(51,475)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.85	December-2017	HKD	24,602	(34,657)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	34.93	December-2017	HKD	15,094	(26,578)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.59	December-2017	HKD	100,975	(182,951)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	35.90	December-2017	HKD	27,237	(49,999)
HSBC New York	Hang Seng China Enterprise Index	Receive	42.60	December-2017	HKD	54,382	(127,063)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	20.92	December-2017	HKD	34,859	(10,606)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	21.13	December-2017	HKD	24,681	(9,070)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	21.14	December-2017	HKD	42,525	(18,487)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	21.15	December-2017	HKD	7,957	(3,654)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	21.26	December-2017	HKD	39,552	(18,388)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.04	December-2017	HKD	20,690	(16,575)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	24.39	December-2017	HKD	20,265	(16,700)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.04	December-2017	HKD	25,867	(23,305)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.45	December-2017	HKD	12,935	(12,226)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	25.64	December-2017	HKD	13,930	(13,483)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	26.94	December-2017	HKD	51,698	(56,494)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.06	December-2017	HKD	19,469	(25,175)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	29.74	December-2017	HKD	26,799	(36,210)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.09	December-2017	HKD	111,934	(151,061)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.50	December-2017	HKD	42,751	(59,046)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	30.63	December-2017	HKD	27,067	(37,522)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.29	December-2017	HKD	25,465	(37,512)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.45	December-2017	HKD	62,123	(92,316)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	31.64	December-2017	HKD	39,789	(59,736)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.19	December-2017	HKD	11,861	(20,203)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	34.29	December-2017	HKD	33,920	(58,041)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Receive	35.24	December-2017	HKD	15,305	(27,317)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	32.25	December-2017	HKD	10,902	(16,900)
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	34.80	December-2017	HKD	52,850	(92,530)
Societe Generale	Hang Seng China Enterprise Index	Receive	22.69	December-2017	HKD	63,701	(40,019)
Societe Generale	Hang Seng China Enterprise Index	Receive	23.33	December-2017	HKD	15,692	(11,349)
Societe Generale	Hang Seng China Enterprise Index	Receive	26.09	December-2017	HKD	30,953	(30,989)
Societe Generale	Hang Seng China Enterprise Index	Receive	27.78	December-2017	HKD	8,840	(10,390)
Societe Generale	Hang Seng China Enterprise Index	Receive	28.54	December-2017	HKD	44,220	(55,003)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.10	December-2017	HKD	27,362	(35,586)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.55	December-2017	HKD	5,905	(7,858)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.89	December-2017	HKD	40,573	(54,273)
Societe Generale	Hang Seng China Enterprise Index	Receive	29.93	December-2017	HKD	27,320	(36,884)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.42	December-2017	HKD	40,377	(55,633)
Societe Generale	Hang Seng China Enterprise Index	Receive	30.73	December-2017	HKD	38,467	(54,274)
Societe Generale	Hang Seng China Enterprise Index	Receive	32.10	December-2017	HKD	10,130	(15,582)
Societe Generale	Hang Seng China Enterprise Index	Receive	33.25	December-2017	HKD	31,530	(51,380)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.10	December-2017	HKD	12,873	(22,837)
Societe Generale	Hang Seng China Enterprise Index	Receive	35.35	December-2017	HKD	33,179	(59,502)
Societe Generale	Hang Seng China Enterprise Index	Receive	36.75	December-2017	HKD	49,130	(93,381)
Societe Generale	Hang Seng China Enterprise Index	Receive	39.80	December-2017	HKD	45,162	(96,203)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
UBS	Hang Seng China Enterprise Index	Receive	21.09%	December-2017	HKD	37,745	$(10,270)
UBS	Hang Seng China Enterprise Index	Receive	21.40	December-2017	HKD	53,251	(26,132)
UBS	Hang Seng China Enterprise Index	Receive	23.80	December-2017	HKD	34,282	(25,725)
BNP Paribas S.A.	Hang Seng Index	Receive	20.29	December-2017	HKD	22,171	(15,870)
Citigroup Global Markets Inc.	Hang Seng Index	Receive	19.87	June-2018	HKD	19,853	(3,261)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	17.05	December-2017	HKD	26,949	(5,346)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	17.19	December-2017	HKD	33,901	(11,620)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	17.53	December-2017	HKD	14,889	(4,286)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	19.26	December-2017	HKD	29,385	(16,896)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	19.39	December-2017	HKD	31,669	(19,514)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.29	December-2017	HKD	19,271	(13,913)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	20.64	December-2017	HKD	15,035	(11,587)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	24.95	December-2017	HKD	36,337	(42,067)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.08	December-2017	HKD	64,715	(73,412)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.25	December-2017	HKD	27,496	(32,133)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	25.60	December-2017	HKD	51,286	(60,902)
J.P. Morgan Chase Bank, N.A.	Hang Seng Index	Receive	26.40	December-2017	HKD	23,155	(28,951)
Societe Generale	Hang Seng Index	Receive	17.68	December-2017	HKD	27,957	(11,378)
Societe Generale	Hang Seng Index	Receive	18.69	December-2017	HKD	15,973	(8,522)
Societe Generale	Hang Seng Index	Receive	21.52	December-2017	HKD	26,531	(22,386)
Societe Generale	Hang Seng Index	Receive	22.23	December-2017	HKD	33,234	(30,434)
Societe Generale	Hang Seng Index	Receive	22.78	December-2017	HKD	20,626	(19,952)
Societe Generale	Hang Seng Index	Receive	23.48	December-2017	HKD	53,065	(54,579)
Societe Generale	Hang Seng Index	Receive	24.09	December-2017	HKD	26,533	(29,018)
Societe Generale	Hang Seng Index	Receive	24.28	December-2017	HKD	90,205	(99,577)
Societe Generale	Hang Seng Index	Receive	24.80	December-2017	HKD	64,593	(73,307)
Societe Generale	Hang Seng Index	Receive	24.99	December-2017	HKD	50,717	(58,013)
Societe Generale	Hang Seng Index	Receive	25.08	December-2017	HKD	38,488	(44,626)
Societe Generale	Hang Seng Index	Receive	25.15	December-2017	HKD	58,617	(67,037)
Societe Generale	Hang Seng Index	Receive	25.35	December-2017	HKD	50,597	(58,933)
Societe Generale	Hang Seng Index	Receive	25.52	December-2017	HKD	63,930	(75,689)
Societe Generale	Hang Seng Index	Receive	25.85	December-2017	HKD	41,245	(49,558)
Societe Generale	Hang Seng Index	Receive	25.98	December-2017	HKD	47,871	(58,783)
UBS	Hang Seng Index	Receive	17.25	December-2017	HKD	27,471	(8,462)
UBS	Hang Seng Index	Receive	17.29	December-2017	HKD	9,378	(3,288)
UBS	Hang Seng Index	Receive	17.49	December-2017	HKD	17,390	(3,927)
UBS	Hang Seng Index	Receive	19.29	June-2018	HKD	21,916	(1,262)
UBS	Hang Seng Index	Receive	19.49	June-2018	HKD	18,235	(1,910)
BNP Paribas S.A.	KOSPI 200 Index	Receive	17.19	December-2017	KRW	7,833,404	(27,222)
BNP Paribas S.A.	KOSPI 200 Index	Receive	20.05	December-2017	KRW	7,086,103	(40,927)
BNP Paribas S.A.	KOSPI 200 Index	Receive	19.89	December-2018	KRW	3,322,882	(4,348)
BNP Paribas S.A.	KOSPI 200 Index	Receive	20.19	December-2018	KRW	3,470,917	(4,803)
Citigroup Global Markets Inc.	KOSPI 200 Index	Receive	18.72	December-2018	KRW	1,008,074	67
Citigroup Global Markets Inc.	KOSPI 200 Index	Receive	19.59	December-2018	KRW	2,276,485	(1,928)
Citigroup Global Markets Inc.	KOSPI 200 Index	Receive	19.85	December-2018	KRW	4,414,436	(7,712)
Goldman Sachs International	KOSPI 200 Index	Receive	17.25	December-2017	KRW	7,697,003	(22,783)
Goldman Sachs International	KOSPI 200 Index	Receive	20.30	December-2017	KRW	8,164,924	(47,851)
Goldman Sachs International	KOSPI 200 Index	Receive	21.10	December-2017	KRW	6,109,726	(38,773)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	18.94	December-2017	KRW	2,999,226	(14,736)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.75	December-2017	KRW	3,826,805	(21,357)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	19.98	December-2017	KRW	4,400,800	(25,037)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.28	December-2017	KRW	9,543,941	(55,336)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.64	December-2017	KRW	3,928,560	(23,819)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	20.74	December-2017	KRW	5,313,225	(32,443)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.19	December-2017	KRW	9,170,873	(58,192)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.28	December-2017	KRW	8,385,612	(54,280)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.30	December-2017	KRW	5,469,899	(35,344)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	21.45	December-2017	KRW	4,600,846	(30,161)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Receive	18.79%	December-2018	KRW	26,414,363	$(21,498)
Societe Generale	KOSPI 200 Index	Receive	16.73	December-2017	KRW	2,447,572	(7,091)
Societe Generale	KOSPI 200 Index	Receive	16.90	December-2017	KRW	8,664,244	(23,726)
Societe Generale	KOSPI 200 Index	Receive	17.05	December-2017	KRW	5,320,074	(18,360)
Societe Generale	KOSPI 200 Index	Receive	18.59	December-2017	KRW	4,902,073	(22,641)
Societe Generale	KOSPI 200 Index	Receive	18.95	December-2017	KRW	13,267,226	(65,988)
Societe Generale	KOSPI 200 Index	Receive	19.53	December-2017	KRW	8,117,144	(43,110)
Societe Generale	KOSPI 200 Index	Receive	20.38	December-2017	KRW	7,005,983	(42,014)
Societe Generale	KOSPI 200 Index	Receive	20.83	December-2017	KRW	7,959,537	(48,807)
Societe Generale	KOSPI 200 Index	Receive	21.10	December-2017	KRW	9,222,065	(57,500)
Societe Generale	KOSPI 200 Index	Receive	21.35	December-2017	KRW	7,267,477	(47,050)
Societe Generale	KOSPI 200 Index	Receive	26.85	December-2017	KRW	21,545,172	(204,492)
Societe Generale	KOSPI 200 Index	Receive	19.00	December-2018	KRW	17,608,798	(17,390)
Societe Generale	KOSPI 200 Index	Receive	19.40	December-2018	KRW	8,794,672	(12,184)
Societe Generale	KOSPI 200 Index	Receive	19.90	December-2018	KRW	8,824,892	(15,764)
Societe Generale	KOSPI 200 Index	Receive	19.97	December-2018	KRW	4,560,014	(6,892)
UBS	KOSPI 200 Index	Receive	17.30	December-2017	KRW	5,836,060	(17,824)
UBS	KOSPI 200 Index	Receive	19.00	December-2017	KRW	7,406,340	(32,015)
UBS	KOSPI 200 Index	Receive	18.60	December-2018	KRW	17,588,568	(12,839)
UBS	KOSPI 200 Index	Receive	19.30	December-2018	KRW	10,458,789	(13,194)
UBS	KOSPI 200 Index	Receive	19.44	December-2018	KRW	1,758,023	(1,156)
UBS	KOSPI 200 Index	Receive	19.80	December-2018	KRW	4,414,527	(7,538)
UBS	KOSPI 200 Index	Receive	19.95	December-2018	KRW	5,617,288	(9,464)
Citigroup Global Markets Inc.	S&P 500 Index	Receive	15.00	December-2017	USD	3,886	(11,822)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	15.42	December-2017	USD	23,318	(80,949)
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Receive	17.34	December-2017	USD	4,031	(21,801)
Societe Generale	S&P 500 Index	Receive	15.20	December-2017	USD	15,545	(50,170)
Societe Generale	S&P 500 Index	Receive	15.30	December-2017	USD	15,545	(52,523)
UBS	S&P 500 Index	Receive	15.05	December-2017	USD	3,887	(11,979)
UBS	S&P 500 Index	Receive	15.10	December-2017	USD	9,370	(28,297)
UBS	S&P 500 Index	Receive	15.60	December-2017	USD	15,545	(55,412)
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.65	December-2017	HKD	316,698	339,554
J.P. Morgan Chase Bank, N.A.	Hang Seng China Enterprise Index	Pay	26.75	December-2017	HKD	105,566	114,272
Societe Generale	Hang Seng Index	Pay	22.01	December-2017	HKD	136,738	122,998
Citigroup Global Markets Inc.	KOSPI 200 Index	Pay	17.60	December-2017	KRW	4,414,436	15,393
J.P. Morgan Chase Bank, N.A.	KOSPI 200 Index	Pay	16.90	December-2017	KRW	26,414,363	71,750
Societe Generale	KOSPI 200 Index	Pay	17.25	December-2017	KRW	17,608,798	52,283
Societe Generale	KOSPI 200 Index	Pay	17.50	December-2017	KRW	8,794,672	29,744
Societe Generale	KOSPI 200 Index	Pay	17.60	December-2017	KRW	8,824,892	30,772
UBS	KOSPI 200 Index	Pay	16.40	December-2017	KRW	10,458,789	27,117
UBS	KOSPI 200 Index	Pay	16.70	December-2017	KRW	17,588,568	49,531
UBS	KOSPI 200 Index	Pay	17.50	December-2017	KRW	4,414,527	15,088
UBS	KOSPI 200 Index	Pay	20.30	December-2018	KRW	13,155,600	24,523
BNP Paribas S.A.	S&P 500 Index	Pay	17.25	December-2017	USD	7,143	38,408
BNP Paribas S.A.	S&P 500 Index	Pay	19.80	December-2017	USD	7,175	53,328
BNP Paribas S.A.	S&P 500 Index	Pay	17.65	December-2018	USD	6,188	8,976
BNP Paribas S.A.	S&P 500 Index	Pay	17.75	December-2018	USD	2,071	2,981
Citigroup Global Markets Inc.	S&P 500 Index	Pay	13.50	December-2017	USD	3,601	2,267
Citigroup Global Markets Inc.	S&P 500 Index	Pay	14.05	December-2017	USD	3,112	3,998
Citigroup Global Markets Inc.	S&P 500 Index	Pay	15.40	June-2018	USD	2,788	332
Citigroup Global Markets Inc.	S&P 500 Index	Pay	16.26	June-2018	USD	2,334	2,718
Citigroup Global Markets Inc.	S&P 500 Index	Pay	16.65	December-2018	USD	3,485	713
Citigroup Global Markets Inc.	S&P 500 Index	Pay	17.41	December-2018	USD	3,890	4,204
Citigroup Global Markets Inc.	S&P 500 Index	Pay	17.55	December-2018	USD	3,886	7,041
Goldman Sachs International	S&P 500 Index	Pay	14.80	December-2017	USD	6,535	19,698
Goldman Sachs International	S&P 500 Index	Pay	18.75	December-2017	USD	2,659	17,649
Goldman Sachs International	S&P 500 Index	Pay	20.50	December-2017	USD	9,024	71,153
Goldman Sachs International	S&P 500 Index	Pay	20.60	December-2017	USD	8,661	67,816

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	S&P 500 Index	Pay	21.15%	December-2017	USD	5,408	$44,537
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	13.93	December-2017	USD	3,713	5,354
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	13.98	December-2017	USD	4,951	7,360
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	14.80	December-2017	USD	3,297	9,306
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	14.90	December-2017	USD	3,732	9,266
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	14.96	December-2017	USD	2,994	9,013
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	15.11	December-2017	USD	9,149	29,560
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.00	December-2017	USD	1,536	6,228
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.32	December-2017	USD	3,242	14,109
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.45	December-2017	USD	7,659	36,054
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	16.56	December-2017	USD	17,560	86,901
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.10	December-2017	USD	3,333	17,579
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.70	December-2017	USD	10,317	60,404
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	18.80	December-2017	USD	6,094	40,236
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.55	December-2017	USD	7,945	57,557
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	19.90	December-2017	USD	8,054	60,165
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.09	December-2017	USD	4,958	37,515
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.20	December-2017	USD	15,837	122,217
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.36	December-2017	USD	19,225	148,846
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.60	December-2017	USD	11,548	90,422
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.65	December-2017	USD	9,155	73,087
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.73	December-2017	USD	8,762	68,875
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	20.79	December-2017	USD	11,417	92,027
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	21.25	December-2017	USD	14,422	119,644
J.P. Morgan Chase Bank, N.A.	S&P 500 Index	Pay	17.95	December-2018	USD	23,318	51,793
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	24.58	December-2017	USD	17,827	173,968
Societe Generale	S&P 500 Index	Pay	14.90	December-2017	USD	15,056	48,104
Societe Generale	S&P 500 Index	Pay	15.85	December-2017	USD	15,469	64,176
Societe Generale	S&P 500 Index	Pay	15.90	December-2017	USD	2,048	8,152
Societe Generale	S&P 500 Index	Pay	18.40	December-2017	USD	5,224	32,800
Societe Generale	S&P 500 Index	Pay	18.50	December-2017	USD	4,654	30,142
Societe Generale	S&P 500 Index	Pay	19.00	December-2017	USD	2,285	15,381
Societe Generale	S&P 500 Index	Pay	19.25	December-2017	USD	14,636	102,086
Societe Generale	S&P 500 Index	Pay	19.30	December-2017	USD	18,815	134,444
Societe Generale	S&P 500 Index	Pay	19.85	December-2017	USD	4,602	34,235
Societe Generale	S&P 500 Index	Pay	20.00	December-2017	USD	4,100	30,981
Societe Generale	S&P 500 Index	Pay	20.15	December-2017	USD	10,986	83,635
Societe Generale	S&P 500 Index	Pay	20.20	December-2017	USD	11,548	87,568
Societe Generale	S&P 500 Index	Pay	20.30	December-2017	USD	16,022	124,483
Societe Generale	S&P 500 Index	Pay	20.45	December-2017	USD	15,792	124,036
Societe Generale	S&P 500 Index	Pay	20.65	December-2017	USD	6,524	52,031
Societe Generale	S&P 500 Index	Pay	20.75	December-2017	USD	3,410	27,319
Societe Generale	S&P 500 Index	Pay	20.90	December-2017	USD	5,007	39,844
Societe Generale	S&P 500 Index	Pay	21.20	December-2017	USD	12,125	100,993
Societe Generale	S&P 500 Index	Pay	17.70	December-2018	USD	23,318	46,530
Societe Generale	S&P 500 Index	Pay	17.80	December-2018	USD	7,772	15,779
Societe Generale	S&P 500 Index	Pay	18.15	December-2018	USD	2,666	5,354
UBS	S&P 500 Index	Pay	14.60	December-2017	USD	2,898	5,439
UBS	S&P 500 Index	Pay	14.71	December-2017	USD	1,873	5,151
UBS	S&P 500 Index	Pay	14.85	December-2017	USD	2,245	6,562
UBS	S&P 500 Index	Pay	14.90	December-2017	USD	7,528	24,052
UBS	S&P 500 Index	Pay	16.10	December-2017	USD	8,644	36,226
UBS	S&P 500 Index	Pay	16.20	December-2017	USD	2,560	10,759
UBS	S&P 500 Index	Pay	15.25	June-2018	USD	2,091	(60)
UBS	S&P 500 Index	Pay	15.61	June-2018	USD	2,701	1,273
UBS	S&P 500 Index	Pay	16.96	December-2018	USD	4,501	2,713
UBS	S&P 500 Index	Pay	17.40	December-2018	USD	3,742	6,285
UBS	S&P 500 Index	Pay	17.60	December-2018	USD	3,887	7,214

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements – (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date		Notional Value	Unrealized Appreciation (Depreciation)
UBS	S&P 500 Index	Pay	18.00%	December-2018	USD	24,915	$54,815
Total - Variance Swap Agreements - Equity Risk							$(1,026,378)

Currency Abbreviations:
HKD - Hong Kong Dollar	KRW - South Korean Won	USD - United States Dollar

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie MQCP174 Index	0.15%	44,741	February-2018	$(3,978,066)	$(153,847)
Macquarie Bank Ltd.	Pay	Macquarie MQCP515 Index	0.28	15,779	February-2018	(2,985,778)	5,398
BNP Paribas S.A.	Receive	BNP Paribas DR Alpha ex-Agriculture and Livestock Index	0.15	14,389	June-2018	4,264,004	(26,057)
Macquarie Bank Ltd.	Receive	Macquarie MQCP174 Index	0.15	5,135	February-2018	456,569	17,657
Macquarie Bank Ltd.	Receive	Macquarie MQCP515 Index	0.28	151,746	February-2018	28,714,106	(51,912)
Subtotal—Commodity Risk							$(208,761)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley Systematic 5-Month Dispersion Index	0.10	2,922	April-2018	(607,805)	(4,909)
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley Systematic 5-Month Dispersion Index	0.10	48,357	April-2018	10,033,752	106,227
Subtotal—Equity Risk							$101,318
Total Open Over-The-Counter Total Return Swap Agreements							$(107,443)

Index Information:

Macquarie MQCP174 Index	—	A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

Macquarie MQCP515 Index	—	A basket of eleven indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Aluminum, Copper, Crude Oil, Gasoline RBOB, Heating Oil, Natural Gas, Nickel and Zinc.

Morgan Stanley Systematic 5-Month Dispersion Index	—	An index comprising cash, equity securities, options on equity securities and stock market index futures.

Open Over-The-Counter Total Return Swap Agreements—Equity Risk
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation
J.P. Morgan Chase Bank, N.A.	Receive	Hang Seng China Enterprises Total Return Index	3 Month HIBOR + 0.32%	1,674	December-2017	HKD 30,570,170	$207,379

Investments Abbreviations:

HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts
		Contract to					Unrealized
Settlement Date	Counterparty		Deliver		Receive	Notional Value	Appreciation (Depreciation)
08/08/2017	Citigroup Global Markets Inc.	EUR	3,650,000	USD	4,106,615	$4,321,988	$(215,373)
08/08/2017	Citigroup Global Markets Inc.	GBP	6,450,000	USD	8,303,214	8,512,970	(209,756)
08/08/2017	Goldman Sachs International	USD	737,748	EUR	650,000	769,669	31,921
08/08/2017	Goldman Sachs International	USD	579,859	GBP	450,000	593,928	14,069
08/10/2017	Barclays Bank PLC	CAD	7,353,779	USD	5,367,828	5,899,311	(531,483)
08/10/2017	Barclays Bank PLC	CNY	376,768	USD	55,200	55,989	(789)
08/10/2017	Barclays Bank PLC	EUR	2,897,290	USD	3,287,207	3,431,102	(143,895)
08/10/2017	Barclays Bank PLC	INR	7,038,910	USD	108,424	109,573	(1,149)
08/10/2017	Barclays Bank PLC	JPY	56,473,000	USD	505,823	512,588	(6,765)
08/10/2017	Barclays Bank PLC	KRW	480,692,977	USD	418,830	429,415	(10,585)
08/10/2017	Barclays Bank PLC	USD	131,697	BRL	441,000	141,142	9,445
08/10/2017	Barclays Bank PLC	USD	485,907	CNY	3,352,322	498,170	12,263
08/10/2017	Barclays Bank PLC	USD	3,039,123	GBP	2,353,502	3,106,477	67,354
08/10/2017	Barclays Bank PLC	USD	7,308,040	INR	474,299,117	7,383,313	75,273
08/10/2017	Barclays Bank PLC	USD	470,428	KRW	528,021,813	471,695	1,267
08/10/2017	Barclays Bank PLC	USD	1,357,593	RUB	80,043,691	1,336,301	(21,292)
08/10/2017	Barclays Bank PLC	USD	163,488	TWD	4,901,373	162,119	(1,369)
08/10/2017	Citigroup Global Markets Inc.	TWD	4,901,373	USD	162,631	162,119	512
08/10/2017	Deutsche Bank Securities Inc.	EUR	3,537,544	SEK	34,047,000	3,865,661	29,402
08/10/2017	Deutsche Bank Securities Inc.	USD	331,444	EUR	302,420	358,139	26,695
08/10/2017	Deutsche Bank Securities Inc.	USD	1,671,439	JPY	190,367,000	1,727,903	56,464
08/10/2017	Deutsche Bank Securities Inc.	USD	651,194	KRW	733,117,710	654,913	3,719
08/10/2017	Goldman Sachs International	BRL	941,000	USD	282,838	301,166	(18,328)
08/10/2017	Goldman Sachs International	CLP	341,800,000	USD	509,427	524,629	(15,202)
08/10/2017	Goldman Sachs International	CNY	48,279,731	USD	6,934,750	7,174,590	(239,840)
08/10/2017	Goldman Sachs International	INR	59,165,900	USD	913,618	921,023	(7,405)
08/10/2017	Goldman Sachs International	MXN	10,221,000	USD	550,032	573,095	(23,063)
08/10/2017	Goldman Sachs International	NZD	2,704,000	USD	1,863,056	2,030,437	(167,381)
08/10/2017	Goldman Sachs International	RUB	18,968,610	USD	330,521	316,674	13,847
08/10/2017	Goldman Sachs International	USD	373,300	AUD	500,000	399,870	26,570
08/10/2017	Goldman Sachs International	USD	1,308,600	CAD	1,761,200	1,412,861	104,261
08/10/2017	Goldman Sachs International	USD	3,694,578	CLP	2,483,200,000	3,811,463	116,885
08/10/2017	Goldman Sachs International	USD	1,456,468	CNY	9,982,468	1,483,441	26,973
08/10/2017	Goldman Sachs International	USD	5,614,625	GBP	4,341,721	5,730,802	116,177
08/10/2017	Goldman Sachs International	USD	126,273	HKD	980,662	125,591	(682)
08/10/2017	Goldman Sachs International	USD	2,794,991	JPY	316,973,000	2,877,067	82,076
08/10/2017	Goldman Sachs International	USD	719,988	NZD	1,011,000	759,161	39,173
08/10/2017	J.P. Morgan Chase Bank N.A.	AUD	2,208,667	USD	1,643,980	1,766,361	(122,381)
08/10/2017	J.P. Morgan Chase Bank N.A.	HKD	980,662	USD	126,199	125,591	608
08/10/2017	Morgan Stanley & Co. LLC	CAD	108,462	USD	79,223	87,010	(7,787)
08/10/2017	RBC Capital Markets LLC	SEK	8,680,000	EUR	891,584	1,005,885	(19,674)
08/10/2017	State Street Bank & Trust Co.	USD	139,275	CNY	964,231	143,289	4,014
08/10/2017	State Street Bank & Trust Co.	USD	784,351	EUR	694,010	821,878	37,527
08/21/2017	Goldman Sachs International	EUR	76,000	USD	86,976	90,061	(3,085)
08/21/2017	Goldman Sachs International	GBP	440,000	USD	563,007	581,009	(18,002)
08/21/2017	Goldman Sachs International	JPY	10,000,000	USD	91,127	90,815	312
08/21/2017	Goldman Sachs International	USD	88,490	JPY	10,000,000	90,815	2,325
08/25/2017	State Street Bank & Trust Co.	AUD	738,646	USD	585,410	590,604	(5,194)
08/25/2017	State Street Bank & Trust Co.	CAD	195,000	USD	154,893	156,470	(1,577)
08/25/2017	State Street Bank & Trust Co.	CHF	4,648,913	USD	4,886,397	4,815,306	71,091
08/25/2017	State Street Bank & Trust Co.	CNY	18,274,976	USD	2,703,719	2,714,102	(10,383)
08/25/2017	State Street Bank & Trust Co.	DKK	3,906,671	USD	609,450	622,671	(13,221)
08/25/2017	State Street Bank & Trust Co.	EUR	15,932,656	USD	18,481,769	18,884,791	(403,022)
08/25/2017	State Street Bank & Trust Co.	GBP	22,756,046	USD	29,671,791	30,053,227	(381,436)
08/25/2017	State Street Bank & Trust Co.	HKD	26,496,732	USD	3,398,571	3,394,946	3,625
08/25/2017	State Street Bank & Trust Co.	IDR	2,671,470,000	USD	200,146	200,128	18

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

08/25/2017	State Street Bank & Trust Co.	JPY	74,260,161	USD	664,687	674,521	(9,834)

Open Forward Foreign Currency Contracts – (continued)
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty		Deliver		Receive	Notional Value
08/25/2017	State Street Bank & Trust Co.	KRW	2,959,355,643	USD	2,635,039	$2,643,354	$(8,315)
08/25/2017	State Street Bank & Trust Co.	MXN	1,209,000	USD	68,601	67,605	996
08/25/2017	State Street Bank & Trust Co.	NOK	7,954,071	USD	988,997	1,011,973	(22,976)
08/25/2017	State Street Bank & Trust Co.	SEK	8,724,934	USD	1,058,761	1,082,101	(23,340)
08/25/2017	State Street Bank & Trust Co.	SGD	534,518	USD	391,301	394,581	(3,280)
08/25/2017	State Street Bank & Trust Co.	TWD	29,410,602	USD	969,719	971,796	(2,077)
08/25/2017	State Street Bank & Trust Co.	USD	124,355	AUD	156,000	124,734	379
08/25/2017	State Street Bank & Trust Co.	USD	8,802	CAD	11,000	8,827	25
08/25/2017	State Street Bank & Trust Co.	USD	142,429	CHF	136,000	140,868	(1,561)
08/25/2017	State Street Bank & Trust Co.	USD	21,471	DKK	136,000	21,677	206
08/25/2017	State Street Bank & Trust Co.	USD	187,605	EUR	161,000	190,832	3,227
08/25/2017	State Street Bank & Trust Co.	USD	731,174	GBP	561,000	740,896	9,722
08/25/2017	State Street Bank & Trust Co.	USD	1,865,400	HKD	14,547,000	1,863,863	(1,537)
08/25/2017	State Street Bank & Trust Co.	USD	160,129	JPY	17,801,000	161,690	1,561
08/25/2017	State Street Bank & Trust Co.	USD	1,228,496	KRW	1,378,366,000	1,231,183	2,687
08/25/2017	State Street Bank & Trust Co.	USD	127,049	SEK	1,041,000	129,109	2,060
08/25/2017	State Street Bank & Trust Co.	USD	14,675	SGD	20,000	14,764	89
08/25/2017	State Street Bank & Trust Co.	USD	60,245	TWD	1,817,000	60,038	(207)
08/31/2017	RBC Capital Markets LLC	CAD	40,000	USD	29,123	32,099	(2,976)
09/11/2017	Barclays Bank PLC	EUR	2,497,009	USD	2,837,726	2,962,347	(124,621)
09/11/2017	Barclays Bank PLC	JPY	53,736,000	USD	484,551	488,478	(3,927)
09/11/2017	Barclays Bank PLC	KRW	6,031,934,862	USD	5,402,249	5,388,187	14,062
09/11/2017	Barclays Bank PLC	USD	2,857,100	BRL	9,601,000	3,054,523	197,423
09/11/2017	Barclays Bank PLC	USD	1,459,118	GBP	1,127,672	1,490,129	31,011
09/11/2017	Barclays Bank PLC	USD	11,707	KRW	13,126,569	11,726	19
09/11/2017	Barclays Bank PLC	USD	6,672,712	MXN	124,367,999	6,936,231	263,519
09/11/2017	Deutsche Bank Securities Inc.	GBP	1,127,117	USD	1,442,778	1,489,395	(46,617)
09/11/2017	Deutsche Bank Securities Inc.	JPY	108,656,000	USD	983,236	987,720	(4,484)
09/11/2017	Deutsche Bank Securities Inc.	USD	673,707	EUR	596,149	707,246	33,539
09/11/2017	Deutsche Bank Securities Inc.	USD	683,326	JPY	76,085,000	691,639	8,313
09/11/2017	Goldman Sachs International	AUD	3,863,667	USD	2,888,110	3,088,643	(200,533)
09/11/2017	Goldman Sachs International	CAD	8,847,541	USD	6,577,168	7,100,940	(523,772)
09/11/2017	Goldman Sachs International	EUR	3,841,053	SEK	37,436,000	4,325,886	90,441
09/11/2017	Goldman Sachs International	JPY	482,453,000	USD	4,416,349	4,385,662	30,687
09/11/2017	Goldman Sachs International	NZD	3,969,000	USD	2,842,757	2,978,562	(135,805)
09/11/2017	Goldman Sachs International	USD	101,716	BRL	339,000	107,851	6,135
09/11/2017	Goldman Sachs International	USD	1,450,499	CLP	974,300,000	1,494,328	43,829
09/11/2017	Goldman Sachs International	USD	3,531,261	INR	229,669,707	3,565,148	33,887
09/11/2017	Goldman Sachs International	USD	1,587,362	RUB	91,868,602	1,523,301	(64,061)
09/11/2017	J.P. Morgan Chase Bank N.A.	USD	232,619	RUB	13,942,246	231,181	(1,438)
10/13/2017	Barclays Bank PLC	EUR	1,900,860	USD	2,164,091	2,258,858	(94,767)
10/13/2017	Barclays Bank PLC	GBP	16,779,842	USD	21,720,163	22,195,963	(475,800)
10/13/2017	Barclays Bank PLC	NZD	4,982,000	USD	3,616,907	3,736,706	(119,799)
10/13/2017	Barclays Bank PLC	USD	245,134	BRL	830,000	262,741	17,607
10/13/2017	Barclays Bank PLC	USD	6,716,016	CLP	4,486,500,000	6,875,992	159,976
10/13/2017	Barclays Bank PLC	USD	3,759,561	INR	246,130,907	3,808,451	48,890
10/13/2017	Barclays Bank PLC	USD	1,467,750	RUB	89,440,285	1,473,392	5,642
10/13/2017	Deutsche Bank Securities Inc.	USD	2,880,681	GBP	2,220,775	2,937,587	56,906
10/13/2017	Deutsche Bank Securities Inc.	USD	199,034	MXN	3,709,000	205,852	6,818
10/13/2017	Goldman Sachs International	AUD	4,611,667	USD	3,507,046	3,685,139	(178,093)
10/13/2017	Goldman Sachs International	CAD	10,281,341	USD	7,943,185	8,254,603	(311,418)
10/13/2017	Goldman Sachs International	EUR	5,855,558	SEK	56,548,000	6,657,013	73,698
10/13/2017	Goldman Sachs International	USD	1,551,912	GBP	1,195,802	1,581,778	29,866
10/18/2017	Deutsche Bank Securities Inc.	USD	83,286	ARS	1,475,000	79,698	(3,588)
10/18/2017	Goldman Sachs International	EUR	235,000	USD	274,889	279,334	(4,445)
12/04/2017	Goldman Sachs International	CNY	52,534,362	USD	7,641,811	7,756,096	(114,285)
Total Forward Foreign Currency Contracts - Currency Risk							$ (2,936,589)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Currency Abbreviations:

ARS - Argentine Peso	EUR - Euro	NOK - Norwegian Krone
AUD - Australian Dollar	GBP - British Pound Sterling	NZD - New Zealand Dollar
BRL - Brazilian Real	HKD - Hong Kong Dollar	RUB - Russian Ruble
CAD - Canadian Dollar	IDR - Indonesian Rupiah	SEK - Swedish Krona
CHF - Swiss Franc	INR - Indian Rupee	SGD - Singapore Dollar
CLP - Chilean Peso	JPY - Japanese Yen	TWD - New Taiwan Dollar
CNY - Chinese Yuan	KRW - South Korean Won	USD - United States Dollar
DKK - Danish Krone	MXN - Mexican Peso

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) will seek to gain exposure to the commodity market primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Global Targeted Returns Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Global Targeted Returns Fund

E.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

F.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

G.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

Invesco Global Targeted Returns Fund

H.	Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference

Invesco Global Targeted Returns Fund

I.	Swap Agreements – (continued)

entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco Global Targeted Returns Fund

J.	Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

K.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Invesco Global Targeted Returns Fund

M.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$47,814,251	$20,788,003	$—	$68,602,254
Non-U.S. Dollar Denominated Bonds	—	29,887,937	—	29,887,937
U.S. Dollar Denominated Bonds & Notes	—	17,261,984	—	17,261,984
U.S. Treasury Securities	—	1,041,694	—	1,041,694
Preferred Stocks	—	10,525	—	10,525
Money Market Funds	37,764,836	—	—	37,764,836
Options Purchased	212,985	6,904,130	—	7,117,115
	85,792,072	75,894,273	—	161,686,345
Forward Foreign Currency Contracts*	—	(2,936,589)	—	(2,936,589)
Futures Contracts*	848,388	—	—	848,388
Options Written*	—	(4,487,643)	—	(4,487,643)
Swap Agreements*	—	(410,582)	—	(410,582)
Total Investments	$86,640,460	$68,059,459	$—	$154,699,919

 * Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

Invesco Global Targeted Returns Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

	Value
Derivative Assets	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$—	$—	$—	$1,601,922	$124,246	$1,726,168
Unrealized appreciation on swap agreements—Centrally Cleared(a)	—	423,153	—	—	2,908,748	3,331,901
Unrealized appreciation on swap agreements—OTC	23,055	—	—	4,348,565	148,167	4,519,787
Options purchased, at value—Exchange-Traded(b)	—	—	—	212,986	—	212,986
Options purchased, at value—OTC(b)	—	—	4,396,386	2,507,743	—	6,904,129
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	2,147,086	—	—	2,147,086
Total Derivative Assets	23,055	423,153	6,543,472	8,671,216	3,181,161	18,842,057
Derivatives not subject to master netting agreements	—	(423,153)	—	(1,814,908)	(3,032,994)	(5,271,055)
Total Derivative Assets subject to master netting agreements	$23,055	$—	$6,543,472	$6,856,308	$148,167	$13,571,002

	Value
Derivative Liabilities	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$—	$—	$—	$(877,780)	$—	$(877,780)
Unrealized depreciation on swap agreements—Centrally Cleared(a)	—	(422,897)	—	—	(1,613,027)	(2,035,924)
Unrealized depreciation on swap agreements—OTC	(231,816)	—	—	(5,066,246)	(928,284)	(6,226,346)
Options written, at value—OTC	—	—	(3,761,863)	(725,780)	—	(4,487,643)
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	(5,083,675)	—	—	(5,083,675)
Total Derivative Liabilities	(231,816)	(422,897)	(8,845,538)	(6,669,806)	(2,541,311)	(18,711,368)
Derivatives not subject to master netting agreements	—	422,897	—	877,780	1,613,027	2,913,704
Total Derivative Liabilities subject to master netting agreements	$(231,816)	$—	$(8,845,538)	$(5,792,026)	$(928,284)	$(15,797,664)
(a) Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements.
(b) Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco Global Targeted Returns Fund

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$—	$(703,950)	$—	$—	$(703,950)
Futures contracts	—	—	—	(775,970)	(2,173,896)	(2,949,866)
Options purchased(a)	—	—	(4,948,850)	(7,153,099)	(1,022)	(12,102,971)
Options written	—	—	3,475,034	1,957,664	73,324	5,506,022
Swap agreements	411,435	(594,271)	(216,720)	434,997	802,187	837,628
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	—	(4,624,607)	—	—	(4,624,607)
Futures contracts	—	—	—	(317,142)	1,161,474	844,332
Options purchased(a)	—	—	330,548	(814,866)	—	(484,318)
Options written	—	—	(450,018)	(1,283,222)	—	(1,733,240)
Swap agreements	(312,054)	123,583	289,012	(542,349)	2,365,098	1,923,290
Total	$99,381	$(470,688)	$(6,849,551)	$(8,493,987)	$2,227,165	$(13,487,680)
(a) Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options purchased, options written and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Index Options Purchased	Index Options Written	Foreign Currency Options	Swaptions(a)	Swap Agreements
Average notional value	$303,040,688	$116,818,446	$229,434,686	$43,122,346	$170,937,102	$4,077,667	$622,232,671
Average contracts	—	—	8,060	941	—	—	—

(a) Summarizes the three month average notional value of swaptions contracts outstanding during the period.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $132,271,885 and $153,521,627, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,417,910
Aggregate unrealized (depreciation) of investment securities	(8,906,108)
Net unrealized appreciation of investment securities	$2,511,802
Cost of investments for tax purposes is $159,174,543.

Invesco Global Targeted Returns Fund

Invesco Greater China Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	CHI-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.11%(b)

Apparel Retail–0.81%

Pou Sheng International (Holdings) Ltd. (Hong Kong)	3,383,000	$671,333

Auto Parts & Equipment–6.27%

HUAYU Automotive Systems Co., Ltd.-Class A	966,004	3,066,087
Minth Group Ltd.	470,000	2,166,231
		5,232,318

Automobile Manufacturers–0.83%

Jiangling Motors Corp., Ltd.-Class B	311,100	691,440

Commodity Chemicals–1.87%

Formosa Chemicals & Fibre Corp. (Taiwan)	261,000	786,132
Formosa Plastics Corp. (Taiwan)	259,000	776,678
		1,562,810

Diversified Banks–0.51%

BOC Hong Kong (Holdings) Ltd.	86,500	425,284

Education Services–2.04%

New Oriental Education & Technology Group, Inc. -ADR(c)	21,381	1,703,210

Electrical Components & Equipment–2.91%

Voltronic Power Technology Corp. (Taiwan)	59,150	1,014,140
Zhuzhou CRRC Times Electric Co., Ltd. -Class H	297,300	1,415,932
		2,430,072

Electronic Components–5.02%

Chin-Poon Industrial Co., Ltd. (Taiwan)	647,000	1,278,474
Largan Precision Co., Ltd. (Taiwan)	16,000	2,908,794
		4,187,268

Electronic Equipment & Instruments–0.85%

Flytech Technology Co., Ltd. (Taiwan)	220,000	711,406

Electronic Manufacturing Services–0.35%

FIH Mobile Ltd.	877,000	293,052

Food Retail–2.81%

President Chain Store Corp. (Taiwan)	276,000	2,338,635

Footwear–1.43%

Stella International Holdings Ltd.	698,000	1,193,896

Gas Utilities–3.85%

ENN Energy Holdings Ltd.	257,000	1,745,513
Towngas China Co. Ltd.	2,082,000	1,468,713
		3,214,226

	Shares	Value

Health Care Equipment–1.73%

MicroPort Scientific Corp.	1,832,000	$1,439,916

Health Care Supplies–1.49%

Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	1,540,000	1,242,126

Home Entertainment Software–2.87%

Changyou.com Ltd.-ADR (c)	56,500	2,391,645

Hotels, Resorts & Cruise Lines–0.06%

Shanghai Jinjiang International Hotels Development Co., Ltd.-Class B	22,948	50,292

Hypermarkets & Super Centers–2.46%

Sun Art Retail Group Ltd. (Hong Kong)	2,515,000	2,047,504

Industrial Conglomerates–0.92%

CK Hutchison Holdings Ltd. (Hong Kong)	58,500	770,683

Industrial Machinery–0.76%

CIMC Enric Holdings Ltd. (c)	880,000	629,541

Internet & Direct Marketing Retail–7.34%

Ctrip.com International, Ltd. -ADR(c)	48,360	2,888,543
JD.com, Inc.-ADR (c)	71,500	3,229,655
		6,118,198

Internet Software & Services–26.35%

Alibaba Group Holding Ltd. -ADR(c)	45,589	7,064,015
Autohome Inc.-ADR (c)	31,800	1,548,024
Baidu, Inc. -ADR(c)	17,000	3,847,950
PChome Online Inc. (Taiwan)	159,305	1,117,838
Tencent Holdings Ltd.	210,500	8,393,426
		21,971,253

Leisure Products–0.84%

Goodbaby International Holdings Ltd.	1,430,000	701,196

Marine Ports & Services–1.85%

China Merchants Port Holdings Co. Ltd.	492,000	1,544,393

Packaged Foods & Meats–3.66%

Qinqin Foodstuffs Group (Cayman) Co. Ltd. (c)	55,600	16,301
Tingyi (Cayman Islands) Holding Corp.	1,440,000	1,834,383
Uni-President China Holdings Ltd.	1,548,000	1,202,996
		3,053,680

Personal Products–3.35%

Hengan International Group Co. Ltd.	366,500	2,796,564

Pharmaceuticals–1.93%

Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.-Class H	128,000	70,958
Sino Biopharmaceutical Ltd.	1,744,000	1,540,636
		1,611,594

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

	Shares	Value

Restaurants–1.70%

Ajisen (China) Holdings Ltd. (Hong Kong)	2,540,000	$1,099,145
Café de Coral Holdings Ltd. (Hong Kong)	100,000	321,990
		1,421,135

Semiconductors–4.55%

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	536,000	3,795,946

Wireless Telecommunication Services–5.70%

China Mobile Ltd.	380,500	4,069,832

SmarTone Telecommunications Holdings Ltd. (Hong Kong)	521,500	685,024
		4,754,856
Total Common Stocks & Other Equity Interests (Cost $66,531,303)		80,995,472

	Shares	Value

Money Market Funds–2.75%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	1,374,574	$1,374,574
Treasury Portfio – Institutional Class, 0.91% (d)	916,382	916,382
Total Money Market Funds (Cost $2,290,956)		2,290,956
TOTAL INVESTMENTS–99.86% (Cost $68,822,259)		83,286,428
OTHER ASSETS LESS LIABILITIES–0.14%		114,590
NET ASSETS–100.00%		$83,401,018

Investment Abbreviations:

ADR	—	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Greater China Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Greater China Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Greater China Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than U.S. securities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $12,033,031 and from Level 2 to Level 1 of $5,050,876, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$54,979,138	$26,016,334	$—	$80,995,472
Money Market Funds	2,290,956	—	—	2,290,956
Total Investments	$57,270,094	$26,016,334	$—	$83,286,428

Invesco Greater China Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $31,034,694 and $36,131,499, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,398,634
Aggregate unrealized (depreciation) of investment securities	(4,959,475)
Net unrealized appreciation of investment securities	$14,439,159
Cost of investments for tax purposes is $68,847,269.

Invesco Greater China Fund

Invesco Long/Short Equity Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	LSE-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.45%

Aerospace & Defense–1.41%

Spirit AeroSystems Holdings, Inc. -Class A	17,550	$1,060,547

Agricultural Products–0.29%

Bunge Ltd.	2,750	215,573

Airlines–0.06%

United Continental Holdings Inc. (b)	650	43,992

Apparel Retail–1.68%

Gap, Inc. (The)	53,150	1,266,565

Apparel, Accessories & Luxury Goods–1.82%

PVH Corp.	11,450	1,365,871

Application Software–1.62%

Cadence Design Systems, Inc. (b)	33,000	1,217,700

Auto Parts & Equipment–1.41%

Lear Corp.	7,150	1,059,559

Biotechnology–3.45%

Alkermes PLC (b)	650	35,366
United Therapeutics Corp. (b)	8,650	1,110,660
Vertex Pharmaceuticals Inc. (b)	9,550	1,449,881
		2,595,907

Building Products–0.42%

Owens Corning	4,750	318,488

Communications Equipment–2.89%

F5 Networks, Inc. (b)	8,850	1,068,637
Juniper Networks, Inc.	39,500	1,104,025
		2,172,662

Computer & Electronics Retail–0.22%

Best Buy Co., Inc.	2,800	163,352

Construction & Engineering–0.24%

Jacobs Engineering Group, Inc.	3,450	181,884

Construction Machinery & Heavy Trucks–2.82%

Allison Transmission Holdings, Inc.	37,450	1,415,610
Cummins Inc.	4,200	705,180
		2,120,790

Consumer Electronics–1.31%

Garmin Ltd.	19,600	983,724

Consumer Finance–3.90%

Ally Financial Inc.	52,600	1,190,864
Navient Corp.	79,500	1,172,625
Santander Consumer USA Holdings Inc. (b)	44,650	571,966
		2,935,455

Copper–0.22%

Freeport-McMoRan Inc. (b)	11,550	168,861

Data Processing & Outsourced Services–0.10%

Conduent Inc. (b)	4,434	73,205

	Shares	Value

Department Stores–4.26%

Kohl’s Corp.	30,550	$1,263,242
Macy’s, Inc.	51,400	1,220,750
Nordstrom, Inc.	14,800	718,836
		3,202,828

Diversified Chemicals–1.46%

Eastman Chemical Co.	13,250	1,101,870

Diversified Metals & Mining–1.68%

Teck Resources Ltd. -Class B (Canada)	58,250	1,263,443

Electric Utilities–0.39%

Entergy Corp.	3,820	293,070

Electrical Components & Equipment–0.41%

Rockwell Automation, Inc.	1,850	305,306

Gold–0.33%

Barrick Gold Corp. (Canada)	3,350	56,649
Newmont Mining Corp.	5,150	191,425
		248,074

Health Care Distributors–0.16%

McKesson Corp.	750	121,403

Health Care Equipment–1.54%

IDEXX Laboratories, Inc. (b)	6,950	1,156,897

Health Care Services–2.96%

DaVita Inc. (b)	16,800	1,088,304
Quest Diagnostics Inc.	10,500	1,137,255
		2,225,559

Health Care Supplies–1.49%

Cooper Cos., Inc. (The)	4,600	1,121,802

Homebuilding–3.21%

NVR, Inc. (b)	475	1,239,959
Toll Brothers, Inc.	30,450	1,175,065
		2,415,024

Hotel & Resort REIT’s–0.13%

Host Hotels & Resorts Inc.	5,050	94,233

Human Resource & Employment Services–1.87%

ManpowerGroup Inc.	13,150	1,409,022

Independent Power Producers & Energy Traders–2.11%

NRG Energy, Inc.	64,350	1,584,297

Integrated Oil & Gas–0.05%

Cenovus Energy Inc. (Canada)	4,600	38,686

Internet & Direct Marketing Retail–1.54%

Liberty Interactive Corp. QVC Group -Class A (b)	48,250	1,155,105

Internet Software & Services–4.26%

IAC/InterActiveCorp (b)	6,800	711,484
MercadoLibre Inc. (Argentina)	3,800	1,095,996
VeriSign, Inc. (b)	13,800	1,396,146
		3,203,626

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

IT Consulting & Other Services–1.21%

Teradata Corp. (b)	28,700	$913,234

Leisure Products–1.55%

Hasbro, Inc.	11,000	1,164,680

Life & Health Insurance–2.52%

Lincoln National Corp.	16,350	1,194,531
Unum Group	14,050	704,326
		1,898,857

Multi-Utilities–0.40%

CenterPoint Energy, Inc.	10,600	298,814

Oil & Gas Drilling–1.16%

Ensco PLC -Class A	102,850	544,077
Transocean Ltd. (b)	38,200	330,430
		874,507

Oil & Gas Exploration & Production–4.35%

Anadarko Petroleum Corp.	800	36,536
ConocoPhillips	14,500	657,865
Devon Energy Corp.	10,650	354,751
Marathon Oil Corp.	80,600	985,738
Murphy Oil Corp.	39,850	1,059,213
Noble Energy, Inc.	6,200	179,242
		3,273,345

Oil & Gas Storage & Transportation–1.36%

Williams Cos, Inc. (The)	32,300	1,026,494

Packaged Foods & Meats–2.03%

Conagra Brands, Inc.	10,600	362,944
Pinnacle Foods Inc.	19,550	1,160,879
		1,523,823

Property & Casualty Insurance–0.22%

CNA Financial Corp.	3,150	163,643

Regional Banks–7.79%

Citizens Financial Group, Inc.	34,950	1,226,046
Comerica Inc.	14,950	1,081,034
East West Bancorp, Inc.	19,250	1,096,865
Regions Financial Corp.	87,200	1,273,120
SunTrust Banks, Inc.	20,600	1,180,174
		5,857,239

Reinsurance–1.50%

Everest Re Group, Ltd.	4,300	1,128,277

Residential REIT’s–3.09%

Equity Lifestyle Properties, Inc.	13,300	1,161,090
Essex Property Trust, Inc.	4,450	1,164,565
		2,325,655

Restaurants–1.77%

Darden Restaurants, Inc.	15,850	1,329,498

	Shares	Value

Retail REIT’s–0.06%

Urban Edge Properties	1,725	$43,349

Semiconductor Equipment–1.54%

KLA-Tencor Corp.	12,500	1,157,875

Semiconductors–1.45%

Marvell Technology Group Ltd. (Bermuda)	70,200	1,092,312

Specialized Consumer Services–1.89%

H&R Block, Inc.	46,550	1,419,775

Specialized REIT’s–1.55%

American Tower Corp.	7,200	981,576
Four Corners Property Trust, Inc.	7,400	187,812
		1,169,388

Specialty Chemicals–1.71%

Albemarle Corp.	10,100	1,169,580
Sherwin-Williams Co. (The)	340	114,672
		1,284,252

Specialty Stores–0.79%

Tiffany & Co.	6,250	596,938

Technology Hardware, Storage & Peripherals–6.73%

HP Inc.	76,200	1,455,420
NetApp, Inc.	33,550	1,456,741
Seagate Technology PLC	28,700	945,952
Xerox Corp.	39,150	1,200,730
		5,058,843

Trading Companies & Distributors–1.07%

United Rentals, Inc. (b)	6,750	802,980
Total Common Stocks & Other Equity Interests (Cost $65,626,645)		73,288,158

Money Market Funds–1.30%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	586,889	586,889
Treasury Portfolio – Institutional Class, 0.91% (c)	391,259	391,259
Total Money Market Funds (Cost $978,148)		978,148
TOTAL INVESTMENTS–98.75% (Cost $66,604,793)		74,266,306
OTHER ASSETS LESS LIABILITIES–1.25%		941,153
NET ASSETS–100.00%		$75,207,459

Investment Abbreviations:

REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities - Long	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	$76,352,227	$ 299,153	(2)	$ 76,615,052
Equity Securities - Short	Morgan Stanley & Co. LLC	12/21/2017	Federal Funds floating rate	(76,856,851)	182,106	(3)	(76,664,832)
Total Return Swap Agreements – Equity Risk					$ 481,259		$ (49,780)

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $36,328 of dividends receivable and fees from the Fund to the Counterparty.
(3)	Amount includes $(9,913) of dividends payable and fees from the Fund to the Counterparty.

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of July 31, 2017.

	Shares	Value

Equity Securities - Long

Aerospace & Defense

Boeing Co. (The)	7,250	$1,757,835
Spirit AeroSystems Holdings, Inc. -Class A	3,350	202,441
		1,960,276

Agricultural & Farm Machinery

Deere & Co.	9,950	1,276,386

Agricultural Products

Bunge Ltd.	12,150	952,438

Airlines

United Continental Holdings Inc.	14,900	1,008,432

Apparel, Accessories & Luxury Goods

PVH Corp.	250	29,823

Asset Management & Custody Banks

Ameriprise Financial Inc.	8,600	1,245,968
Franklin Resources Inc.	24,850	1,112,783
State Street Corp.	13,600	1,267,928
		3,626,679

Auto Parts & Equipment

Lear Corp.	2,650	392,704

Biotechnology

AbbVie Inc.	15,650	1,094,091
Alkermes PLC	18,250	992,982
Amgen Inc.	7,150	1,247,746
Biogen Inc.	4,140	1,198,903
Bioverativ Inc.	2,030	125,799
Celgene Corp.	8,500	1,150,985
Gilead Sciences, Inc.	16,900	1,285,921
Regeneron Pharmaceuticals, Inc.	2,400	1,179,888
		8,276,315

Cable & Satellite

Liberty Global PLC -Class C (United Kingdom)	30,950	1,014,232

Casinos & Gaming

Las Vegas Sands Corp.	18,750	1,155,188

Communications Equipment

F5 Networks, Inc.	650	78,487
Juniper Networks, Inc.	700	19,565
		98,052

Computer & Electronics Retail

Best Buy Co., Inc.	21,800	1,271,812

Construction Machinery & Heavy Trucks

Cummins Inc.	2,750	461,725

Consumer Electronics

Garmin Ltd.	350	17,566

Copper

Freeport-McMoRan Inc.	81,800	1,195,916

	Shares	Value

Data Processing & Outsourced Services

Conduent Inc.	2,166	$35,761

Department Stores

Macy’s Inc.	1,850	43,938

Diversified Banks

Bank of America Corp.	56,700	1,367,604
Bank of Montreal (Canada)	4,950	375,556
Bank of Nova Scotia (The) (Canada)	19,250	1,199,467
Canadian Imperial Bank of Commerce (Canada)	7,900	686,036
Citigroup Inc.	22,450	1,536,702
		5,165,365

Electric Utilities

Entergy Corp.	180	13,810
Exelon Corp.	31,550	1,209,627
FirstEnergy Corp.	35,650	1,137,591
Fortis Inc. (Canada)	2,550	92,973
		2,454,001

Electrical Components & Equipment

Rockwell Automation Inc.	5,000	825,150

Electronic Manufacturing Services

TE Connectivity Ltd.	14,200	1,141,538

General Merchandise Stores

Target Corp.	20,000	1,133,400

Gold

Agnico Eagle Mines Ltd. (Canada)	25,450	1,188,769
Barrick Gold Corp. (Canada)	69,900	1,182,009
Newmont Mining Corp.	28,600	1,063,062
		3,433,840

Health Care Distributors

McKesson Corp.	7,400	1,197,838

Health Care Equipment

Baxter International Inc.	24,000	1,451,520

Health Care Facilities

HCA Healthcare, Inc.	14,150	1,136,811

Hotel & Resort REIT’s

Host Hotels & Resorts Inc.	57,500	1,072,950

Hypermarkets & Super Centers

Wal-Mart Stores Inc.	15,800	1,263,842

Integrated Oil & Gas

Cenovus Energy Inc. (Canada)	16,800	141,288

Internet Software & Services

IAC/InterActiveCorp	4,200	439,446

IT Consulting & Other Services

International Business Machines Corp.	6,950	1,005,457
Teradata Corp.	9,700	308,654
		1,314,111

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Life & Health Insurance

Aflac Inc.	15,450	$1,232,137
Lincoln National Corp.	300	21,918
Prudential Financial, Inc.	12,950	1,466,329
		2,720,384

Managed Health Care

Aetna Inc.	7,300	1,126,463
Anthem Inc.	6,200	1,154,502
Cigna Corp.	6,750	1,171,530
Humana Inc.	4,700	1,086,640
UnitedHealth Group Inc.	6,700	1,285,127
		5,824,262

Multi-Utilities

CenterPoint Energy Inc.	30,900	871,071

Oil & Gas Drilling

Transocean Ltd.	55,150	477,048

Oil & Gas Exploration & Production

Anadarko Petroleum Corp.	20,200	922,534
Canadian Natural Resources Ltd. (Canada)	36,650	1,121,490
ConocoPhillips	11,500	521,755
Devon Energy Corp.	26,150	871,056
Noble Energy Inc.	30,800	890,428
		4,327,263

Oil & Gas Refining & Marketing

Marathon Petroleum Corp.	20,800	1,164,592
Valero Energy Corp.	19,050	1,313,879
		2,478,471

Oil & Gas Storage & Transportation

Kinder Morgan, Inc.	38,100	778,383
Williams Cos, Inc. (The)	6,600	209,748
		988,131

Packaged Foods & Meats

Conagra Brands, Inc.	23,500	804,640

Pharmaceuticals

Merck & Co., Inc.	10,050	641,994

Railroads

CSX Corp.	20,850	1,028,739
Norfolk Southern Corp.	9,200	1,035,736
		2,064,475

	Shares	Value

Regional Banks

Citizens Financial Group Inc.	650	$22,802
Regions Financial Corp.	1,550	22,630
SunTrust Banks, Inc.	350	20,052
		65,484

Reinsurance

Everest Re Group Ltd.	200	52,478

Restaurants

Darden Restaurants Inc.	300	25,164

Semiconductor Equipment

Applied Materials, Inc.	31,900	1,413,489
KLA-Tencor Corp.	250	23,158
Lam Research Corp.	9,200	1,467,032
		2,903,679

Semiconductors

Maxim Integrated Products, Inc.	28,250	1,283,680
Micron Technology, Inc.	35,950	1,010,914
Texas Instruments Inc.	17,500	1,424,150
		3,718,744

Specialized REIT’s

American Tower Corp.	1,650	224,944

Specialty Chemicals

Sherwin-Williams Co. (The)	3,020	1,018,555

Technology Hardware, Storage & Peripherals

HP Inc.	1,450	27,695
NetApp, Inc.	650	28,223
Seagate Technology PLC	500	16,480
Western Digital Corp.	12,250	1,042,720
		1,115,118

Tobacco

Philip Morris International Inc.	9,600	1,120,416

Trading Companies & Distributors

United Rentals Inc.	1,550	184,388
Total Equity Securities - Long		$76,615,052

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Equity Securities - Short

Aerospace & Defense

TransDigm Group Inc.	(4,150)	$(1,170,881)

Air Freight & Logistics

United Parcel Service, Inc. -Class B	(9,950)	(1,097,386)

Apparel Retail

Urban Outfitters Inc.	(35,800)	(701,322)

Apparel, Accessories & Luxury Goods

Lululemon Athletica Inc.	(19,150)	(1,180,406)
Under Armour, Inc. -Class A	(10,650)	(213,213)
Under Armour, Inc. -Class C	(47,950)	(868,375)
		(2,261,994)

Application Software

salesforce.com Inc.	(11,950)	(1,085,060)
Splunk Inc.	(19,200)	(1,152,192)
Tyler Technologies, Inc.	(6,550)	(1,125,356)
Ultimate Software Group Inc. (The)	(5,250)	(1,184,978)
		(4,547,586)

Asset Management & Custody Banks

Brookfield Asset Management Inc. -Class A (Canada)	(28,600)	(1,112,254)

Auto Parts & Equipment

Autoliv Inc. (Sweden)	(7,950)	(861,700)

Automobile Manufacturers

Tesla, Inc.	(3,340)	(1,080,390)

Automotive Retail

Advance Auto Parts, Inc.	(11,200)	(1,254,512)
AutoNation Inc.	(27,700)	(1,173,926)
AutoZone Inc.	(2,240)	(1,209,197)
CarMax, Inc.	(5,950)	(394,187)
OReilly Automotive Inc.	(6,450)	(1,317,735)
		(5,349,557)

Biotechnology

Alnylam Pharmaceuticals, Inc.	(14,250)	(1,179,045)
Incyte Corp.	(8,100)	(1,079,649)
TESARO, Inc.	(8,500)	(1,085,110)
		(3,343,804)

Brewers

Molson Coors Brewing Co. -Class B	(13,100)	(1,165,638)

Cable & Satellite

Liberty Global PLC LiLAC -Class C (United Kingdom)	(21,000)	(535,920)

Communications Equipment

Palo Alto Networks, Inc.	(8,100)	(1,067,418)

Construction Machinery & Heavy Trucks

Wabtec Corp./DE	(12,350)	(930,696)

Construction Materials

Martin Marietta Materials, Inc.	(5,100)	(1,154,793)
Vulcan Materials Co.	(8,950)	(1,101,924)
		(2,256,717)

	Shares	Value

Data Processing & Outsourced Services

FleetCor Technologies Inc.	(6,950)	$(1,056,817)
Sabre Corp.	(30,400)	(672,752)
Visa Inc. -Class A	(11,350)	(1,130,006)
		(2,859,575)

Diversified Support Services

KAR Auction Services Inc.	(950)	(39,938)

Electrical Components & Equipment

Acuity Brands Inc.	(5,600)	(1,134,840)

Fertilizers & Agricultural Chemicals

CF Industries Holdings, Inc.	(37,700)	(1,106,495)

Financial Exchanges & Data

MarketAxess Holdings Inc.	(5,600)	(1,136,184)

Footwear

NIKE Inc. -Class B	(19,150)	(1,130,808)

Health Care Equipment

DexCom, Inc.	(15,450)	(1,029,124)

Health Care Facilities

Tenet Healthcare Corp.	(31,150)	(540,453)

Health Care Services

MEDNAX Inc.	(2,200)	(103,356)

Health Care Supplies

DENTSPLY SIRONA Inc.	(17,000)	(1,054,510)

Industrial Conglomerates

Carlisle Cos Inc.	(11,650)	(1,136,923)
General Electric Co.	(42,650)	(1,092,266)
		(2,229,189)

Integrated Telecommunication Services

Verizon Communications Inc.	(26,200)	(1,268,080)

Internet & Direct Marketing Retail

Amazon.com, Inc.	(1,090)	(1,076,680)
TripAdvisor, Inc.	(24,700)	(963,794)
		(2,040,474)

Leisure Products

Mattel Inc.	(53,900)	(1,079,078)
Polaris Industries Inc.	(11,850)	(1,062,471)
		(2,141,549)

Metal & Glass Containers

Ball Corp.	(27,000)	(1,131,300)

Multi-Sector Holdings

FNFV Group	(41,350)	(713,287)

Oil & Gas Drilling

Helmerich & Payne Inc.	(20,250)	(1,025,055)

Oil & Gas Equipment & Services

Core Laboratories NV	(10,600)	(1,065,618)

Oil & Gas Exploration & Production

Antero Resources Corp.	(50,600)	(1,043,372)
Diamondback Energy Inc.	(12,700)	(1,217,676)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

	Shares	Value

Oil & Gas Exploration & Production-(continued)

Parsley Energy Inc. -Class A	(40,250)	$(1,178,520)
		(3,439,568)

Oil & Gas Storage & Transportation

Cheniere Energy, Inc.	(21,600)	(976,320)
Pembina Pipeline Corp. (Canada)	(26,050)	(888,305)
		(1,864,625)

Personal Products

Coty, Inc. -Class A	(61,750)	(1,264,640)

Pharmaceuticals

Perrigo Co. PLC	(15,150)	(1,135,038)

Property & Casualty Insurance

Cincinnati Financial Corp.	(14,850)	(1,130,976)
Markel Corp.	(1,155)	(1,237,594)
		(2,368,570)

Real Estate Development

Howard Hughes Corp. (The)	(8,500)	(1,069,385)

Regional Banks

PacWest Bancorp	(20,650)	(991,613)

Research & Consulting Services

IHS Markit Ltd.	(23,500)	(1,096,275)
Verisk Analytics Inc.	(13,450)	(1,173,647)
		(2,269,922)

Restaurants

Starbucks Corp.	(19,400)	(1,047,212)

Retail REIT’s

GGP Inc.	(50,250)	(1,136,152)
Macerich Co. (The)	(19,900)	(1,142,061)
		(2,278,213)

	Shares	Value

Semiconductors

Advanced Micro Devices Inc.	(81,000)	$(1,102,410)
Qorvo, Inc.	(13,950)	(956,412)
		(2,058,822)

Silver

Wheaton Precious Metals Corp. (Canada)	(18,200)	(369,642)

Soft Drinks

Monster Beverage Corp.	(16,900)	(891,475)

Specialized REIT’s

Iron Mountain Inc.	(30,450)	(1,109,293)

Specialty Stores

Signet Jewelers Ltd.	(18,700)	(1,143,692)
Tractor Supply Co.	(22,450)	(1,259,894)
		(2,403,586)

Steel

Allegheny Technologies, Inc.	(33,950)	(643,013)

Systems Software

FireEye, Inc.	(55,700)	(814,891)

Thrifts & Mortgage Finance

New York Community Bancorp Inc.	(86,250)	(1,132,463)

Trucking

AMERCO	(720)	(279,763)
Total Equity Securities - Short		$(76,664,832)

See accompanying notes which are an integral part of this schedule.

Invesco Long/Short Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Long/Short Equity Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Invesco Long/Short Equity Fund

E.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$73,288,158	$—	$—	$73,288,158
Money Market Funds	978,148	—	—	978,148
	74,266,306	—	—	74,266,306
Swap Agreements*	—	481,259	—	481,259
Total Investments	$74,266,306	$481,259	$—	$74,747,565

* Unrealized appreciation.

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
Equity Risk
Unrealized appreciation on swap agreements—OTC	$481,259
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$481,259

Invesco Long/Short Equity Fund

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Swap agreements	$1,580,967
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(954,410)
Total	$ 626,557

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$145,677,856

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $49,221,654 and $50,122,974, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 9,274,812
Aggregate unrealized (depreciation) of investment securities	(1,733,841)
Net unrealized appreciation of investment securities	$ 7,540,971
Cost of investments for tax purposes is $66,725,335.

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	LVEM-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.25%

Brazil–11.83%

Braskem S.A. -Preference Shares -ADR	61,200	$732,343
BTG Pactual Group (a)	101,300	508,466
CPFL Energia S.A.	83,200	716,749
Ecorodovias Infraestrutura e Logistica S.A.	182,500	625,718
Magazine Luiza S.A.	4,700	553,044
MRV Engenharia e Participacoes S.A.	141,600	650,799
Qualicorp S.A.	73,600	774,265
Smiles S.A.	30,500	636,725
Transmissora Alianca de Energia Eletrica S.A. (b)	71,000	528,760
		5,726,869

Chile–3.54%

Banco de Chile	2,391,811	345,178
Embotelladora Andina S.A. -Preference Shares -Class B	23,201	105,436
Enel Generación Chile S.A.	220,605	171,378
Enel Américas S.A. -ADR	70,808	708,080
Enel Chile S.A.	3,530,159	383,993
		1,714,065

China–6.83%

China Shenhua Energy Co. Ltd. -Class H	276,000	687,633
Chongqing Rural Commercial Bank Co., Ltd. -Class H	925,000	681,357
Guangzhou Automobile Group Co., Ltd. -Class H	280,000	601,526
Jiangsu Expressway Co. Ltd. -Class H	134,000	194,546
Lao Feng Xiang Co., Ltd. -Class B	64,100	248,644
Longfor Properties Co. Ltd.	289,500	727,197
Yantai Changyu Pioneer Wine Co. Ltd. -Class B	64,900	165,017
		3,305,920

Colombia–0.24%

Cemex Latam Holdings S.A. (c)	31,898	116,440

India–10.60%

Bharat Electronics Ltd.	81,884	227,241
Hero MotoCorp Ltd.	12,660	720,306
Hindustan Petroleum Corp. Ltd.	15,950	95,219
ITC Ltd.	116,877	519,403
KEC International Ltd.	51,364	243,746
NHPC Ltd.	660,346	312,234
NMDC Ltd.	336,357	661,858
Power Finance Corp. Ltd.	265,111	513,804
Rural Electrification Corp. Ltd.	208,383	568,295
Sun TV Network Ltd.	43,853	533,136
Vedanta Ltd.	169,119	735,840
		5,131,082

	Shares	Value

Malaysia–6.05%

AirAsia Bhd.	879,200	$663,315
Kuala Lumpur Kepong Bhd.	114,700	664,423
Petronas Dagangan Bhd.	31,300	173,854
PPB Group Bhd.	45,300	178,396
Public Bank Bhd.	146,800	695,382
Telekom Malaysia Bhd.	116,900	173,895
Tenaga Nasional Bhd.	47,800	157,649
Top Glove Corp. Bhd.	166,800	223,634
		2,930,548

Mexico–7.08%

Arca Continental S.A.B. de C.V.	65,200	484,722
Coca-Cola FEMSA, S.A.B. de C.V. -Series L	60,300	513,192
Gruma, S.A.B. de C.V. -Class B	15,260	210,406
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	106,800	674,609
Industrias Bachoco, S.A.B. de C.V. -Series B	36,100	180,070
Megacable Holdings S.A.B. de C.V. -Series CPO (d)	68,400	283,630
Nemak, S.A.B. de C.V. -REGS (e)	455,900	411,279
Wal-Mart de México, S.A.B. de C.V. -Series V	288,500	667,674
		3,425,582

Philippines–0.35%

Aboitiz Equity Ventures Inc.	114,090	170,771

Poland–2.36%

Powszechny Zaklad Ubezpieczen S.A.	52,977	652,399
Tauron Polska Energia S.A. (c)	462,192	489,629
		1,142,028

Qatar–0.35%

Qatar Islamic Bank (S.A.Q)	6,376	168,110

Russia–6.20%

Alrosa PJSC	395,466	553,461
Inter RAO UES PJSC	10,019,323	633,642
LUKOIL PJSC -ADR	13,144	603,953
Magnitogorsk Iron & Steel Works PJSC	1,047,997	592,637
Novolipetsk Steel PJSC -REGS -GDR (e)	17,448	364,489
Rostelecom PJSC	231,480	252,314
		3,000,496

South Africa–9.17%

AECI Ltd.	17,036	137,006
AVI Ltd.	69,594	517,443
Barclays Africa Group Ltd.	57,603	631,943
Bidvest Group Ltd. (The)	23,931	304,462
KAP Industrial Holdings Ltd.	200,096	121,752
Kumba Iron Ore Ltd. (c)	8,952	133,459
Liberty Holdings Ltd.	55,324	474,346
Mondi Ltd.	6,588	171,040

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

	Shares	Value

South Africa–(continued)

Nedbank Group Ltd.	32,148	$534,320
Netcare Ltd.	50,563	94,178
Reunert Ltd.	54,452	297,118
Sappi Ltd.	99,577	659,611
Super Group Ltd. (c)	68,235	188,647
Tsogo Sun Holdings Ltd.	98,915	171,330
		4,436,655

South Korea–14.58%

Chong Kun Dang Pharmaceutical Corp.	4,232	425,346
Daewon Pharmaceutical Co., Ltd.	7,978	133,997
Hankook Tire Co. Ltd.	5,033	280,646
Hanwha Corp.	15,652	683,410
HITEJINRO Co., Ltd.	25,055	535,590
Hyundai Development Co.	13,904	529,789
KT&G Corp.	6,029	614,036
Kwang Dong Pharmaceutical Co., Ltd.	14,396	108,239
LG Display Co., Ltd.	16,550	467,967
Lotte Chemical Corp.	315	103,844
Lotte Himart Co., Ltd	6,969	433,335
Samsung Electronics Co., Ltd.	280	602,863
Samyang Corp.	1,631	147,899
SK Hynix Inc.	11,056	649,910
SL Corp.	8,141	161,827
Woori Bank	43,407	740,691
Yuhan Corp.	2,074	438,211
		7,057,600

Taiwan–5.24%

Chunghwa Telecom Co., Ltd.	150,000	506,413
Lite-On Technology Corp.	381,896	617,480
Powertech Technology Inc.	223,000	720,321
St. Shine Optical Co., Ltd. (c)	24,000	494,100

	Shares	Value

Taiwan–(continued)

Wan Hai Lines Ltd. (c)	349,000	$199,841
		2,538,155

Thailand–5.35%

Airports of Thailand PCL	267,700	412,205
Intouch Holdings PCL	95,700	171,799
Krung Thai Bank PCL	1,137,000	618,316
Mega Lifesciences PCL	305,400	256,920
Ratchaburi Electricity Generating Holding PCL	133,300	216,269
Thai Oil PCL	317,800	813,227
Thai Vegetable Oil PCL	108,500	98,611
		2,587,347

Turkey–6.50%

BIM Birlesik Magazalar A.S.	10,397	202,698
Koza Altin Isletmeleri A.S. (c)	71,848	659,531
Petkim PetroKimya Holding A.S.	51,081	93,344
Soda Sanayii A.S.	443,092	717,771
TAV Havalimanlari Holding A.S.	96,990	587,076
Tekfen Holding A.S.	245,543	761,503
Turk Traktor ve Ziraat Makineleri A.S.	5,322	123,495
		3,145,418

United Arab Emirates–1.98%

Aldar Properties PJSC	1,019,597	649,566
DAMAC Properties Dubai Co. PJSC	284,236	309,541
		959,107
TOTAL INVESTMENTS–98.25% (Cost $39,537,171)		47,556,193
OTHER ASSETS LESS LIABILITIES–1.75%		847,367
NET ASSETS–100.00%		$48,403,560

Investment Abbreviations:

ADR	—	American Depositary Receipt
CPO	—	Certificates of Ordinary Participation
GDR	—	Global Depositary Receipt
REGS	—	Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents one common share and two Series A preferred shares of Banco BTG Pactual S.A., and one Class A voting common share and two Class B non-voting common shares of BTG Pactual Participations Ltd. in the form of Brazilian Depositary Receipts.

(b)	Each unit represents two preferred shares and one common share.

(c)	Non-income producing security.

(d)	Each CPO represents two Series A Shares.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $775,768, which represented 1.60% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Low Volatility Emerging Markets Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Low Volatility Emerging Markets Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Low Volatility Emerging Markets Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $4,018,726 and from Level 2 to Level 1 of $7,617,465, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$5,726,869	$—	$—	$5,726,869
Chile	1,714,065	—	—	1,714,065
China	2,624,563	681,357	—	3,305,920
Colombia	116,440	—	—	116,440
India	2,785,837	2,345,245	—	5,131,082
Malaysia	2,756,653	173,895	—	2,930,548
Mexico	3,425,582	—	—	3,425,582
Philippines	—	170,771	—	170,771
Poland	1,142,028	—	—	1,142,028
Qatar	168,110	—	—	168,110
Russia	968,442	2,032,054	—	3,000,496
South Africa	4,436,655	—	—	4,436,655
South Korea	4,799,805	2,257,795	—	7,057,600
Taiwan	1,817,834	720,321	—	2,538,155
Thailand	2,587,347	—	—	2,587,347
Turkey	1,796,839	1,348,579	—	3,145,418
United Arab Emirates	959,107	—	—	959,107
	37,826,176	9,730,017	—	47,556,193
Futures Contracts*	13,572	—	—	13,572
Total Investments	$37,839,748	$9,730,017	$—	$47,569,765

* Unrealized appreciation.

NOTE 3 — Derivative Investments

	Open Futures Contracts- Equity Risk(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index	Long	14	September-2017	$745,150	$13,572

(a) Futures contracts collateralized by $28,000 cash held with Bank of America Merrill Lynch, the futures commission merchant.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $19,012,345 and $20,113,491, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 8,941,967
Aggregate unrealized (depreciation) of investment securities	(951,854)
Net unrealized appreciation of investment securities	$ 7,990,113
Cost of investments for tax purposes is $39,566,080.

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	MAS-QTR-1 07/17	Invesco Advisers, Inc.

Consolidated Schedule of Investments

July 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–30.30%

U.S. Treasury Bills–12.65%(a)

U.S. Treasury Bills (b)	0.57%	08/17/2017	$2,710,000	$2,708,844
U.S. Treasury Bills	1.10%	12/21/2017	2,120,000	2,111,177
U.S. Treasury Bills	1.12%	01/04/2018	585,000	582,313
				5,402,334

U.S. Treasury Notes–17.65%(c)

U.S. Treasury Floating Rate Notes	1.46%	01/31/2018	2,640,000	2,644,055
U.S. Treasury Floating Rate Notes	1.37%	04/30/2018	2,380,000	2,383,782
U.S. Treasury Floating Rate Notes	1.36%	07/31/2018	2,500,000	2,504,942
				7,532,779
Total U.S. Treasury Securities (Cost $12,925,741)				12,935,113

			Shares

Money Market Funds–68.83%

Government & Agency Portfolio – Institutional Class, 0.93% (d)			16,986,161	16,986,161
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio (Ireland) – Institutional Class, 1.22% (d)			4,091,108	4,091,108
Treasury Portfolio – Institutional Class, 0.91% (d)			8,305,440	8,305,440
Total Money Market Funds (Cost $29,382,709)				29,382,709
TOTAL INVESTMENTS–99.13% (Cost $42,308,450)				42,317,822
OTHER ASSETS LESS LIABILITIES–0.87%				372,350
NET ASSETS–100.00%				$42,690,172

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Cocoa	Short	18	December-2017	$(375,660)	$(17,327)
Coffee	Short	5	September-2017	(261,094)	(20,832)
Corn	Long	14	December-2017	269,325	(10,285)
Cotton No.2	Long	25	December-2017	860,750	(61,500)
Gas Oil	Long	2	December-2017	95,850	4,669
Gasoline Reformulated Blendstock Oxygenate Blending	Short	3	September-2017	(211,252)	(22,962)
Lean Hogs	Long	23	December-2017	556,600	(31,784)
Natural Gas	Short	7	December-2017	(215,530)	13,753
Silver	Long	7	September-2017	587,510	7,316
Soybean Oil	Long	41	December-2017	864,198	34,519
Soybeans	Long	5	November-2017	251,813	7,904
Wheat	Long	20	December-2017	499,750	(60,505)
Subtotal—Commodity Risk					(157,034)
Dow Jones EURO STOXX 50 Index	Long	108	September-2017	4,406,073	(130,845)
E-Mini S&P 500 Index	Long	33	September-2017	4,072,200	62,174
FTSE 100 Index	Long	45	September-2017	4,340,331	(80,199)
Hang Seng Index	Long	32	August-2017	5,577,508	79,667
Russell 2000 Index Mini	Long	55	September-2017	3,917,100	(87)
Tokyo Stock Price Index	Long	38	September-2017	5,583,216	74,464
Subtotal–Equity Risk					$5,174

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Macro Allocation Strategy Fund

Open Futures Contracts-(continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds	Long	17	September-2017	$1,753,453	$(27,101)
Canada 10 Year Bonds	Long	13	September-2017	1,431,538	(73,531)
Euro Bonds	Long	2	September-2017	383,352	(6,486)
Japan Mini-10 Year Bonds	Short	22	September-2017	(2,996,670)	(96)
Long Gilt	Long	8	September-2017	1,330,217	(17,748)
U.S. Treasury Long Bonds	Long	4	September-2017	611,875	(2,385)
Subtotal–Interest Rate Risk					(127,347)
Total Futures Contracts					$(279,207)

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30%	270	March-2018	$277,449	$(3,452)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index (Copper)	0.33	3,100	October-2017	1,514,988	95,273
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	5,440	January-2018	769,707	(43,311)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	4,850	October-2017	497,901	5,016
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	2,040	June-2018	331,521	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	8,800	October-2017	922,772	3,776
Total Swap Agreements —Commodity Risk							$57,302

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco Macro Allocation Strategy Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Macro Allocation Strategy Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in

Invesco Macro Allocation Strategy Fund

D.	Structured Securities – (continued)

response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

G.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into

Invesco Macro Allocation Strategy Fund

G.	Futures Contracts – (continued)

an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange-traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Macro Allocation Strategy Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$12,935,113	$—	$12,935,113
Money Market Funds	29,382,709	—	—	29,382,709
	29,382,709	12,935,113	—	42,317,822
Futures Contracts*	(279,207)	—	—	(279,207)
Swap Agreements*	—	57,302	—	57,302
Total Investments	$29,103,502	$12,992,415	$—	$42,095,917

* Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

  For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco Macro Allocation Strategy Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$68,161	$216,305	$—	$284,466
Unrealized appreciation on swap agreements—OTC	104,065	—	—	104,065
Total Derivative Assets	172,226	216,305	—	388,531
Derivatives not subject to master netting agreements	(68,161)	(216,305)	—	(284,466)
Total Derivative Assets subject to master netting agreements	$104,065	$—	$—	$104,065

Derivative Liabilities	Value
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$(225,195)	$(211,131)	$(127,347)	$(563,673)
Unrealized depreciation on swap agreements—OTC	(46,763)	—	—	(46,763)
Total Derivative Liabilities	(271,958)	(211,131)	(127,347)	(610,436)
Derivatives not subject to master netting agreements	225,195	211,131	127,347	563,673
Total Derivative Liabilities subject to master netting agreements	$(46,763)	$—	$—	$(46,763)

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$(971,468)	$3,863,425	$(373,283)	$2,518,674
Swap agreements	(198,967)	—	—	(198,967)
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(350,302)	(192,744)	(17,792)	(560,838)
Swap agreements	89,656	—	—	89,656
Total	$(1,431,081)	$3,670,681	$(391,075)	$1,848,525

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$45,886,779	$5,358,483

Invesco Macro Allocation Strategy Fund

NOTE 4 — Investment Securities

The aggregate amount of purchases and sales of long-term U.S. Treasury obligations by the Fund during the nine months ended July 31, 2017 were $2,143,641 and $7,032,984, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,738
Aggregate unrealized (depreciation) of investment securities	(476)
Net unrealized appreciation of investment securities	$9,262
Cost of investments for tax purposes is $42,308,560.

Invesco Macro Allocation Strategy Fund

Invesco MLP Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	MLP-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Units	Value

Master Limited Partnerships–96.75%

Gathering & Processing MLP–15.12%

Antero Midstream Partners L.P.	5,767	$200,057
DCP Midstream, L.P.	5,758	195,945
Enable Midstream Partners, L.P.	3,094	44,584
EnLink Midstream Partners, L.P.	5,881	97,213
EQT Midstream Partners L.P.	7,093	551,339
Rice Midstream Partners L.P.	9,616	200,590
Western Gas Partners, LP	7,233	375,610
		1,665,338

General Partner (MLP)–0.36%

Energy Transfer Equity, L.P.	2,213	39,104

Marine–2.79%

GasLog Partners L.P. (Monaco)	12,436	307,791

Midstream Diversified–12.37%

Energy Transfer Partners, L.P.	65,858	1,362,602

Natural Gas Pipelines & Storage–11.56%

Boardwalk Pipeline Partners, L.P.	17,504	293,017
Cheniere Energy Partners, L.P.	6,980	204,863
Dominion Energy Midstream Partners, L.P.	7,297	204,316
Spectra Energy Partners, L.P.	6,232	281,686
Tallgrass Energy Partners L.P.	5,660	289,339
		1,273,221

Pipelines & Midstream Diversified–25.33%

Enbridge Energy Partners, L.P.	5,368	83,956
Enterprise Products Partners L.P.	63,121	1,716,891
Plains All American Pipeline, L.P.	15,370	405,307
Williams Partners L.P.	14,124	585,157
		2,791,311

Refined Products Pipelines & Terminals–27.45%

Buckeye Partners, L.P.	6,436	407,978
Genesis Energy, L.P.	4,154	125,451
Holly Energy Partners, L.P.	4,009	144,324
Magellan Midstream Partners, L.P.	10,242	714,482
MPLX L.P.	24,918	905,769
NuStar Energy L.P.	2,757	119,323
PBF Logistics L.P.	7,759	157,508
Phillips 66 Partners L.P.	1,331	66,896
Tesoro Logistics L.P. (a)	7,349	383,103
		3,024,834

Refinery Logistics–1.77%

Shell Midstream Partners, L.P.	6,828	195,144
Total Master Limited Partnerships (Cost $10,246,182)		10,659,345

	Shares	Value

Common Stocks–2.36%

Gathering & Processing–0.96%

Targa Resources Corp.	2,265	$105,119

General Partner (C-Corp.)–0.72%

ONEOK, Inc.	1	41
Williams Cos, Inc. (The)	2,507	79,673
		79,714

Oilfield Services–0.68%

U.S. Silica Holdings, Inc.	2,580	75,155
Total Common Stocks (Cost $296,797)		259,988

Money Market Funds–0.22%

Government & Agency Portfolio – Institutional Class, 0.93% (b)	14,858	14,858
Treasury Portfolio – Institutional Class, 0.91% (b)	9,905	9,905
Total Money Market Funds (Cost $24,763)		24,763
TOTAL INVESTMENTS–99.33% (Cost $10,567,742)		10,944,096
OTHER ASSETS LESS LIABILITIES–0.67%		73,639
NET ASSETS–100.00%		$11,017,735

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco MLP Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco MLP Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Master Limited Partnerships - The Fund primarily invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLPs may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

E.	Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized

Invesco MLP Fund

E.	Return of Capital – (continued)

appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

F.	Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.
The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco MLP Fund

As of July 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $8,893,387 and $6,758,147, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 178,859
Aggregate unrealized (depreciation) of investment securities	(254,302)
Net unrealized appreciation (depreciation) of investment securities	$ (75,443)
Cost of investments for tax purposes is $11,019,539.

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	MAIN-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–41.92%

Aerospace & Defense–0.48%

Arconic Inc., Sr. Unsec. Global Notes, 5.13%, 10/01/2024	$300,000	$318,750
Bombardier Inc. (Canada), Sr. Unsec. Notes, 6.00%, 10/15/2022(b)	390,000	397,312
7.50%, 03/15/2025(b)	188,000	199,750
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	291,000	306,277
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	130,000	136,338
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 07/15/2024	145,000	154,244
6.50%, 05/15/2025	889,000	937,895
		2,450,566

Agricultural & Farm Machinery–0.09%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	459,000	477,360

Air Freight & Logistics–0.02%

XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	100,000	104,500

Airlines–0.04%

Air Canada (Canada), Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	175,000	202,344

Alternative Carriers–0.16%

Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/2026	477,000	508,601
5.38%, 05/01/2025	296,000	315,980
		824,581

Aluminum–0.32%

Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	1,000,000	1,106,112
Novelis Corp., Sr. Unsec. Gtd. Notes, 6.25%, 08/15/2024(b)	481,000	517,075
		1,623,187

Apparel Retail–0.38%

Gap, Inc. (The), Sr. Unsec. Global Bonds, 5.95%, 04/12/2021	289,000	313,774
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	481,000	460,557

	Principal Amount	Value

Apparel Retail–(continued)

L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	$946,000	$998,030
6.75%, 07/01/2036	30,000	28,575
6.88%, 11/01/2035	120,000	115,800
		1,916,736

Asset Management & Custody Banks–0.23%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	1,037,000	1,161,440

Auto Parts & Equipment–0.38%

Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	100,000	104,125
Dana Inc., Sr. Unsec. Notes, 5.38%, 09/15/2021	28,000	28,910
5.50%, 12/15/2024	370,000	385,725
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	505,000	501,212
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/2020	140,000	131,950
6.75%, 04/15/2019	230,000	230,000
7.38%, 01/15/2021	285,000	274,313
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/2024	250,000	260,938
		1,917,173

Automotive Retail–0.10%

Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	37,000	38,203
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	440,000	464,750
		502,953

Broadcasting–0.68%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 08/01/2025	86,000	86,860
5.00%, 04/01/2024	415,000	428,488
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	185,000	192,631
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	870,000	879,787
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 9.00%, 12/15/2019	444,000	361,860
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	613,000	680,430

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Broadcasting–(continued)

Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	$292,000	$302,950
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	490,000	516,338
		3,449,344

Building Products–0.35%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	172,000	185,491
Builders FirstSource, Inc., Sr. Sec. Gtd. First Lien Notes, 5.63%, 09/01/2024(b)	195,000	205,725
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	426,000	494,160
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	191,000	198,401
Standard Industries Inc., Sr. Unsec. Notes, 5.00%, 02/15/2027(b)	314,000	324,205
6.00%, 10/15/2025(b)	350,000	376,688
		1,784,670

Cable & Satellite–2.43%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Bonds, 7.50%, 05/15/2026(b)	200,000	222,000
Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	450,000	479,250
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	725,000	773,938
Altice US Finance I Corp., Sr. Sec. Notes, 5.50%, 05/15/2026(b)	215,000	228,438
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Global Notes, 5.75%, 09/01/2023	510,000	532,950
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	1,345,000	1,449,237
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	365,000	406,975
Sr. Unsec. Gtd. Notes, 6.63%, 10/15/2025(b)	200,000	221,750
Sr. Unsec. Notes, 10.13%, 01/15/2023(b)	1,050,000	1,224,562
10.88%, 10/15/2025(b)	200,000	250,000
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,327,000	1,443,112
7.88%, 09/01/2019	725,000	802,938
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 8.00%, 02/15/2024(b)	175,000	190,531
Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	220,000	190,300
Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/2020	451,000	435,215

	Principal Amount	Value

Cable & Satellite–(continued)

Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2025(b)	$2,000	$2,100
5.38%, 07/15/2026(b)	419,000	441,521
6.00%, 07/15/2024(b)	423,000	456,840
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	300,000	317,250
UPCB Finance IV Ltd. (Netherlands), Sr. Sec. First Lien Notes, 5.38%, 01/15/2025(b)	400,000	418,500
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	200,000	212,250
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	600,000	636,000
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	400,000	428,000
Ziggo Secured Finance B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 5.50%, 01/15/2027(b)	500,000	518,750
		12,282,407

Casinos & Gaming–0.78%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 04/01/2026	378,000	412,965
6.88%, 05/15/2023	220,000	238,425
Codere Finance 2 (Luxembourg) S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 7.63%, 11/01/2021(b)	200,000	198,980
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	45,000	50,738
Sr. Unsec. Gtd. Notes, 4.63%, 09/01/2026	774,000	785,610
6.00%, 03/15/2023	230,000	255,300
7.75%, 03/15/2022	188,000	220,900
Pinnacle Entertainment, Inc., Sr. Unsec. Notes, 5.63%, 05/01/2024(b)	621,000	647,392
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	290,000	324,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/2027(b)	470,000	481,162
5.50%, 03/01/2025(b)	334,000	352,370
		3,967,917

Commercial Printing–0.07%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	351,000	369,428

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Commodity Chemicals–0.16%

Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	$356,000	$380,920
Valvoline Inc., Sr. Unsec. Gtd. Notes, 5.50%, 07/15/2024(b)	403,000	429,195
		810,115

Communications Equipment–0.34%

CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	790,000	855,175
Hughes Satellite Systems Corp., Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	436,000	458,345
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	357,000	410,550
		1,724,070

Construction & Engineering–0.03%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	161,000	163,415

Construction Machinery & Heavy Trucks–0.31%

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	508,000	535,940
6.75%, 06/15/2021	160,000	166,200
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2025	368,000	388,240
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	459,000	480,802
		1,571,182

Consumer Finance–0.43%

Ally Financial Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/2024	1,123,000	1,198,802
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	280,000	319,900
Navient Corp., Sr. Unsec. Medium-Term Notes, 7.25%, 01/25/2022	144,000	159,474
8.00%, 03/25/2020	455,000	506,192
		2,184,368

Copper–0.21%

First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	560,000	583,800
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	505,000	477,225
		1,061,025

Data Processing & Outsourced Services–0.33%

First Data Corp., Sec. Gtd. Second Lien Notes, 5.75%, 01/15/2024(b)	225,000	238,219
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	60,000	62,775
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	1,250,000	1,354,687
		1,655,681

	Principal Amount	Value

Diversified Banks–0.38%

Bank of America Corp., Series K, Jr. Unsec. Sub. Global Notes, 8.00% (c)	$173,000	$177,238
Citigroup Inc., Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	130,000	139,588
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	519,000	583,226
Dresdner Funding Trust I (Germany), REGS, Jr. Unsec. Sub. Euro Notes, 8.15%, 06/30/2031(b)	100,000	127,002
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	235,000	244,400
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	300,000	319,976
6.13%, 12/15/2022	285,000	316,119
		1,907,549

Diversified Chemicals–0.21%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	928,000	1,005,720
7.00%, 05/15/2025	70,000	78,138
		1,083,858

Diversified Metals & Mining–0.31%

HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	547,000	601,016
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	313,000	322,390
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Global Notes, 4.75%, 01/15/2022	291,000	307,587
Sr. Unsec. Notes, 6.13%, 10/01/2035	330,000	360,525
		1,591,518

Diversified Support Services–0.03%

Alpine Finance Merger Sub LLC, Sr. Unsec. Notes, 6.88%, 08/01/2025(b)	34,000	35,445
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 08/01/2023(b)	125,000	133,125
		168,570

Electric Utilities–0.02%

Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	84,000	89,985

Electrical Components & Equipment–0.26%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	669,000	689,070

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Electrical Components & Equipment–(continued)

Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	$99,000	$102,712
5.00%, 10/01/2025(b)	509,000	539,540
		1,331,322

Environmental & Facilities Services–0.05%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	112,000	116,480
CD&R Waterworks Merger Sub, LLC, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	113,000	115,401
		231,881

Financial Exchanges & Data–0.07%

MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	250,000	267,813
5.75%, 08/15/2025(b)	100,000	108,500
		376,313

Food Distributors–0.15%

US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	717,000	752,850

Food Retail–0.13%

Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	654,000	652,365

Gas Utilities–0.35%

AmeriGas Partners, L.P./ AmeriGas Finance Corp., Sr. Unsec. Global Notes, 5.63%, 05/20/2024	294,000	306,127
5.88%, 08/20/2026	475,000	488,062
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	230,000	219,938
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	737,000	733,315
		1,747,442

General Merchandise Stores–0.08%

Dollar Tree, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2023	370,000	394,050

Health Care Equipment–0.08%

Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	295,000	304,956
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.88%, 06/01/2026	56,000	58,100
5.25%, 06/15/2024	22,000	23,045
		386,101

	Principal Amount	Value

Health Care Facilities–1.31%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	$210,000	$227,325
Community Health Systems, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	250,000	253,125
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	612,000	629,595
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	246,470	212,272
8.00%, 11/15/2019	220,000	221,375
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	200,000	221,250
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	1,215,000	1,321,312
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/2023	45,000	49,163
7.50%, 02/15/2022	116,000	133,980
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	120,000	128,100
5.88%, 02/15/2026	790,000	863,075
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	460,000	479,550
LifePoint Health, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2024	195,000	204,263
Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2023	261,000	277,965
Tenet Healthcare Corp., Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	31,000	33,713
Sr. Sec. Gtd. First Lien Global Notes, 6.00%, 10/01/2020	100,000	107,625
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	1,031,000	1,025,845
8.00%, 08/01/2020	25,000	25,469
8.13%, 04/01/2022	195,000	210,112
		6,625,114

Health Care Services–0.60%

AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	210,000	216,825
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	655,000	668,100
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38%, 05/15/2022(b)(d)	529,000	551,482
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	476,000	491,470
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 7.13%, 06/01/2024(b)	672,000	729,120
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 07/01/2025(b)	55,000	56,788
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	315,000	310,275
		3,024,060

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Home Improvement Retail–0.10%

Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	$546,000	$522,113

Homebuilding–0.69%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.75%, 08/01/2025(b)	244,000	247,660
6.88%, 02/15/2021(b)	412,000	423,330
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2025	495,000	523,462
8.75%, 03/15/2022	250,000	280,312

CalAtlantic Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 01/15/2021	50,000	58,875
Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	552,000	600,300
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	223,000	254,778
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	250,000	265,625
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	416,000	450,840
7.15%, 04/15/2020	65,000	72,150
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	274,000	293,180
		3,470,512

Hotels, Resorts & Cruise Lines–0.05%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	233,000	259,067

Household Products–0.30%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	41,000	43,101
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	788,000	854,980
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	485,000	519,556
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	106,000	109,445
		1,527,082

Independent Power Producers & Energy Traders–0.58%

AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	1,574,000	1,660,570
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/2023	234,000	228,442
Dynegy Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	160,000	163,000
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 05/01/2024	504,000	525,420
6.63%, 03/15/2023	205,000	212,944
6.63%, 01/15/2027	113,000	116,673
		2,907,049

	Principal Amount	Value

Industrial Machinery–0.01%

Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	$46,000	$47,323

Integrated Telecommunication Services–1.19%

CenturyLink, Inc., Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	535,000	577,800
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	277,000	300,891
Cincinnati Bell Inc., Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	402,000	409,035
Frontier Communications Corp., Sr. Unsec. Global Notes, 8.50%, 04/15/2020	194,000	198,123
10.50%, 09/15/2022	855,000	805,837
11.00%, 09/15/2025	375,000	343,125
SFR Group S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	925,000	966,625
Sr. Sec. Gtd. First Lien Notes, 7.38%, 05/01/2026(b)	400,000	435,000
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	1,315,000	1,467,869
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2033	114,000	129,390
7.20%, 07/18/2036	320,000	387,200
		6,020,895

Leisure Facilities–0.20%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2027(b)	500,000	530,000
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	489,000	498,780
		1,028,780

Life & Health Insurance–0.01%

AssuredPartners, Inc., Sr. Unsec. Notes, 7.00%, 08/15/2025(b)	64,000	64,800

Managed Health Care–0.21%

Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	237,000	247,665
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	192,000	196,080
WellCare Health Plans Inc., Sr. Unsec. Notes, 5.25%, 04/01/2025	580,000	614,800
		1,058,545

Metal & Glass Containers–0.24%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (Ireland), Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	400,000	428,000

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Metal & Glass Containers–(continued)

Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	$505,000	$557,394
Berry Global, Inc., Sec. Gtd. Second Lien Global Notes, 5.13%, 07/15/2023	106,000	110,902
6.00%, 10/15/2022	85,000	90,738
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	15,000	15,694
		1,202,728

Movies & Entertainment–0.21%

AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	675,000	693,562
Lions Gate Entertainment Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	325,000	342,063
		1,035,625

Oil & Gas Drilling–0.22%

Ensco PLC, Sr. Unsec. Global Notes, 4.50%, 10/01/2024	331,000	254,042
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.25%, 11/15/2024	460,000	415,150
6.50%, 12/15/2021	136,000	133,960
7.75%, 12/15/2023	25,000	25,188
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	355,000	294,650
		1,122,990

Oil & Gas Equipment & Services–0.23%

Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	275,000	270,188
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2019	132,000	132,000
7.13%, 12/15/2021	387,000	392,321
Weatherford International Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/2036	365,000	323,937
8.25%, 06/15/2023	55,000	56,513
		1,174,959

Oil & Gas Exploration & Production–1.91%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	471,000	489,840
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	328,000	210,740
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	549,000	569,587
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	425,000	438,813

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 3.80%, 06/01/2024	$485,000	$451,050
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	198,000	107,910
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	311,000	317,220
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 05/01/2023	230,000	232,875
Sr. Unsec. Gtd. Notes, 6.00%, 10/15/2024(b)	266,000	263,340
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	507,000	537,420
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	497,000	490,788
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	745,000	789,700
QEP Resources, Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/2023	83,000	81,340
Sr. Unsec. Notes, 6.88%, 03/01/2021	528,000	555,720
Range Resources Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/2025	466,000	456,680
Sr. Unsec. Gtd. Notes, 5.88%, 07/01/2022(b)	365,000	377,775
Rice Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/01/2023	343,000	370,440
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025(b)	509,000	517,907
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	265,000	261,025
6.75%, 09/15/2026	225,000	225,000
Southwestern Energy Co., Sr. Unsec. Global Notes, 4.10%, 03/15/2022	542,000	508,125
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	650,000	615,875
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2025(b)	353,000	347,705
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	469,000	466,655
		9,683,530

Oil & Gas Refining & Marketing–0.08%

Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	282,000	300,330
Sr. Unsec. Gtd. Notes, 5.13%, 12/15/2026(b)	100,000	109,625
		409,955

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.85%

Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Notes, 5.38%, 09/15/2024(b)	$279,000	$289,462
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	659,000	713,367
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	187,000	195,415
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/01/2025(b)	176,000	160,600
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	70,000	72,275
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	140,000	144,550
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	545,000	606,994
SemGroup Corp., Sr. Unsec. Gtd. Notes, 6.38%, 03/15/2025(b)	385,000	383,075
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	114,000	117,705
Sr. Unsec. Gtd. Global Notes, 6.75%, 03/15/2024	150,000	163,125
Sr. Unsec. Gtd. Notes, 5.13%, 02/01/2025(b)	242,000	250,168
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	372,000	407,340
Sr. Unsec. Gtd. Notes, 5.25%, 01/15/2025	43,000	46,118
Williams Cos., Inc. (The), Sr. Unsec. Global Notes, 4.55%, 06/24/2024	591,000	611,513
Sr. Unsec. Notes, 7.88%, 09/01/2021	140,000	164,150
		4,325,857

Other Diversified Financial Services–0.06%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 7.38%, 04/15/2021(b)	200,000	213,119
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc., Sec. Second Lien Notes, 6.75%, 06/15/2022(b)	101,000	106,555
		319,674

Packaged Foods & Meats–0.30%

B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	416,000	434,720
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	390,000	380,250

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	$355,000	$371,862
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	315,000	339,413
		1,526,245

Paper Packaging–0.06%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	303,000	322,695

Paper Products–0.18%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	515,000	512,425
Mercer International Inc. (Canada), Sr. Unsec. Global Notes, 7.75%, 12/01/2022	98,000	105,105
Sr. Unsec. Notes, 6.50%, 02/01/2024(b)	204,000	213,945
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	100,000	102,500
		933,975

Pharmaceuticals–0.33%

Endo DAC/Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	174,500
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/2021(b)	930,000	846,300
6.13%, 04/15/2025(b)	100,000	85,625
7.00%, 10/01/2020(b)	197,000	194,784
7.25%, 07/15/2022(b)	155,000	147,056
7.50%, 07/15/2021(b)	250,000	244,062
		1,692,327

Railroads–0.13%

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	626,000	658,865

Regional Banks–0.18%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	643,000	695,244
5.00%, 08/01/2023	210,000	227,587
		922,831

Restaurants–0.26%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	247,000	256,880
REGS, Sec. Gtd. Second Lien Euro Notes, 6.00%, 04/01/2022(b)	120,000	124,200

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Restaurants–(continued)

Aramark Services, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2026	$165,000	$173,456
Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	211,000	224,715
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	256,000	274,560
Sec. Gtd. Second Lien Notes, 8.00%, 05/01/2022(b)	118,000	126,555
KFC Holding Co. (The)/Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	140,000	143,675
		1,324,041

Security & Alarm Services–0.02%

ADT Corp. (The), Sr. Sec. Gtd. First Lien Global Notes, 6.25%, 10/15/2021	70,000	76,650

Semiconductors–0.15%

Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	442,000	469,073
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Notes, 3.88%, 09/01/2022(b)	300,000	311,595
		780,668

Sovereign Debt–17.00%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.63%, 07/06/2028	1,050,000	1,052,655
7.13%, 07/06/2036	1,050,000	1,039,115
7.63%, 04/22/2046	950,000	979,450
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 5.63%, 01/07/2041	1,000,000	985,500
7.13%, 01/20/2037	900,000	1,046,250
8.25%, 01/20/2034	825,000	1,053,937
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.13%, 03/27/2025	700,000	712,250
3.13%, 03/27/2025	200,000	203,837
3.13%, 01/21/2026	1,000,000	1,018,700
3.63%, 10/30/2042	1,050,000	1,047,266
Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 5.63%, 02/26/2044	1,000,000	1,101,500
6.13%, 01/18/2041	850,000	991,100
7.38%, 09/18/2037	700,000	911,750
Croatia Government International Bond (Croatia), REGS, Sr. Unsec. Euro Notes, 5.50%, 04/04/2023(b)	900,000	1,001,201
6.00%, 01/26/2024(b)	900,000	1,028,012
6.38%, 03/24/2021(b)	900,000	1,004,022

	Principal Amount	Value

Sovereign Debt–(continued)

Dominican Republic International Bond (Dominican Repubic), REGS, Sr. Unsec. Euro Bonds, 7.45%, 04/30/2044(b)	$900,000	$1,059,750
Sr. Unsec. Euro Notes, 5.95%, 01/25/2027(b)	1,000,000	1,071,210
6.85%, 01/27/2045(b)	950,000	1,045,000
El Salvador Government International Bond (El Salvador), REGS, Sr. Unsec. Euro Notes, 7.63%, 02/01/2041(b)	1,150,000	1,060,875
7.65%, 06/15/2035(b)	1,000,000	935,000
8.25%, 04/10/2032(b)	1,000,000	997,500
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/2024	850,000	967,170
5.75%, 11/22/2023	850,000	981,236
7.63%, 03/29/2041	690,000	1,049,202
Indonesia Government International Bond (Indonesia), REGS, Sr. Unsec. Euro Bonds, 6.63%, 02/17/2037(b)	800,000	1,011,970
7.75%, 01/17/2038(b)	650,000	919,987
8.50%, 10/12/2035(b)	750,000	1,099,664
Kazakhstan Government International Bond (Kazakhstan), REGS, Sr. Unsec. Euro Notes, 4.88%, 10/14/2044(b)	950,000	960,935
Sr. Unsec. Medium-Term Euro Notes, 5.13%, 07/21/2025(b)	950,000	1,046,078
6.50%, 07/21/2045(b)	900,000	1,086,985
Korea International Bond (South Korea), Sr. Unsec. Global Notes, 3.88%, 09/11/2023	1,570,000	1,685,159
4.13%, 06/10/2044	600,000	715,894
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 7.25%, 03/23/2037(b)	900,000	905,282
Sr. Unsec. Euro Notes, 6.75%, 11/29/2027(b)	950,000	950,950
Sr. Unsec. Medium-Term Euro Notes, 6.65%, 02/26/2030(b)	1,050,000	1,038,608
Lithuania Government International Bond (Lithuania), REGS, Sr. Unsec. Euro Notes, 6.13%, 03/09/2021(b)	1,200,000	1,354,051
6.63%, 02/01/2022(b)	1,350,000	1,586,061
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 4.60%, 01/23/2046	1,150,000	1,142,812
5.55%, 01/21/2045	870,000	987,233
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/2040	900,000	1,073,250
Pakistan Government International Bond (Pakistan), REGS, Sr. Unsec. Euro Notes, 8.25%, 04/15/2024(b)	900,000	1,008,319
8.25%, 09/30/2025(b)	900,000	1,020,556

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.88%, 03/17/2028	$1,000,000	$1,042,500
7.13%, 01/29/2026	750,000	963,375
8.88%, 09/30/2027	650,000	934,375
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 4.13%, 08/25/2027	970,000	1,067,355
5.63%, 11/18/2050	800,000	987,200
8.75%, 11/21/2033	650,000	1,007,500
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 6.38%, 10/23/2034	650,000	875,148
9.50%, 02/02/2030	625,000	1,009,786
Sr. Unsec. Global Notes, 7.75%, 01/14/2031	700,000	1,013,545
Qatar Government International Bond (Qatar), REGS, Sr. Unsec. Euro Bonds, 4.63%, 06/02/2046(b)	900,000	937,724
Sr. Unsec. Euro Notes, 5.75%, 01/20/2042(b)	825,000	1,002,472
6.40%, 01/20/2040(b)	800,000	1,041,806
Republic of Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/2023	950,000	970,188
3.25%, 04/06/2026	975,000	994,802
4.00%, 01/22/2024	970,000	1,038,952
Republic of South Africa Government International Bond (South Africa), Sr. Unsec. Global Bonds, 5.00%, 10/12/2046	1,000,000	938,006
5.38%, 07/24/2044	950,000	937,584
Sr. Unsec. Global Notes, 6.25%, 03/08/2041	200,000	219,000
6.25%, 03/08/2041	700,000	766,010
Romanian Government International Bond (Romania), REGS, Sr. Unsec. Medium-Term Euro Notes, 4.38%, 08/22/2023(b)	970,000	1,039,646
4.88%, 01/22/2024(b)	1,000,000	1,101,925
6.13%, 01/22/2044(b)	730,000	926,433
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/2023(b)	1,000,000	1,081,790
5.63%, 04/04/2042(b)	1,000,000	1,092,036
5.88%, 09/16/2043(b)	800,000	904,158
Serbia International Bond (Serbia), REGS, Sr. Unsec. Euro Notes, 7.25%, 09/28/2021(b)	2,600,000	3,020,277
Slovenia Government International Bond (Slovenia), REGS, Sr. Unsec. Euro Notes, 5.25%, 02/18/2024(b)	900,000	1,036,262
5.50%, 10/26/2022(b)	900,000	1,030,046
5.85%, 05/10/2023(b)	850,000	994,906

	Principal Amount	Value

Sovereign Debt–(continued)

Sri Lanka Government International Bond (Sri Lanka), REGS, Sr. Unsec. Euro Bonds, 6.83%, 07/18/2026(b)	$950,000	$1,026,012
6.85%, 11/03/2025(b)	950,000	1,027,123
Sr. Unsec. Euro Notes, 6.13%, 06/03/2025(b)	950,000	990,001
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan), REGS, Sr. Unsec. Euro Bonds, 5.50%, 10/13/2021(b)	900,000	925,728
Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes , 6.88%, 03/17/2036	850,000	967,062
7.25%, 03/05/2038	830,000	984,891
8.00%, 02/14/2034	920,000	1,154,593
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2021(b)	950,000	982,927
7.75%, 09/01/2022(b)	1,000,000	1,027,500
7.75%, 09/01/2026(b)	1,000,000	985,680
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/2020(b)	1,715,000	694,575
8.25%, 10/13/2024(b)	1,950,000	750,750
9.00%, 05/07/2023(b)	1,750,000	691,250
		86,120,181

Specialized Consumer Services–0.18%

ServiceMaster Co., LLC (The), Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	592,000	609,020
Sr. Unsec. Notes, 7.45%, 08/15/2027	254,000	276,543
		885,563

Specialized Finance–0.24%

AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	200,000	217,500
Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/2020	70,000	79,187
Sr. Unsec. Notes, 5.00%, 04/01/2023	683,000	730,810
5.50%, 02/15/2022	187,000	203,129
		1,230,626

Specialized REIT’s–0.89%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/2024(b)	60,000	62,550
5.38%, 03/15/2027(b)	310,000	327,825
Equinix Inc., Sr. Unsec. Notes, 5.75%, 01/01/2025	18,000	19,440
5.88%, 01/15/2026	920,000	1,012,000

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	$200,000	$218,250
Iron Mountain Inc., Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	115,000	118,881
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	505,000	539,088
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	765,000	833,850
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	344,000	340,990
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	79,000	82,061
4.88%, 09/01/2024	891,000	927,754
		4,482,689

Specialty Chemicals–0.51%

Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	480,000	504,000
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	300,000	311,250
GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	265,000	302,100
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	402,000	468,330
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	472,000	499,140
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	315,000	341,775
Venator Finance S.a.r.l./Venator Materials Corp. (Luxembourg), Sr. Unsec. Notes, 5.75%, 07/15/2025(b)	135,000	139,387
		2,565,982

Steel–0.18%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.50%, 10/15/2039	295,000	347,731
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 12/15/2026	339,000	356,374
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	209,000	217,360
		921,465

	Principal Amount	Value

Systems Software–0.08%

j2 Cloud Services, LLC/ j2 Cloud Co-Obligor, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2025(b)	$29,000	$ 30,269
Symantec Corp., Sr. Unsec. Notes, 5.00%, 04/15/2025(b)	362,000	379,770
		410,039

Technology Distributors–0.10%

CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	467,000	489,766

Technology Hardware, Storage & Peripherals–0.48%

Dell International LLC/ EMC Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	1,035,000	1,152,731
Diebold Nixdorf, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/2024	439,000	479,608
Western Digital Corp., Sr. Unsec. Gtd. Global Notes, 10.50%, 04/01/2024	674,000	800,375
		2,432,714

Trading Companies & Distributors–0.39%

BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	426,000	448,897
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.38%, 10/15/2021	200,000	210,000
6.75%, 12/15/2020	200,000	210,250
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	201,000	218,085
United Rentals North America, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	50,000	53,125
Sr. Unsec. Gtd. Notes, 5.50%, 05/15/2027	151,000	160,060
5.88%, 09/15/2026	325,000	350,594
6.13%, 06/15/2023	300,000	313,125
		1,964,136

Trucking–0.09%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	330,000	322,987
6.38%, 04/01/2024(b)	130,000	134,063
		457,050

Wireless Telecommunication Services–0.68%

Sprint Communications Inc., Sr. Unsec. Global Notes, 11.50%, 11/15/2021	235,000	301,975
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 09/15/2021	764,000	848,040
7.88%, 09/15/2023	1,408,000	1,598,080

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	$200,000	$203,250
Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	450,000	470,250
		3,421,595
Total U.S. Dollar Denominated Bonds & Notes (Cost $209,833,334)		212,369,027

	Shares

Preferred Stocks–22.83%

Asset Management & Custody Banks–1.02%
Affiliated Managers Group Inc., 6.38% Pfd.	5,500	139,480
Apollo Investment Corp., 6.88% Pfd.	10,200	268,566
Ares Management, L.P., Series A, 7.00% Pfd.	10,100	272,397
Bank of New York Mellon Corp. (The), 5.20% Pfd.	21,700	546,840
KKR & Co. L.P., Series A, 6.75% Pfd.	7,300	200,677
KKR & Co. L.P., Series B, 6.50% Pfd.	6,900	184,989
Legg Mason, Inc., 5.45% Pfd.	18,600	463,326
Legg Mason, Inc., 6.38% Pfd.	8,800	238,128
Northern Trust Corp., Series C, 5.85% Pfd.	13,000	352,170
OM Asset Management PLC, 5.13% Pfd.	4,200	103,488
Prospect Capital Corp., 6.25% Pfd.	4,800	124,704
State Street Corp., Series C, 5.25% Pfd.	13,000	330,590
State Street Corp., Series D, 5.90% Pfd.	17,600	502,480
State Street Corp., Series E, 6.00% Pfd.	32,100	859,638
State Street Corp., Series G, 5.35% Pfd.	21,100	587,424
		5,174,897

Cable & Satellite–0.05%
Comcast Corp., 5.00% Pfd.	9,800	251,174

Consumer Finance–0.75%
Capital One Financial Corp., Series B, 6.00% Pfd.	26,100	661,113
Capital One Financial Corp., Series C, 6.25% Pfd.	13,600	359,720
Capital One Financial Corp., Series D, 6.70% Pfd.	13,000	357,500
Capital One Financial Corp., Series F, 6.20% Pfd.	13,000	345,800
Capital One Financial Corp., Series G, 5.20% Pfd.	23,800	593,810
Capital One Financial Corp., Series H, 6.00% Pfd.	26,000	691,600
Discover Financial Services, Series B, 6.50% Pfd.	20,500	526,440
Navient Corp., 6.00% Pfd.	11,200	267,792
		3,803,775

	Shares	Value

Diversified Banks–7.38%
Bank of America Corp., Series 3, 6.38% Pfd.	3,300	$85,371
Bank of America Corp., Series I, 6.63% Pfd.	20,451	527,636
Bank of America Corp., Series W, 6.63% Pfd.	89,500	2,434,400
Bank of America Corp., Series Y, 6.50% Pfd.	74,400	2,005,080
Bank of America Corp., Class CC, 6.20% Pfd.	74,400	1,992,432
Bank of America Corp., Series EE, 6.00% Pfd.	48,400	1,277,760
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	40,000	1,078,800
Citigroup Inc., Series J, 7.13% Pfd.	44,700	1,329,378
Citigroup Inc., Series K, 6.88% Pfd.	40,900	1,225,773
Citigroup Inc., Series L, 6.88% Pfd.	20,400	547,332
Citigroup Inc., Series S, 6.30% Pfd.	52,100	1,394,196
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Pfd.	68,000	1,851,640
ING Groep NV (Netherlands), 6.38% Pfd.	30,000	777,900
JPMorgan Chase & Co., Series O, 5.50% Pfd.	12,400	311,736
JPMorgan Chase & Co., Series P, 5.45% Pfd.	15,500	395,560
JPMorgan Chase & Co., Series T, 6.70% Pfd.	5,800	155,788
JPMorgan Chase & Co., Series W, 6.30% Pfd.	13,600	365,704
JPMorgan Chase & Co., Series Y, 6.13% Pfd.	59,500	1,589,245
JPMorgan Chase & Co., Series AA, 6.10% Pfd.	81,900	2,191,644
JPMorgan Chase & Co., Series BB, 6.15% Pfd.	85,600	2,312,912
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Pfd.	50,201	1,268,077
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Pfd.	17,600	451,264
Santander Finance Preferred SAU (Spain), 6.50% Pfd.	3,400	88,740
US Bancorp, Series F, 6.50% Pfd.	50,000	1,492,000
Wells Fargo & Co., 5.20% Pfd.	52,100	1,305,105
Wells Fargo & Co., 6.63% Pfd.	26,300	789,789
Wells Fargo & Co., Series J, 8.00% Pfd.	14,900	386,506
Wells Fargo & Co., Series O, 5.13% Pfd.	48,400	1,210,968
Wells Fargo & Co., Series P, 5.25% Pfd.	17,000	426,700
Wells Fargo & Co., Series Q, 5.85% Pfd.	24,400	671,976
Wells Fargo & Co., Series T, 6.00% Pfd.	40,900	1,078,942
Wells Fargo & Co., Series V, 6.00% Pfd.	28,600	760,760
Wells Fargo & Co., Series W, 5.70% Pfd.	27,700	719,092
Wells Fargo & Co., Series X, 5.50% Pfd.	78,100	2,002,484
Wells Fargo & Co., Series Y, 5.63% Pfd.	33,900	873,349
		37,376,039

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Diversified Capital Markets–0.75%

Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Pfd.	70,700	$1,860,117
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Pfd.	72,600	1,939,146
		3,799,263

Diversified REIT’s–0.34%

PS Business Parks, Inc., Series T, 6.00% Pfd.	9,300	235,011
PS Business Parks, Inc., Series U, 5.75% Pfd.	10,400	262,704
PS Business Parks, Inc., Series W, 5.20% Pfd.	10,200	255,102
VEREIT Inc., Series F, 6.70% Pfd.	37,200	980,964
		1,733,781

Electric Utilities–1.64%

BGE Capital Trust II, 6.20% Pfd.	7,300	191,187
Duke Energy Corp., 5.13% Pfd.	17,600	448,624
Entergy Arkansas, Inc., 4.88% Pfd.	10,500	259,245
Entergy Arkansas, Inc., 4.90% Pfd.	8,700	217,239
Entergy Louisiana, LLC, 4.88% Pfd.	13,000	319,930
Entergy Louisiana, LLC, 5.25% Pfd.	8,000	202,400
Entergy Mississippi, Inc., 4.90% Pfd.	9,300	229,338
Entergy Texas Inc., 5.63% Pfd.	6,700	181,972
Interstate Power & Light Co., Series D, 5.10% Pfd.	6,200	160,022
NextEra Energy Capital Holdings Inc., 5.00% Investment Units	23,800	598,332
NextEra Energy Capital Holdings Inc., Series G, 5.70% Investment Units	10,400	265,200
NextEra Energy Capital Holdings Inc., Series H, 5.63% Investment Units	18,100	459,197
NextEra Energy Capital Holdings Inc., Series K, 5.25% Investment Units	35,300	910,740
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	3,200	105,175
PPL Capital Funding, Inc., Series B, 5.90% Pfd.	16,100	414,575
SCE Trust IV, Series J, 5.38% Pfd.	21,100	593,965
SCE Trust V, Series K, 5.45% Pfd.	17,600	513,216
SCE Trust VI, 5.00% Pfd.	21,400	548,910
Southern Co. (The), 5.25% Pfd.	37,200	948,600
Southern Co. (The), 6.25% Pfd.	27,100	736,578
		8,304,445

Health Care REIT’s–0.16%

Senior Housing Properties Trust, 5.63% Pfd.	22,300	558,615
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Pfd.	9,600	243,840
		802,455

Industrial Conglomerates–0.36%

General Electric Co., 4.70% Pfd.	18,700	477,411
General Electric Co., 4.88% Pfd.	23,800	605,234
General Electric Co., 4.88% Pfd.	29,800	753,940
		1,836,585

	Shares	Value

Industrial Machinery–0.11%

Stanley Black & Decker Inc., 5.75% Investment Units	22,500	$572,850

Integrated Telecommunication Services–0.89%

Qwest Corp., 6.13% Pfd.	18,600	468,348
Qwest Corp., 6.50% Pfd.	33,500	844,535
Qwest Corp., 6.63% Pfd.	21,100	541,848
Qwest Corp., 6.75% Pfd.	29,800	754,834
Qwest Corp., 6.88% Pfd.	21,100	543,958
Qwest Corp., 7.00% Pfd.	12,000	305,880
Qwest Corp., 7.00% Pfd.	16,300	421,029
Qwest Corp., 7.50% Pfd.	6,256	160,335
Verizon Communications Inc., 5.90% Pfd.	17,600	470,448
		4,511,215

Internet Software & Services–0.14%

eBay Inc., 6.00% Pfd.	26,300	712,204

Investment Banking & Brokerage–1.90%

BGC Partners Inc., 8.13% Pfd.	1,000	25,930
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	12,400	319,672
Charles Schwab Corp. (The), Series C, 6.00% Pfd.	21,100	583,415
Charles Schwab Corp. (The), Series D, 5.95% Pfd.	28,600	790,790
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	7,800	199,680
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	26,100	725,058
Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	44,700	1,325,802
Goldman Sachs Group, Inc. (The), Series N, 6.30% Pfd.	55,400	1,506,326
Morgan Stanley, Series E, 7.13% Pfd.	10,200	305,490
Morgan Stanley, Series F, 6.88% Pfd.	20,400	601,188
Morgan Stanley, Series G, 6.63% Pfd.	17,600	481,888
Morgan Stanley, Series I, 6.38% Pfd.	53,600	1,544,216
Morgan Stanley, Series K, 5.85% Pfd.	41,100	1,120,386
Stifel Financial Corp., Series A, 6.25% Pfd.	4,100	109,470
		9,639,311

Life & Health Insurance–0.80%

Aegon N.V. (Netherlands), 6.38% Pfd.	6,700	175,138
Aegon N.V. (Netherlands), 8.00% Pfd.	45,100	1,191,993
Aflac Inc., 5.50% Pfd.	17,600	448,624
Protective Life Corp., 6.25% Pfd.	14,300	361,075
Prudential Financial Inc., 5.70% Pfd.	26,300	685,641
Prudential Financial Inc., 5.75% Pfd.	18,000	470,340
Prudential PLC (United Kingdom), 6.75% Pfd.	12,300	332,100
Torchmark Corp., 5.88% Pfd.	3,900	99,762
Torchmark Corp., 6.13% Pfd.	9,800	268,324
		4,032,997

Mortgage REIT’s–0.06%

Wells Fargo Real Estate Investment Corp., Series A, 6.38% Pfd.	11,900	315,707

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Multi-Line Insurance–0.24%

American Financial Group, Inc., 6.00% Pfd.	15,800	$432,288
Hartford Financial Services Group Inc. (The), 7.88% Pfd.	20,400	626,484
Kemper Corp., 7.38% Pfd.	5,300	141,139
		1,199,911

Multi-Utilities–0.36%

Dominion Energy, Inc., Series A, 5.25% Investment Units	29,800	756,920
DTE Energy Co., Series B, 5.38% Pfd.	14,000	360,780
DTE Energy Co., Series F, 6.00% Pfd.	11,900	328,083
Integrys Holding, Inc., 6.00%	13,600	359,550
		1,805,333

Office REIT’s–0.35%

Boston Properties, Inc., 5.25% Pfd.	6,300	165,438
Equity Commonwealth, 5.75% Pfd.	5,900	148,444
Government Properties Income Trust, 5.88% Pfd.	10,100	262,398
Kilroy Realty Corp., Series H, 6.38% Pfd.	900	22,491
SL Green Realty Corp., Series I, 6.50% Pfd.	6,700	175,071
Vornado Realty Trust, Series L, 5.40% Pfd.	39,800	1,012,512
		1,786,354

Office Services & Supplies–0.07%

Pitney Bowes Inc., 6.70% Pfd.	13,900	361,817

Oil & Gas Refining & Marketing–0.12%

NuStar Energy L.P., Series A, 8.50% Pfd.	21,800	578,572

Oil & Gas Storage & Transportation–0.02%

Targa Resources Partners LP, Series A, 9.00% Pfd.	3,600	95,040

Other Diversified Financial Services–0.07%

KKR Financial Holdings LLC, Series A, 7.38% Pfd.	13,900	357,647

Property & Casualty Insurance–1.03%

Allstate Corp. (The), 5.10% Pfd.	10,500	289,485
Allstate Corp. (The), 5.63% Pfd.	10,200	267,648
Allstate Corp. (The), Series C, 6.75% Pfd.	10,200	273,870
Allstate Corp. (The), Series E, 6.63% Pfd.	28,600	776,204
Allstate Corp. (The), Series F, 6.25% Pfd.	15,800	433,236
Arch Capital Group Ltd., Series C, 6.75% Pfd.	4,000	101,840
Arch Capital Group Ltd., Series E, 5.25% Pfd.	22,100	544,102
Argo Group U.S. Inc., 6.50% Pfd.	4,200	106,470
Aspen Insurance Holdings Ltd. (Bermuda), 5.63% Pfd.	9,300	242,544
Aspen Insurance Holdings Ltd. (Bermuda), 5.95% Pfd.	9,000	257,760
Assured Guaranty Municipal Holdings Inc., 6.25% Pfd.	9,900	256,410

	Shares	Value

Property & Casualty Insurance–(continued)

AXIS Capital Holdings Ltd., Series E, 5.50% Pfd.	26,300	$658,552
Hanover Insurance Group, Inc. (The), 6.35% Pfd.	5,900	151,040
Selective Insurance Group, Inc., 5.88% Pfd.	5,900	151,866
W. R. Berkley Corp., 5.63% Pfd.	10,500	269,010
W. R. Berkley Corp., 5.75% Pfd.	16,700	437,874
		5,217,911

Regional Banks–2.05%

Associated Banc-Corp, Series D, 5.38% Pfd.	1,400	35,168
BB&T Corp., Series D, 5.85% Pfd.	17,900	456,271
BB&T Corp., Series E, 5.63% Pfd.	44,700	1,133,145
BB&T Corp., Series H, 5.63% Pfd.	46,500	1,239,225
BOK Financial Corp., 5.38% Pfd.	4,400	113,740
CIT Group Inc., Series A, 5.80% Pfd.	70,000	73,675
Commerce Bancshares Inc., Series B, 6.00% Pfd.	4,400	119,592
Cullen/Frost Bankers, Inc., 5.38% Pfd.	4,400	110,088
Fifth Third Bancorp, Series I, 6.63% Pfd.	15,800	480,636
First Horizon National Corp., Series A, 6.20% Pfd.	3,500	89,005
First Republic Bank, Series D, 5.50% Pfd.	7,500	192,750
First Republic Bank, Series E, 7.00% Pfd.	4,500	121,050
First Republic Bank, Series F, 5.70% Pfd.	5,100	135,915
First Republic Bank, Series G, 5.50% Pfd.	4,100	107,420
First Republic Bank, Series H, 5.13% Pfd.	7,100	178,778
FNB Corp., 7.25% Pfd.	3,400	100,266
Hancock Holding Co., 5.95% Pfd.	4,700	123,516
Huntington Bancshares, Inc., Series C, 5.88% Pfd.	3,500	91,245
Huntington Bancshares, Inc., Series D, 6.25% Pfd.	17,000	477,190
KeyCorp, Series E, 6.13% Pfd.	18,600	547,398
People’s United Financial, Inc., Series A, 5.63% Pfd.	8,900	250,891
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	67,000	1,947,690
Regions Financial Corp., Series A, 6.38% Pfd.	13,600	350,472
Regions Financial Corp., Series B, 6.38% Pfd.	20,400	603,636
SunTrust Banks, Inc., Series E, 5.88% Pfd.	16,100	413,770
TCF Financial Corp., 7.50% Pfd.	4,000	101,960
TCF Financial Corp., Series B, 6.45% Pfd.	3,700	94,979
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	9,700	247,544
Valley National Bancorp, Series A, 6.25% Pfd.	3,500	100,625
Webster Financial Corp., Series E, 6.40% Pfd.	3,900	100,113
Wintrust Financial Corp., Series D, 6.50% Pfd.	4,100	116,768
Zions Bancorp., Series G, 6.30% Pfd.	4,900	138,241
		10,392,762

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Reinsurance–0.58%

Endurance Specialty Holdings Ltd. (Bermuda), Series C, 6.35% Pfd.	6,300	$171,486
Maiden Holdings, Ltd., 6.63% Pfd.	3,600	95,940
Maiden Holdings, Ltd., Series A, 8.25% Pfd.	9,100	231,413
Maiden Holdings, Ltd., Series C, 7.13% Pfd.	6,500	172,705
Maiden Holdings, Ltd., Series D, 6.70% Pfd.	5,400	135,378
PartnerRe Ltd. (Bermuda), Series H, 7.25% Pfd.	22,300	673,237
Reinsurance Group of America, Inc., 5.75% Pfd.	17,600	520,080
Reinsurance Group of America, Inc., 6.20% Pfd.	9,800	288,316
RenaissanceRe Holdings Ltd. (Bermuda), Series E, 5.38% Pfd.	13,000	335,400
Validus Holdings, Ltd., 5.80% Pfd.	8,000	202,000
Validus Holdings, Ltd., Series A, 5.88% Pfd.	4,100	105,288
		2,931,243

Residential REIT’s–0.05%

American Homes 4 Rent, Series F, 5.88% Pfd.	5,600	143,640
American Homes 4 Rent, Series G, 5.88% Pfd.	4,500	113,175
		256,815

Retail REIT’s–0.25%

DDR Corp., Series A, 6.38% Pfd.	8,900	239,410
DDR Corp., Series J, 6.50% Pfd.	11,000	279,290
Kimco Realty Corp., Series I, 6.00% Pfd.	8,600	217,408
National Retail Properties, Inc., Series E, 5.70% Pfd.	6,500	166,530
National Retail Properties, Inc., Series F, 5.20% Pfd.	13,600	338,640
Washington Prime Group Inc., Series H, 7.50% Pfd.	1,700	43,180
		1,284,458

Specialized REIT’s–0.87%

Digital Realty Trust, Inc., Series G, 5.88% Pfd.	14,300	367,510
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	14,000	379,400
DuPont Fabros Technology, Inc., Series C, 6.63% Pfd.	5,900	166,380
EPR Properties, Series F, 6.63% Pfd.	3,900	99,450
Public Storage, Series A, 5.88% Pfd.	8,400	226,212
Public Storage, Series B, 5.40% Pfd.	27,100	711,104
Public Storage, Series C, 5.13% Pfd.	27,100	690,508
Public Storage, Series D, 4.95% Pfd.	27,100	672,080
Public Storage, Series E, 4.90% Pfd.	27,100	666,389
Public Storage, Series F, 5.15% Pfd.	8,100	204,201
Public Storage, Series Y, 6.38% Pfd.	8,100	223,722
		4,406,956

	Shares	Value

Thrifts & Mortgage Finance–0.12%

Astoria Financial Corp., Series C, 6.50% Pfd.	4,100	$106,518
New York Community Bancorp Inc., Series A, 6.38% Pfd.	17,500	515,200
		621,718

Trading Companies & Distributors–0.02%

GATX Corp., 5.63% Pfd.	4,100	109,716

Wireless Telecommunication Services–0.28%

Telephone & Data Systems Inc., 5.88% Pfd.	7,000	175,980
Telephone & Data Systems Inc., 7.00% Pfd.	21,700	558,341
United States Cellular Corp., 6.95% Pfd.	5,000	130,400
United States Cellular Corp., 7.25% Pfd.	10,200	272,340
United States Cellular Corp., 7.25% Pfd.	9,800	266,266
		1,403,327
Total Preferred Stocks (Cost $112,436,529)		115,676,278

Common Stocks & Other Equity Interests–14.67%

Diversified REIT’s–0.95%

Gladstone Commercial Corp.	49,590	1,055,280
Global Net Lease, Inc.	57,455	1,264,010
Gramercy Property Trust	23,541	711,409
Investors Real Estate Trust	112,125	697,418
Lexington Realty Trust	103,875	1,057,447
		4,785,564

Health Care REIT’s–1.35%

Care Capital Properties, Inc.	45,208	1,094,938
Global Medical REIT, Inc.	127,032	1,181,398
Medical Properties Trust Inc.	78,449	1,018,268
New Senior Investment Group Inc.	156,601	1,627,084
Sabra Health Care REIT, Inc.	42,938	996,162
Senior Housing Properties Trust	47,838	930,449
		6,848,299

Hotel and Resort REIT’s–1.68%

Apple Hospitality REIT, Inc.	46,928	866,291
Ashford Hospitality Trust, Inc.	173,355	1,090,403
Chatham Lodging Trust	45,910	949,419
Chesapeake Lodging Trust	41,270	1,041,242
Hospitality Properties Trust	34,082	990,423
LaSalle Hotel Properties	30,477	900,290
MGM Growth Properties LLC -Class A	26,806	802,304
RLJ Lodging Trust	43,682	924,311
Xenia Hotels & Resorts, Inc.	47,049	956,036
		8,520,719

Industrial REIT’s–0.14%

STAG Industrial, Inc.	26,546	724,440

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Shares	Value

Mortgage REIT’s–8.33%

AG Mortgage Investment Trust, Inc.	58,619	$1,079,176
AGNC Investment Corp.	197,389	4,180,699
Annaly Capital Management, Inc.	183,632	2,209,093
Anworth Mortgage Asset Corp.	187,815	1,130,646
Apollo Commercial Real Estate Finance, Inc.	43,855	790,706
Arbor Realty Trust, Inc.	36,214	298,766
Blackstone Mortgage Trust, Inc. -Class A	33,282	1,027,415
Capstead Mortgage Corp.	39,357	384,911
Cherry Hill Mortgage Investment Corp.	24,699	473,974
Chimera Investment Corp.	203,875	3,836,928
CYS Investments, Inc.	426,223	3,627,158
Ladder Capital Corp.	100,177	1,318,329
MFA Financial, Inc.	520,104	4,415,683
MTGE Investment Corp.	123,484	2,296,802
New Residential Investment Corp.	248,158	4,218,686
Orchid Island Capital Inc.	61,254	583,751
PennyMac Mortgage Investment Trust	24,122	424,547
Redwood Trust, Inc.	50,205	867,040
Starwood Property Trust, Inc.	171,325	3,776,003
Two Harbors Investment Corp.	423,451	4,187,930
Western Asset Mortgage Capital Corp.	104,151	1,082,129
		42,210,372

Office REIT’s–0.35%

Franklin Street Properties Corp.	82,294	869,848
Government Properties Income Trust	50,522	895,755
		1,765,603

Residential REIT’s–0.40%

Independence Realty Trust, Inc.	106,842	1,081,241
Preferred Apartment Communities, Inc. -Class A	54,815	946,655
		2,027,896

Retail REIT’s–1.15%

CBL & Associates Properties, Inc.	245,646	2,159,228
Washington Prime Group Inc.	235,401	2,123,317
Whitestone REIT	117,518	1,533,610
		5,816,155

Specialized REIT’s–0.32%

CoreCivic, Inc.	27,854	771,556
Geo Group Inc. (The)	28,742	843,563
		1,615,119
Total Common Stocks & Other Equity Interests (Cost $69,980,697)		74,314,167

	Principal Amount

U.S. Treasury Securities–7.24%

U.S. Treasury Bills–0.03%

0.84%, 08/10/2017(e)(f)	$185,000	184,956

		Principal Amount	Value

U.S. Treasury STRIPS–7.21%

2.71%, 11/15/2045(e)(g)		$28,685,000	$12,366,993
2.91%, 11/15/2045(e)(g)		3,000,000	1,293,393
2.99%, 11/15/2045(e)(g)		1,200,000	517,357
3.02%, 11/15/2045(e)(g)		7,100,000	3,061,030
3.03%, 11/15/2045(e)(g)		1,500,000	646,697
3.08%, 11/15/2045(e)(g)		5,900,000	2,543,673
3.10%, 11/15/2045(e)(g)		900,000	388,018
3.13%, 11/15/2045(e)(g)		2,100,000	905,375
3.14%, 11/15/2045(e)(g)		7,000,000	3,017,917
3.17%, 11/15/2045(e)(g)		2,800,000	1,207,167
3.19%, 11/15/2045(e)(g)		3,000,000	1,293,393
3.23%, 11/15/2045(e)(g)		5,200,000	2,241,881
3.24%, 11/15/2045(e)(g)		2,200,000	948,488
3.27%, 11/15/2045(e)(g)		11,015,000	4,748,908
3.31%, 11/15/2045(e)(g)		3,100,000	1,336,506
			36,516,796
Total U.S. Treasury Securities (Cost $36,955,755)			36,701,752

		Shares

Exchange-Traded Notes–4.18%

JPMorgan Alerian MLP Index ETN, 6.28%, 05/24/2024 (Cost $21,763,427)(h)		705,000	21,178,200

		Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.31%(i)

Cable & Satellite–0.10%

SES S.A. (Luxembourg), REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 4.63% (b)(c)	EUR	400,000	$509,861

Construction Materials–0.02%

Maxeda DIY Holding B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 6.13%, 07/15/2022(b)	EUR	100,000	121,709

Electric Utilities–0.06%

Enel S.p.A. (Italy), REGS, Jr. Unsec. Sub. Euro Bonds, 6.63%, 09/15/2076(b)	GBP	200,000	296,764

Environmental & Facilities Services–0.03%

Paprec Holding S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 5.25%, 04/01/2022(b)	EUR	100,000	124,085

Health Care Services–0.05%

Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	200,000	264,755

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

	Principal Amount		Value

Restaurants–0.05%

PizzaExpress Financing 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 6.63%, 08/01/2021(b)	GBP	200,000	$261,296
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,440,812)			1,578,470

		Shares

Money Market Funds–7.47%
Government & Agency Portfolio – Institutional Class, 0.93% (j)		22,706,780	22,706,780
Treasury Portfolio – Institutional Class, 0.91% (j)		15,137,854	15,137,854
Total Money Market Funds (Cost $37,844,634)			37,844,634
TOTAL INVESTMENTS–98.62% (Cost $490,255,188)			499,662,528
OTHER ASSETS LESS LIABILITIES–1.38%			6,982,966
NET ASSETS–100.00%			$506,645,494

Investment Abbreviations:

Deb.	—Debentures
ETN	—Exchange-Traded Notes
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
MLP	—Master Limited Partnership
Pfd.	—Preferred
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
STRIPS	—Separately Traded Registered Interest and Principal Security
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $100,400,658, which represented 19.82% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes	7.63%	8.38%

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1G and Note 3.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.

(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco Multi-Asset Income Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco Multi-Asset Income Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Invesco Multi-Asset Income Fund

G.	Swap Agreements – (continued)

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity

Invesco Multi-Asset Income Fund

G.	Swap Agreements – (continued)

and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2017 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

H.	Other Risks - The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
I.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Multi-Asset Income Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Dollar Denominated Bonds & Notes	$—	$212,369,027	$—	$212,369,027
Preferred Stocks	114,305,138	1,371,140	—	115,676,278
Common Stocks & Other Equity Interests	74,314,167	—	—	74,314,167
U.S. Treasury Securities	—	36,701,752	—	36,701,752
Exchange-Traded Notes	21,178,200	—	—	21,178,200
Non-U.S. Dollar Denominated Bonds & Notes	—	1,578,470	—	1,578,470
Money Market Funds	37,844,634	—	—	37,844,634
	247,642,139	252,020,389	—	499,662,528
Forward Foreign Currency Contracts*	—	(50,220)	—	(50,220)
Futures Contracts*	147,674	—	—	147,674
Swap Agreements*	—	4,645	—	4,645
Total Investments	$247,789,813	$251,974,814	$—	$499,764,627
*  Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/31/2017	Barclays Bank PLC	EUR	91,704	USD	106,218	$108,733	$(2,515)
08/31/2017	Citigroup Global Markets Inc.	EUR	809,669	USD	912,875	960,022	(47,147)
08/31/2017	Citigroup Global Markets Inc.	GBP	738,732	USD	958,897	975,832	(16,935)
08/31/2017	Goldman Sachs International	USD	121,707	EUR	107,379	127,319	5,612
08/31/2017	Goldman Sachs International	USD	482,712	GBP	373,576	493,477	10,765
Total Open Forward Foreign Currency Contracts—Currency Risk							$ (50,220)

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar

Invesco Multi-Asset Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones Euro STOXX 50 Index	Long	355	September-2017	$14,482,924	$(428,977)
E-Mini S&P 500 Index	Long	115	September-2017	14,191,000	209,997
FTSE 100 Index	Long	151	September-2017	14,564,221	(252,031)
Hang Seng Index	Long	108	August-2017	18,824,090	268,850
Russell 2000 Mini Index	Long	197	September-2017	14,030,340	32,982
Tokyo Stock Price Index	Long	136	September-2017	19,982,037	230,497
Subtotal—Equity Risk					61,318
Australian 10 Year Bonds	Short	11	September-2017	(1,134,587)	870
Canadian 10 Year Bonds	Short	42	September-2017	(4,624,969)	93,404
Euro Bonds	Short	25	September-2017	(4,791,898)	1,603
Japanese Mini 10 Year Bonds	Short	89	September-2017	(12,122,894)	(1,898)
Long Gilt	Short	28	September-2017	(4,655,758)	(14,905)
U.S. Treasury Long Bonds	Short	30	September-2017	(4,589,063)	7,282
Subtotal—Interest Rate Risk					86,356
Total Futures Contracts					$147,674

Open Centrally Cleared Credit Default Swap Agreements- Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments Paid	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America High Yield Index, Series 28, Version 1	Sell	5.00%	06/20/2022	3.21%	$2,500,000	$185,027	$4,645

Abbreviations:

CME – Chicago Mercantile Exchange
(a)	Implied credit spreads represent the current level, as of July 31, 2017, at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

	Value
Derivative Assets	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$—	$742,326	$103,159	$845,485
Unrealized appreciation on swap agreements—Centrally Cleared	4,645	—	—	—	4,645
Unrealized appreciation on forward foreign currency contracts outstanding	—	16,377	—	—	16,377
Total Derivative Assets	4,645	16,377	742,326	103,159	866,507
Derivatives not subject to master netting agreements	(4,645)	—	(742,326)	(103,159)	(850,130)
Total Derivative Assets subject to master netting agreements	$—	$16,377	$—	$—	$16,377

Invesco Multi-Asset Income Fund

	Value
Derivative Liabilities	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$—	$(681,008)	$(16,803)	$(697,811)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(66,597)	—	—	(66,597)
Total Derivative Liabilities	—	(66,597)	(681,008)	(16,803)	(764,408)
Derivatives not subject to master netting agreements	—	—	681,008	16,803	697,811
Total Derivative Liabilities subject to master netting agreements	$—	$(66,597)	$—	$—	$(66,597)

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(9,766)	$—	$—	$(9,766)
Futures contracts	—	—	7,366,485	(801,258)	6,565,227
Swap agreements	262,246	—	—	—	262,246
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(101,836)	—	—	(101,836)
Futures contracts	—	—	(64,717)	(102,392)	(167,109)
Swap agreements	(27,808)	—	—	—	(27,808)
Total	$234,438	$(111,602)	$7,301,768	$(903,650)	$6,520,954

The table below summarizes the nine month average notional value of forward foreign currency contracts and futures contracts and the six month average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$1,526,022	$98,937,899	$3,296,167

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $372,355,245 and $77,406,892, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $19,621,400, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$11,844,406
Aggregate unrealized (depreciation) of investment securities	(2,930,528)
Net unrealized appreciation of investment securities	$8,913,878
Cost of investments for tax purposes is $490,748,650.

Invesco Multi-Asset Income Fund

Invesco Pacific Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	MS-PGRO-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.44%

Australia–4.02%

Commonwealth Bank of Australia	15,942	$1,067,659
National Australia Bank Ltd.	30,256	726,318
Orora Ltd.	807,939	1,786,613
		3,580,590

China–14.06%

China Animal Healthcare Ltd. (a)	349,000	58,086
Ping An Insurance (Group) Co. of China Ltd. -Class H	237,000	1,754,918
Semiconductor Manufacturing International Corp. (a)	764,000	841,194
Sunny Optical Technology Group Co., Ltd.	67,000	791,754
Tencent Holdings Ltd.	208,100	8,297,729
ZTE Corp. -Class H (a)	300,600	772,285
		12,515,966

Hong Kong–3.76%

AIA Group Ltd.	424,800	3,347,473
Henderson Land Development Co. Ltd.	121	699
		3,348,172

India–9.65%

Bajaj Finance Ltd.	83,463	2,211,241
Britannia Industries Ltd.	33,795	2,064,740
Eicher Motors Ltd.	3,724	1,745,237
Maruti Suzuki India Ltd.	21,270	2,568,156
		8,589,374

Indonesia–3.19%

PT Telekomunikasi Indonesia Persero Tbk	2,828,100	995,406
PT Unilever Indonesia Tbk	502,300	1,845,222
		2,840,628

Japan–37.06%

AIDA ENGINEERING, LTD.	106,700	1,081,278
Casio Computer Co., Ltd.	92,700	1,520,541
Daikin Industries, Ltd.	14,300	1,517,895
Daiwa House Industry Co., Ltd.	41,200	1,438,683
FUKUSHIMA INDUSTRIES CORP.	36,000	1,495,849
H.I.S. Co., Ltd.	44,200	1,361,388
Hitachi High-Technologies Corp.	22,400	827,108
K’s Holdings Corp. (b)	43,300	870,517
Kakaku.com, Inc.	79,400	1,121,577
Komatsu Ltd.	55,700	1,498,051
Konoike Transport Co., Ltd.	82,800	1,129,040
Mitsubishi Corp.	59,400	1,291,468
Nidec Corp.	14,500	1,599,637
Nifco Inc.	24,500	1,413,654
OMRON CORP.	29,600	1,479,664

	Shares	Value

Japan–(continued)

OTSUKA CORP.	20,500	$1,344,659
PALTAC CORP.	28,200	1,023,361
PERSOL HOLDINGS CO., LTD.	34,200	648,474
Relo Group, Inc.	32,900	660,537
Resorttrust, Inc.	55,500	1,024,151
SCSK Corp.	21,700	918,399
Sekisui Chemical Co., Ltd.	70,700	1,303,356
Seria Co., Ltd.	13,700	679,873
Sumitomo Metal Mining Co., Ltd.	103,000	1,559,134
Tsubakimoto Chain Co.	160,000	1,360,127
Yamaha Motor Co., Ltd.	52,000	1,311,499
Yaskawa Electric Corp.	56,100	1,507,027
		32,986,947

Philippines–1.52%

Ayala Corp.	78,980	1,353,174

South Korea–14.45%

AMOREPACIFIC Group	13,299	1,441,070
BGFretail Co., Ltd.	17,214	1,421,011
NAVER Corp.	2,206	1,575,897
Nongshim Co., Ltd.	2,864	816,610
Ottogi Corp.	1,079	754,792
Samsung Electronics Co., Ltd.	3,182	6,851,111
		12,860,491

Taiwan–7.15%

Largan Precision Co., Ltd.	9,000	1,636,197
Taiwan Semiconductor Manufacturing Co. Ltd.	667,143	4,724,700
		6,360,897

Thailand–1.58%

Siam Cement PCL (The)	92,200	1,401,692
Total Common Stocks & Other Equity Interests (Cost $66,404,451)		85,837,931

Money Market Funds–0.91%

Government & Agency Portfolio – Institutional Class, 0.93% (c)	488,869	488,869
Treasury Portfolio – Institutional Class, 0.91% (c)	325,911	325,911
Total Money Market Funds (Cost $814,780)		814,780
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.35% (Cost $67,219,231)		86,652,711

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–0.77%

Government & Agency Portfolio – Institutional Class, 0.93% (Cost $681,326)(c)(d)	681,326	$681,326
TOTAL INVESTMENTS–98.12% (Cost $67,900,557)		87,334,037
OTHER ASSETS LESS LIABILITIES–1.88%		1,673,889
NET ASSETS–100.00%		$89,007,926

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at July 31, 2017.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Pacific Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Pacific Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Pacific Growth Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Pacific Growth Fund

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2017, there were transfers from Level 1 to Level 2 of $9,194,320 and from

Level 2 to Level 1 of $12,656,222, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$1,067,659	$2,512,931	$—	$3,580,590
China	841,194	11,616,686	58,086	12,515,966
Hong Kong	3,347,473	699	—	3,348,172
India	6,378,133	2,211,241	—	8,589,374
Indonesia	2,840,628	—	—	2,840,628
Japan	32,986,947	—	—	32,986,947
Philippines	1,353,174	—	—	1,353,174
South Korea	9,026,914	3,833,577	—	12,860,491
Taiwan	—	6,360,897	—	6,360,897
Thailand	1,401,692	—	—	1,401,692
Money Market Funds	1,496,106	—	—	1,496,106
Total Investments	$60,739,920	$26,536,031	$58,086	$87,334,037

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $32,700,150 and $40,127,933, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 20,101,675
Aggregate unrealized (depreciation) of investment securities	(847,126)
Net unrealized appreciation of investment securities	$ 19,254,549
Cost of investments for tax purposes is $68,079,488.

Invesco Pacific Growth Fund

Invesco Select Companies Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	SCO-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2017

(Unaudited)

	Shares	Value

Common Stocks–89.50%

Airlines–4.65%

Spirit Airlines Inc. (b)	621,810	$24,157,318

Application Software–2.15%

Nuance Communications, Inc. (b)	644,336	11,147,013

Automotive Retail–2.37%

America’s Car-Mart, Inc. (b)	314,652	12,334,358

Cable & Satellite–4.93%

Liberty Broadband Corp. -Class A(b)	259,076	25,627,798

Commodity Chemicals–2.82%

Chemtrade Logistics Income Fund (Canada)	1,045,784	14,628,813

Communications Equipment–5.57%

CommScope Holding Co., Inc. (b)	786,536	28,928,794

Consumer Finance–6.54%

Encore Capital Group, Inc. (b)	846,975	33,963,697

Data Processing & Outsourced Services–9.70%

Alliance Data Systems Corp.	66,801	16,127,766
Global Payments Inc.	192,765	18,191,233
Sabre Corp.	726,795	16,083,973
		50,402,972

Diversified Support Services–2.13%

Performant Financial Corp. (b)(c)	5,527,196	11,054,392

Electrical Components & Equipment–4.83%

Regal-Beloit Corp.	301,288	25,112,355

Health Care Supplies–3.17%

Cooper Cos., Inc. (The)	67,612	16,488,538

IT Consulting & Other Services–4.05%

Booz Allen Hamilton Holding Corp.	613,104	21,029,467

Life Sciences Tools & Services–4.84%

Charles River Laboratories International, Inc. (b)	256,205	25,159,331

Oil & Gas Equipment & Services–0.64%

ION Geophysical Corp. (b)(c)	938,485	3,331,622

Oil & Gas Storage & Transportation–6.18%

GasLog Ltd. (Monaco)	1,760,030	32,120,547

Other Diversified Financial Services–0.00%

Brompton Corp. (Canada) (b)	69,374	0

Publishing–4.69%

John Wiley & Sons, Inc. -Class A	440,684	24,347,791

	Shares	Value

Real Estate Services–3.60%

Colliers International Group Inc. (Canada)	346,949	$18,686,686

Semiconductors–4.85%

Microsemi Corp. (b)	484,010	25,207,241

Specialty Chemicals–3.36%

Axalta Coating Systems Ltd. (b)	553,938	17,449,047

Systems Software–4.47%

TiVo Corp.	1,186,166	23,248,854

Trading Companies & Distributors–3.96%

SiteOne Landscape Supply, Inc. (b)	391,501	20,553,803
Total Common Stocks (Cost $396,627,570)		464,980,437

Money Market Funds–7.70%

Government & Agency Portfolio – Institutional Class, 0.93% (d)	24,014,711	24,014,711
Treasury Portfolio – Institutional Class, 0.91% (d)	16,009,808	16,009,808
Total Money Market Funds (Cost $40,024,519)		40,024,519
TOTAL INVESTMENTS–97.20% (Cost $436,652,089)		505,004,956
OTHER ASSETS LESS LIABILITIES–2.80%		14,561,804
NET ASSETS–100.00%		$519,566,760

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2017 was $14,386,014, which represented 2.77% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Select Companies Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Select Companies Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Select Companies Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$464,980,437	$—	$0	$464,980,437
Money Market Funds	40,024,519	—	—	40,024,519
Total Investments	$505,004,956	$—	$0	$505,004,956

Invesco Select Companies Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended July 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/17	Dividend Income
America’s Car-Mart, Inc(a)	$26,875,338	$—	$(14,347,117)	$(961,979)	$768,116	$12,334,358	$—
Encore Capital Group, Inc(a)	31,706,504	—	(23,799,166)	36,236,040	(10,179,681)	33,963,697	—
Hampshire Group, Ltd	7,114	—	(1,184)	8,148,285	(8,154,215)	—	—
ION Geophysical Corp.	5,537,067	—	—	(2,205,342)	(103)	3,331,622	—
Performant Financial Corp.	16,526,316	—	—	(5,471,924)	—	11,054,392	—
Total	$80,652,339	$—	$(38,147,467)	$35,745,080	$(17,565,883)	$60,684,069	$—

(a) As of July 31, 2017, this security is no longer considered as an affiliate of the fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $70,306,980 and $249,116,751, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 182,914,823
Aggregate unrealized (depreciation) of investment securities	(114,759,511)
Net unrealized appreciation of investment securities	$ 68,155,312
Cost of investments for tax purposes is $436,849,644.

Invesco Select Companies Fund

Invesco World Bond Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2017

invesco.com/us	WBD-QTR-1 07/17	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2017

(Unaudited)

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–42.73%(a)

Australia–2.28%

Australia Government Bond, Series TB136, REGS, Sr. Unsec. Bonds, 4.75%, 04/21/2027(b)	AUD	800,000	$755,791

Austria–1.50%

OMV AG, REGS, Jr. Unsec. Sub. Euro Bonds, 6.75% (b)(c)	EUR	400,000	495,611

Canada–2.84%

City of Ottawa, Unsec. Bonds, 3.10%, 07/27/2048	CAD	500,000	369,485
Province of British Columbia, Unsec. Bonds, 2.80%, 06/18/2048	CAD	290,000	213,515
Province of Ontario, Unsec. Bonds, 3.45%, 06/02/2045	CAD	430,000	355,057
			938,057

France–4.81%

French Republic Government Bond OAT, REGS, Unsec. Euro Bonds, 1.00%, 05/25/2027(b)	EUR	880,000	1,060,871
Orange S.A., REGS, Jr. Unsec. Sub. Euro Notes, 5.88% (b)(c)	GBP	200,000	293,514
TOTAL S.A., REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 2.63% (b)(c)	EUR	200,000	236,149
			1,590,534

Germany–0.59%

Volkswagen International Finance N.V., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 3.88% (b)(c)	EUR	160,000	194,395

India–1.44%

Province of British Columbia, Sr. Unsec. Bonds, 6.60%, 01/09/2020(b)	INR	30,000,000	475,316

Indonesia–2.69%

Indonesia Treasury Bond, Series FR54, Sr. Unsec. Bonds, 9.50%, 07/15/2031	IDR	6,200,000,000	546,475
Series FR72, Sr. Unsec. Bonds, 8.25%, 05/15/2036	IDR	4,300,000,000	342,790
			889,265

Italy–2.43%

Italy Buoni Poliennali del Tesoro, REGS, Sr. Unsec. Euro Bonds, 2.80%, 03/01/2067(b)	EUR	800,000	804,701

		Principal Amount	Value

Ivory Coast–0.36%

Ivory Coast Government International Bond, Sr. Unsec. Bonds, 5.13%, 06/15/2025(b)	EUR	100,000	$120,988

Japan–3.28%

Japan Government Forty Year Bond, Sr. Unsec. Bonds, 0.40%, 03/20/2056	JPY	150,000,000	1,085,434

Luxembourg–0.58%

SES S.A., REGS, Jr. Unsec. Gtd. Sub. Euro Bonds, 4.63% (b)(c)	EUR	150,000	191,198

Mexico–1.32%

Petróleos Mexicanos, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 2.75%, 04/21/2027(b)	EUR	400,000	435,367

Netherlands–3.19%

Achmea B.V., Series 1, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.00% (c)	EUR	500,000	617,553
Coöperatieve Rabobank U.A., REGS, Jr. Unsec. Sub. Euro Bonds, 5.50% (b)(c)	EUR	200,000	254,646
IPD 3 B.V., Sr. Sec. Gtd. Notes, 4.50%, 07/15/2022(b)	EUR	150,000	181,600
			1,053,799

Peru–0.71%

Peru Government Bond, REGS, Sr. Unsec. Bonds, 6.15%, 08/12/2032(b)	PEN	737,000	234,000

Spain–2.35%

Spain Government Bond, REGS, Sr. Unsec. Euro Bonds, 3.45%, 07/30/2066(b)	EUR	615,000	778,798

Switzerland–0.80%

UBS Group AG, REGS, Jr. Unsec. Sub. Euro Bonds, 5.75% (b)(c)	EUR	200,000	266,261

United Kingdom–7.09%

Boparan Finance PLC, REGS, Sr. Sec. Gtd. First Lien Euro Notes, 5.50%, 07/15/2021(b)	GBP	200,000	261,267
Coventry Building Society (The), REGS, Jr. Unsec. Sub. Euro Bonds, 6.38% (b)(c)	GBP	280,000	383,423

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

		Principal Amount	Value

United Kingdom–(continued)

Direct Line Insurance Group PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 9.25%, 04/27/2042(b)	GBP	280,000	$480,245
Nationwide Building Society, REGS, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.88% (b)(c)	GBP	200,000	277,318
NGG Finance PLC, REGS, Unsec. Gtd. Sub. Euro Notes, 5.63%, 06/18/2073(b)	GBP	250,000	375,794
Scottish Widows Ltd., REGS, Unsec. Sub. Euro Notes, 5.50%, 06/16/2023(b)	GBP	150,000	225,684
United Kingdom Gilt, REGS, Unsec. Bonds, 3.50%, 07/22/2068(b)	GBP	160,000	340,450
			2,344,181

United States–4.25%

Apple Inc., REGS, Sr. Unsec. Medium-Term Notes, 3.70%, 08/28/2022(b)	AUD	1,100,000	911,885
Goldman Sachs Group, Inc. (The), REGS, Sr. Unsec. Medium-Term DIP Notes, 5.00%, 08/08/2018(b)	AUD	600,000	492,800
			1,404,685

Uruguay–0.22%

Uruguay Government International Bond, Sr. Unsec. Notes, 9.88%, 06/20/2022(b)	UYU	1,900,000	71,990
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $13,385,179)			14,130,371

U.S. Dollar Denominated Bonds & Notes–28.97%

Brazil–1.43%

Petrobras Global Finance B.V.,
Sr. Unsec. Gtd. Global Notes, 7.38%, 01/17/2027		$110,000	119,625
8.75%, 05/23/2026		300,000	353,437
			473,062

Cayman Islands–0.53%

SPARC EM SPC Panama Metro Line 2 S.P., Sr. Sec. Gtd. Notes, 0.00%, 12/05/2022(b)(d)		200,000	176,790

Colombia–0.60%

Avianca Holdings S.A./ Avianca Leasing LLC/ Grupo Taca Holdings, REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)		200,000	199,250

Ecuador–0.62%

Ecuador Government International Bond, Sr. Unsec. Notes, 9.63%, 06/02/2027(b)		200,000	205,000

	Principal Amount	Value

Ireland–0.88%

AerCap Global Aviation Trust, Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$267,000	$290,362

Ivory Coast–0.57%

Ivory Coast Government International Bond, REGS, Sr. Unsec. Euro Bonds, 5.75%, 12/31/2032(b)(e)	193,000	189,690

Mexico–3.30%

Mexico City Airport Trust, Sr. Sec. Notes, 4.25%, 10/31/2026(b)	219,000	223,944
REGS, Sr. Sec. Euro Bonds, 5.50%, 10/31/2046(b)	200,000	204,938
Petróleos Mexicanos, Sr. Unsec. Gtd. Notes, 6.50%, 03/13/2027(b)	233,000	255,968
SixSigma Networks México, S.A. de C.V., REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 11/07/2021(b)	200,000	202,600
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., Sr. Unsec. Gtd. Bonds, 7.25%, 09/27/2023(b)	200,000	203,979
		1,091,429

Netherlands–0.98%

ING Groep N.V., Jr. Unsec. Sub. Global Notes, 6.50% (c)	300,000	325,500

Oman–0.91%

Oman Government International Bond, Sr. Unsec. Notes, 6.50%, 03/08/2047(b)	288,000	300,969

Russia–2.44%

Credit Bank of Moscow Via CBOM Finance PLC, Jr. Unsec. Sub. Notes, 8.88% (b)(c)	326,000	311,499
Unsec. Sub. Notes, 7.50%, 10/05/2027(b)	500,000	494,375
		805,874

Turkey–6.08%

Finansbank A.S., Sr. Unsec. Notes, 4.88%, 05/19/2022(b)	515,000	510,471
Turkiye Garanti Bankasi A.S., Unsec. Sub. Notes, 6.13%, 05/24/2027(b)	200,000	200,445
Turkiye Is Bankasi A.S., Sr. Unsec. Notes, 6.13%, 04/25/2024(b)	380,000	388,974
Yapi ve Kredi Bankasi A.S., Sr. Unsec. Notes, 5.75%, 02/24/2022(b)	547,000	562,572
5.85%, 06/21/2024(b)	345,000	347,716
		2,010,178

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

	Principal Amount	Value

Ukraine–1.21%

Ukraine Government International Bond, REGS, Sr. Unsec. Euro Notes, 7.75%, 09/01/2024(b)	$400,000	$400,420

United Arab Emirates–1.68%

DAE Funding LLC, Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2020(b)	74,000	75,387
4.50%, 08/01/2022(b)	69,000	70,553
5.00%, 08/01/2024(b)	400,000	409,500
		555,440

United States–5.52%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	246,000	276,496
NGPL PipeCo. LLC, Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	56,000	57,820
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	56,000	57,820
7.77%, 12/15/2037(b)	130,000	161,850
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	197,000	211,036
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	300,000	309,000
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/2022	400,000	416,000
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	300,000	334,125
		1,824,147

Zambia–2.22%

First Quantum Minerals Ltd., Sr. Unsec. Gtd. Notes, 7.25%, 04/01/2023(b)	200,000	206,500
7.50%, 04/01/2025(b)	300,000	309,375
Zambia Government International Bond, Sr. Unsec. Notes, 8.97%, 07/30/2027(b)	200,000	217,750
		733,625
Total U.S. Dollar Denominated Bonds & Notes (Cost $9,239,633)		9,581,736

U.S. Treasury Securities–11.82%

U.S. Treasury Notes –11.82%

2.00%, 11/15/2026 (Cost $3,851,392)	4,000,000	3,909,844

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.32%

United States–0.32%

Freddie Mac Multifamily Securitization, Series K038, Class X1, Variable Rate Pass Through Ctfs.,1.18%, 03/25/2024(f) (Cost $105,451)	$1,658,603	$105,697

	Shares

Money Market Funds–14.44%

Government & Agency Portfolio – Institutional Class, 0.93% (g)	2,864,114	2,864,114
Treasury Portfolio – Institutional Class, 0.91% (g)	1,909,409	1,909,409
Total Money Market Funds (Cost $4,773,523)		4,773,523

Options Purchased–0.03%

(Cost $26,733) (h)		9,013
TOTAL INVESTMENTS–98.31% (Cost $31,381,911)		32,510,184
OTHER ASSETS LESS LIABILITIES–1.69%		559,075
NET ASSETS–100.00%		$33,069,259

Investment Abbreviations:

AUD	—Australian Dollar
CAD	—Canadian Dollar
Ctfs.	—Certificates
DIP	—Debtor-in-Possession
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
Jr.	—Junior
PEN	—Peruvian Sol
REGS	—Regulation S
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
UYU	—Uruguayan Peso

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2017 was $18,422,075, which represented 55.71% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Zero coupon bond issued at a discount.

(e)	Step coupon bond. Rate shown is the rate in effect on July 31, 2017.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2017.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2017.

(h)	The table below details options purchased. See Note 1G, Note 1H and Note 3.

Open Over-The-Counter Credit Default Swaptions Purchased - Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	Goldman Sachs International	104.00%	Receive	CDX North America High Yield Index, Series 28, Version 1	09/20/2017	3.21%	$ 3,400,000	$4,630

Open Over-The-Counter Foreign Currency Options Purchased - Currency Risk
Description			Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value	Value
USD versus CHF			Call	Goldman Sachs International	09/01/2017	CHF 0.9788		$1,000,000	$4,383
Total Options Purchased (Cost $26,733)									$9,013

Abbreviations:

CHF  —  Swiss Franc

(a)	Implied credit spreads represent the current level as of July 31, 2017 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco World Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco World Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco World Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

Invesco World Bond Fund

G.	Call Options Purchased and Written – (continued)

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

Invesco World Bond Fund

I.	Swap Agreements – (continued)

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco World Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Non-U.S. Dollar Denominated Bonds & Notes	$—	$14,130,371	$—	$14,130,371
U.S. Dollar Denominated Bonds & Notes	—	9,581,736	—	9,581,736
U.S. Treasury Securities	—	3,909,844	—	3,909,844
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	105,697	—	105,697
Money Market Funds	4,773,523	—	—	4,773,523
Options Purchased	—	9,013	—	9,013
	4,773,523	27,736,661	—	32,510,184
Forward Foreign Currency Contracts*	—	(85,132)	—	(85,132)
Futures Contracts*	26,792	—	—	26,792
Swap Agreements*	—	(8,735)	—	(8,735)
Total Investments	$4,800,315	$27,642,794	$—	$32,443,109
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco World Bond Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
8/31/2017	Barclays Bank, PLC	AUD	2,585,000	USD	1,929,165	$2,066,740	$(137,575)
8/31/2017	Barclays Bank, PLC	CAD	1,200,000	USD	889,492	962,981	(73,489)
8/31/2017	Barclays Bank, PLC	CLP	465,000,000	USD	685,912	713,356	(27,444)
8/31/2017	Barclays Bank, PLC	CZK	7,300,000	USD	330,466	332,055	(1,589)
8/31/2017	Barclays Bank, PLC	GBP	300,000	USD	382,855	396,287	(13,432)
8/31/2017	Barclays Bank, PLC	HUF	130,000,000	USD	486,897	506,616	(19,719)
8/31/2017	Barclays Bank, PLC	INR	30,000,000	USD	458,652	466,204	(7,552)
8/31/2017	Barclays Bank, PLC	JPY	60,000,000	USD	539,831	545,148	(5,317)
8/31/2017	Barclays Bank, PLC	KRW	230,370,000	USD	530,766	535,915	(5,149)
8/31/2017	Barclays Bank, PLC	PLN	2,400,000	USD	656,416	667,289	(10,873)
8/31/2017	Barclays Bank, PLC	RUB	50,000,000	USD	827,606	830,983	(3,377)
8/31/2017	Barclays Bank, PLC	TWD	40,000,000	USD	1,326,926	1,321,295	5,631
8/31/2017	Barclays Bank, PLC	USD	312,945	AUD	415,000	331,798	18,853
8/31/2017	Barclays Bank, PLC	USD	702,205	CLP	465,000,000	713,356	11,151
8/31/2017	Barclays Bank, PLC	USD	399,603	EUR	350,000	414,993	15,390
8/31/2017	Barclays Bank, PLC	USD	668,584	GBP	520,000	686,897	18,313
8/31/2017	Barclays Bank, PLC	USD	983,732	HUF	260,000,000	1,013,232	29,500
8/31/2017	Barclays Bank, PLC	USD	628,444	JPY	70,000,000	636,006	7,562
8/31/2017	Barclays Bank, PLC	USD	557,917	KRW	630,000,000	562,711	4,794
8/31/2017	Barclays Bank, PLC	USD	339,192	MXN	6,000,000	335,159	(4,033)
8/31/2017	Barclays Bank, PLC	USD	744,767	PHP	37,000,000	731,888	(12,879)
8/31/2017	Barclays Bank, PLC	USD	707,773	RUB	42,000,000	698,026	(9,747)
8/31/2017	Barclays Bank, PLC	USD	1,009,302	TRY	3,600,000	1,012,374	3,072
8/31/2017	Barclays Bank, PLC	USD	163,093	ZAR	2,200,000	165,960	2,867
8/31/2017	Barclays Bank, PLC	ZAR	10,700,000	USD	804,976	807,168	(2,192)
8/31/2017	BNP Paribas S.A.	EUR	500,000	USD	572,043	592,848	(20,805)
8/31/2017	BNP Paribas S.A.	GBP	400,000	USD	518,562	528,382	(9,820)
8/31/2017	BNP Paribas S.A.	USD	570,511	EUR	500,000	592,848	22,337
8/31/2017	Citigroup Global Markets Inc.	USD	653,263	TRY	2,400,000	674,916	21,653
8/31/2017	Deutsche Bank Securities Inc.	EUR	570,339	NOK	5,400,000	651,470	10,875
8/31/2017	Deutsche Bank Securities Inc.	NOK	5,400,000	USD	635,138	687,124	(51,986)
8/31/2017	Deutsche Bank Securities Inc.	PLN	1,200,000	USD	329,830	333,644	(3,814)
8/31/2017	Deutsche Bank Securities Inc.	USD	995,259	EUR	850,000	1,007,842	12,583
8/31/2017	Deutsche Bank Securities Inc.	USD	546,920	HUF	150,000,000	584,557	37,637
8/31/2017	Deutsche Bank Securities Inc.	USD	80,271	PLN	300,000	83,411	3,140
8/31/2017	Goldman Sachs International	AUD	430,000	USD	326,417	343,790	(17,373)
8/31/2017	Goldman Sachs International	CAD	1,000,000	USD	794,290	802,483	(8,193)
8/31/2017	Goldman Sachs International	COP	3,215,000,000	USD	1,073,955	1,072,297	1,658
8/31/2017	Goldman Sachs International	EUR	2,600,000	USD	2,993,917	3,082,810	(88,893)
8/31/2017	Goldman Sachs International	HUF	50,000,000	USD	190,332	194,852	(4,520)
8/31/2017	Goldman Sachs International	IDR	5,500,000,000	USD	410,969	411,829	(860)
8/31/2017	Goldman Sachs International	INR	32,000,000	USD	489,971	497,285	(7,314)
8/31/2017	Goldman Sachs International	JPY	65,000,000	USD	591,677	590,577	1,100
8/31/2017	Goldman Sachs International	KRW	500,000,000	USD	446,029	446,596	(567)
8/31/2017	Goldman Sachs International	MXN	59,000,000	USD	3,233,337	3,295,727	(62,390)
8/31/2017	Goldman Sachs International	PEN	2,100,000	USD	633,962	646,111	(12,149)
8/31/2017	Goldman Sachs International	PHP	72,000,000	USD	1,419,422	1,424,214	(4,792)
8/31/2017	Goldman Sachs International	PLN	5,000,000	USD	1,350,161	1,390,186	(40,025)
8/31/2017	Goldman Sachs International	RUB	78,800,000	USD	1,330,489	1,309,628	20,861
8/31/2017	Goldman Sachs International	USD	327,715	AUD	420,000	335,795	8,080
8/31/2017	Goldman Sachs International	USD	764,071	CAD	1,000,000	802,484	38,413
8/31/2017	Goldman Sachs International	USD	248,800	CHF	240,045	248,737	(63)
8/31/2017	Goldman Sachs International	USD	1,066,174	COP	3,215,000,000	1,072,297	6,123
8/31/2017	Goldman Sachs International	USD	993,831	CZK	22,700,000	1,032,556	38,725
8/31/2017	Goldman Sachs International	USD	1,910,205	EUR	1,660,000	1,968,255	58,050

Invesco World Bond Fund

Open Forward Foreign Currency Contracts – (continued)
							Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Contract to				Notional Value
		Deliver		Receive
8/31/2017	Goldman Sachs International	USD	409,989	IDR	5,500,000,000	$ 411,829	$ 1,840
8/31/2017	Goldman Sachs International	USD	5,603,826	JPY	624,611,320	5,675,096	71,270
8/31/2017	Goldman Sachs International	USD	325,046	KRW	370,000,000	330,481	5,435
8/31/2017	Goldman Sachs International	USD	5,542,570	MXN	101,000,000	5,641,839	99,269
8/31/2017	Goldman Sachs International	USD	641,124	PEN	2,100,000	646,111	4,987
8/31/2017	Goldman Sachs International	USD	688,028	PHP	35,000,000	692,326	4,298
8/31/2017	Goldman Sachs International	USD	1,353,242	PLN	5,000,000	1,390,184	36,942
8/31/2017	Goldman Sachs International	USD	829,020	RUB	50,000,000	830,982	1,962
8/31/2017	Goldman Sachs International	USD	831,386	SEK	7,000,000	868,482	37,096
8/31/2017	Goldman Sachs International	USD	509,761	ZAR	6,700,000	505,423	(4,338)
8/31/2017	Goldman Sachs International	ZAR	6,200,000	USD	473,415	467,705	5,710
8/31/2017	Merrill Lynch International	CAD	420,000	USD	335,303	337,043	(1,740)
8/31/2017	Merrill Lynch International	USD	333,593	CAD	420,000	337,043	3,450
8/31/2017	Morgan Stanley & Co. LLC	EUR	500,000	USD	563,702	592,848	(29,146)
8/31/2017	Morgan Stanley & Co. LLC	HUF	150,000,000	USD	542,867	584,557	(41,690)
8/31/2017	Morgan Stanley & Co. LLC	USD	1,854,701	EUR	1,650,298	1,956,752	102,051
8/31/2017	Morgan Stanley & Co. LLC	USD	164,045	ZAR	2,200,000	165,960	1,915
8/31/2017	RBC Capital Markets Corp.	GBP	500,000	USD	642,454	660,478	(18,024)
8/31/2017	Royal Bank of Scotland Securities Inc.	MXN	29,900,000	USD	1,587,549	1,670,208	(82,659)
8/31/2017	Royal Bank of Scotland Securities Inc.	NOK	5,000,000	USD	629,052	636,226	(7,174)
8/31/2017	Royal Bank of Scotland Securities Inc.	USD	597,247	NOK	5,000,000	636,226	38,979
8/31/2017	TD Bank, N.A.	ZAR	3,250,000	USD	245,391	245,167	224
9/5/2017	Barclays Bank, PLC	BRL	3,000,000	USD	943,159	955,265	(12,106)
9/5/2017	Barclays Bank, PLC	USD	944,205	BRL	3,000,000	955,264	11,059
9/29/2017	Barclays Bank, PLC	TWD	30,000,000	USD	975,991	992,080	(16,089)
9/29/2017	Goldman Sachs International	USD	992,556	TWD	30,000,000	992,080	(476)
12/22/2017	Goldman Sachs International	TWD	40,000,000	USD	1,242,236	1,331,270	(89,034)
12/22/2017	Goldman Sachs International	USD	1,270,850	TWD	40,000,000	1,331,270	60,420
Total Forward Foreign Currency Contracts—Currency Risk							$(85,132)

Currency Abbreviations:
AUD	— Australian Dollar	EUR	— Euro	MXN	— Mexican Peso	TRY	— Turkish Lira
BRL	— Brazilian Real	GBP	— British Pound Sterling	NOK	— Norwegian Krone	TWD	— New Taiwan Dollar
CAD	— Canadian Dollar	HUF	— Hungarian Forint	PEN	— Peruvian Sol	USD	— U.S. Dollar
CHF	— Swiss Franc	IDR	— Indonesian Rupiah	PHP	— Philippine Peso	ZAR	— South African Rand
CLP	— Chilean Peso	INR	— Indian Rupee	PLN	— Polish Zloty
COP	— Columbian Peso	JPY	— Japanese Yen	RUB	— Russian Ruble
CZK	— Czech Koruna	KRW	— South Korean Won	SEK	— Swedish Krona

Invesco World Bond Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bonds	Short	13	September-2017	$(1,431,538)	$10,874
Euro-Buxl 30 Year Bonds	Short	10	September-2017	(1,918,771)	(1,782)
Long Gilt	Short	8	September-2017	(1,330,217)	17,700
Total Futures Contracts—Interest Rate Risk					$26,792

Options Written Transactions
	Call Options					Put Options
	Notional Value		Notional Value		Premiums Received	Notional Value		Premiums Received
Beginning of period	USD	$—	EUR	$—	$—	USD	—	$—
Written	USD	1,500,000	EUR	1,000,000	13,466	USD	600,000	315
Expired	USD	(1,500,000)	EUR	(1,000,000)	(13,466)	USD	(600,000)	(315)
End of period	USD	$—	EUR	$—	$—	USD	—	$—

Open Over-The-Counter Interest Rate Swap Agreements – Interest Rate Risk

Counterparty	Pay/Receive	Reference Entity	(Pay)/Receive Fixed Rate	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Pay	CFETS 7-day China Fixing Repo Rate	3.68%	07/25/2022	CNY 13,000,000	$(1,153)

Abbreviations:
CNY — Chinese Yuan	CFETS — China Foreign Exchange Trade System

Open Centrally Cleared Interest Rate Swap Agreements (a)

Counterparty/Clearinghouse	Pay/ Receive	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse (USA) LLC/CME	Pay	Overnight Brazil DI Rate	8.51%	01/02/2018	BRL	27,000,000	$8,061
Credit Suisse (USA) LLC/CME	Pay	28-Day MXN TIIE	6.72	06/23/2022	MXN	70,000,000	(18,770)
Credit Suisse (USA) LLC/CME	Receive	Overnight Brazil DI Rate	8.38	01/02/2019	BRL	(8,000,000)	(9,870)
Credit Suisse (USA) LLC/CME	Receive	6 Month WIBOR	2.69	06/29/2027	PLN	(2,500,000)	13,119
Credit Suisse (USA) LLC/CME	Receive	6 Month WIBOR	2.92	07/10/2027	PLN	(2,500,000)	(122)
Total Interest Rate Swap Agreements – Interest Rate Risk							$(7,582)

Abbreviations:

BRL – Brazilian Real
CME – Chicago Mercantile Exchange
DI – Interbank Deposit
MXN – Mexican Peso
PLN – Polish Zloty
TIIE – Interbank Equilibrium Interest Rate
WIBOR – Warsaw Interbank Offered Rate

(a) Centrally Cleared Interest Rate Swap Agreements are collateralized by $150,000 cash held with Credit Suisse Securities, the swap agreements merchant.

Invesco World Bond Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2017:

Derivative Assets	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$ —	$ —	$28,574	$ 28,574
Unrealized appreciation on swap agreements—Centrally Cleared	—	—	21,180	21,180
Options purchased, at value—OTC(a)	4,630	4,383	—	9,013
Unrealized appreciation on forward foreign currency contracts outstanding	—	885,275	—	885,275
Total Derivative Assets	4,630	889,658	49,754	944,042
Derivatives not subject to master netting agreements	—	—	(49,754)	(49,754)
Total Derivative Assets subject to master netting agreements	$4,630	$889,658	$—	$894,288

Derivative Liabilities	Value
	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$ —	$ —	$(1,782)	$ (1,782)
Unrealized depreciation on swap agreements—Centrally Cleared	—	—	(28,762)	(28,762)
Unrealized depreciation on swap agreements—OTC	—	—	(1,153)	(1,153)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(970,407)	—	(970,407)
Total Derivative Liabilities	—	(970,407)	(31,697)	(1,002,104)
Derivatives not subject to master netting agreements	—	—	30,544	30,544
Total Derivative Liabilities subject to master netting agreements	$ —	$(970,407)	$(1,153)	$ (971,560)
(a)	Options purchased, at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the nine months ended July 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$ —	$ (998,883)	$—	$ —	$(998,883)
Futures contracts	—	—	—	78,850	78,850
Options purchased(a)	—	(50,523)	—	(792)	(51,315)
Options written	969	12,811	—	—	13,780
Swap agreements	(224,043)	—	(37,859)	97,713	(164,189)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	—	(69,624)	—	—	(69,624)
Futures contracts	—	—	—	(26,231)	(26,231)
Options purchased(a)	(17,640)	(80)	—	—	(17,720)
Swap agreements	158,416	—	11,347	83,497	253,260
Total	$(82,298)	$(1,106,299)	$(26,512)	$233,037	$(982,072)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

Invesco World Bond Fund

The table below summarizes the five month average notional value of options written, the eight month average notional value of futures contracts and the nine month average notional value of forward foreign currency contracts, options purchased and swap agreements.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Options Written	Swap Agreements
Average notional value	$61,828,451	$2,379,320	$82,428,828	$1,231,890	$15,692,418

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2017 was $62,798,699 and $82,359,119, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $8,143,925 and $4,275,068, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,209,908
Aggregate unrealized (depreciation) of investment securities	(220,379)
Net unrealized appreciation of investment securities	$989,529
Cost of investments for tax purposes is $31,520,655.

Invesco World Bond Fund

Item 2.	Controls and Procedures.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.